UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds
(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, IL 60654
(Address of principal executive offices)  (Zip code)

Marc L. Collins
325 North LaSalle Street, Suite 645
Chicago, IL  60654
(Name and address of agent for service)

Registrant’s telephone number, including area code:  312-832-1440

Date of fiscal year end:   09/30

Date of reporting period:  03/31/2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

3.31.2015

RIVERNORTH®

Semi-Annual Report

RIVERNORTH FUNDS

Investment Adviser:
RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

RN

RiverNorth Funds	Table of Contents

Opportunistic Closed‐End Fund Strategies
Portfolio Update	3
RiverNorth Core Opportunity Fund	3
RiverNorth/DoubleLine® Strategic Income Fund	5
RiverNorth Equity Opportunity Fund	8
RiverNorth/Oaktree High Income Fund	10

Managed Volatility Strategy
Portfolio Update	13
RiverNorth Managed Volatility Fund	13

RiverNorth Funds Schedule of Investments and Financial Statements
Disclosure of Fund Expenses	16
Schedule of Investments
RiverNorth Core Opportunity Fund	19
RiverNorth/DoubleLine® Strategic Income Fund	24
RiverNorth Equity Opportunity Fund	56
RiverNorth/Oaktree High Income Fund	58
RiverNorth Managed Volatility Fund	72

Statement of Assets and Liabilities
RiverNorth Core Opportunity Fund	79
RiverNorth/DoubleLine® Strategic Income Fund	81
RiverNorth Equity Opportunity Fund	83
RiverNorth/Oaktree High Income Fund	85
RiverNorth Managed Volatility Fund	87

Statement of Operations
RiverNorth Core Opportunity Fund	88
RiverNorth/DoubleLine® Strategic Income Fund	89
RiverNorth Equity Opportunity Fund	90
RiverNorth/Oaktree High Income Fund	91
RiverNorth Managed Volatility Fund	92

Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	93
RiverNorth/DoubleLine® Strategic Income Fund	95
RiverNorth Equity Opportunity Fund	97
RiverNorth/Oaktree High Income Fund	99
RiverNorth Managed Volatility Fund	101

Financial Highlights
RiverNorth Core Opportunity Fund	102
RiverNorth/DoubleLine® Strategic Income Fund	105
RiverNorth Equity Opportunity Fund	109
RiverNorth/Oaktree High Income Fund	113
RiverNorth Managed Volatility Fund	117

Notes to Financial Statements	119

Additional Information	141

Board Considerations Regarding Approval of Investment Advisory and Sub‐Advisory Agreements	142

RiverNorth Funds	Portfolio Update
March 31, 2015 (Unaudited)

RiverNorth Core Opportunity Fund

Investment Vehicle Allocation(1)(percentages are based on net assets)

Asset Class Allocation(1)(percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds and the effects of a total return swap.

Equity Capitalization Allocation(1)(percentages are based on net assets)

Semi-Annual Report | March 31, 2015	3

RiverNorth Funds	Portfolio Update
March 31, 2015 (Unaudited)

Fixed Income Allocation(1)(2)(percentages are based on net assets)

(1)	Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Large Shareholder Purchase and Redemption Risk – the Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – the value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Small-Cap Risk – small-cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.
(2)	Credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the adviser of said closed-end fund. If a credit breakdown is not provided by the adviser, Bloomberg is used. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rate lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional information at www.rivernorth.com.

Portfolio detail statistics are estimates made by the Adviser and are subject to change.

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RiverNorth Funds	Portfolio Update
March 31, 2015 (Unaudited)

RiverNorth/DoubleLine Strategic Income Fund

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Totals may not add up to 100% due to rounding.

Semi-Annual Report | March 31, 2015	5

RiverNorth Funds	Portfolio Update
March 31, 2015 (Unaudited)

Sector Breakdown(1)(percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds and the effects of a total return swap.

(1)	Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Large Shareholder Purchase and Redemption Risk – the Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Mortgage-Backed Security Risk – mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – the value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not

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RiverNorth Funds	Portfolio Update
March 31, 2015 (Unaudited)

perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.
(2)	For the sleeve managed by RiverNorth, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by DoubleLine, credit quality allocation is determined from the highest available credit rating from any Nationally Recognized Statistical Rating Organization (S&P, Moody’s and Fitch). Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

Portfolio detail statistics are estimates made by the Adviser and are subject to change.

Semi-Annual Report | March 31, 2015	7

RiverNorth Funds	Portfolio Update
March 31, 2015 (Unaudited)

RiverNorth Equity Opportunity Fund

Investment Vehicle Allocation(1)(percentages are based on net assets)

Sector Breakdown(1)(percentages are based on net assets)

Totals may not add up to 100% due to rounding.

Sector weightings are based on Morningstar, Inc. un-weighted closed-end fund indices which are an equal-weighted average of all of the closed-end funds assigned to the categories noted above.

(1)	Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Equity Risk – the value of equity securities changes frequently. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – the Fund may experience adverse effects when certain large shareholders

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RiverNorth Funds	Portfolio Update
March 31, 2015 (Unaudited)

purchase or redeem large amounts of shares of the Fund. Mid-Cap Risk – mid-cap companies may be more susceptible to adverse business or economic events than large-cap companies. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – the value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Small-Cap Risk – small-cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Portfolio detail statistics are estimates made by the Adviser and are subject to change.

Semi-Annual Report | March 31, 2015	9

RiverNorth Funds	Portfolio Update
March 31, 2015 (Unaudited)

RiverNorth/Oaktree High Income Fund

Strategy Allocation

Credit Quality Distribution(1)(2)(percentages are based on net assets)

Totals may not add up to 100% due to rounding.

Sector Breakdown(1)(percentages are based on net assets)

The allocation does not add up to 100% as it reflects the leverage utilized by the underlying funds.

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RiverNorth Funds	Portfolio Update
March 31, 2015 (Unaudited)

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is high specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate (LIBOR) and a decline in LIBOR could negatively impact the Fund’s return. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – the Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Loans Risk – loans may be unrated or rated below investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.
(2)	For the sleeve managed by RiverNorth, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by Oaktree, the sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

Portfolio detail statistics are estimates made by the Adviser and are subject to change.

Semi-Annual Report | March 31, 2015	11

RiverNorth Funds	Portfolio Update
March 31, 2015 (Unaudited)

RiverNorth Managed Volatility Fund

Risk-Based Strategy Weights (1)(percentages are based on net assets)

Sector Exposure(1)(percentages are based on net assets)

(1)	Exchange Traded Fund Risk – exchange traded funds may not correlate to designated indices and have additional fees and expenses, including the duplication of management fees. Focused Security Risk – the value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Foreign Investing/ADR Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. Large Company Risk – the Fund may have fewer investment opportunities than funds that invest in companies of all capitalization ranges. Large Cash Position Risk – under normal circumstances the Fund will hold a large portion of its assets in cash to cover its options positions. Keeping a large cash position and foregoing other potential investment opportunities could diminish the Fund’s investment returns. Large Shareholder Purchase and Redemption Risk – the Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Mid Cap Risk – the Fund may invest in mid cap companies and bears the risk that the Fund’s investment in mid cap companies may be subject to greater earnings and price volatility in comparison to larger companies. Non-Diversified Risk – changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Options Risk – using options involves the exercise of skill and judgment. Options may expire worthless or not perform as expected. Portfolio Turnover Risk – increased portfolio turnover results in higher

Semi-Annual Report | March 31, 2015	13

RiverNorth Funds	Portfolio Update
March 31, 2015 (Unaudited)

brokerage expenses and may impact the tax status of distributions. Tax Risk – gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains. Current tax laws are subject to change. Transaction Cost Risk – the expected high rate of portfolio turnover will likely cause the Fund to incur higher brokerage charges than those associated with an average equity mutual fund.

Portfolio detail statistics are estimates made by the Adviser and are subject to change.

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RiverNorth Funds

Schedule of Investments and Financial Statements

RiverNorth Funds	Disclosure of Fund Expenses
March 31, 2015 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Funds, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2014 and held for the six months ended March 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2015	16

RiverNorth Funds	Disclosure of Fund Expenses
March 31, 2015 (Unaudited)

	Beginning Account Value 10/01/2014	Ending Account Value 03/31/2015	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Class I Shares
Actual	$1,000.00	$1,032.30	1.11%	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	1.11%	$5.59

Class R Shares
Actual	$1,000.00	$1,031.60	1.35%	$6.84
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	1.35%	$6.79

RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$1,024.00	0.87%	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	0.87%	$4.38

Class R Shares
Actual	$1,000.00	$1,023.70	1.11%	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	1.11%	$5.59

RiverNorth Equity Opportunity Fund
Class I Shares
Actual	$1,000.00	$1,050.40	1.35%	$6.90
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	1.35%	$6.79

Class R Shares
Actual	$1,000.00	$1,048.20	1.60%	$8.17
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05

RiverNorth/Oaktree High Income Fund
Class I Shares
Actual	$1,000.00	$1,012.40	1.38%	$6.92
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	1.38%	$6.94

Class R Shares
Actual	$1,000.00	$1,011.10	1.63%	$8.17
Hypothetical (5% return before expenses)	$1,000.00	$1,016.80	1.63%	$8.20

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RiverNorth Funds	Disclosure of Fund Expenses
March 31, 2015 (Unaudited)

Beginning Account Value 10/01/2014	Ending Account Value 03/31/2015	Expense Ratio(a)	Expenses Paid During Period(b)

RiverNorth Managed Volatility Fund
Actual	$1,000.00	$1,003.70	1.98%	$9.89
Hypothetical (5% return before expenses)	$1,000.00	$1,015.06	1.98%	$9.95

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365. Note this expense example is typically based on a six-month period.

Semi-Annual Report | March 31, 2015	18

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 65.77%
859,898	Aberdeen Asia-Pacific Income Fund, Inc.	$4,626,251
237,987	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	2,991,497
1,705,252	Adams Diversified Equity Fund, Inc.	23,805,318
119,771	Advent Claymore Convertible Securities and Income Fund II	804,861
263,098	AllianceBernstein Global High Income Fund, Inc.	3,307,142
457,420	AllianceBernstein Income Fund, Inc.	3,531,282
794,326	AllianzGI Equity & Convertible Income Fund	15,735,598
1,859,406	Alpine Total Dynamic Dividend Fund	16,567,307
241,617	Apollo Tactical Income Fund, Inc.	3,942,948
253,944	Avenue Income Credit Strategies Fund	3,844,712
521,530	BlackRock Corporate High Yield Fund, Inc.	5,820,275
1,438,634	BlackRock Credit Allocation Income Trust	19,364,014
938,736	BlackRock Debt Strategies Fund, Inc.	3,501,485
402,389	BlackRock Enhanced Equity Dividend Trust	3,303,614
1,194,058	BlackRock Global Opportunities Equity Trust	16,573,525
350,079	BlackRock Multi-Sector Income Trust	6,115,880
184,420	BlackRock Municipal Target Term Trust	3,867,287
305,478	Blackstone/GSO Long-Short Credit Income Fund	4,930,415
441,983	Blackstone/GSO Strategic Credit Fund	7,151,285
1,728,766	Boulder Growth & Income Fund, Inc.	14,815,522
362,324	CBRE Clarion Global Real Estate Income Fund	3,242,800
148,802	Central Europe, Russia and Turkey Fund, Inc.	3,050,441
737,465	Central Fund of Canada Ltd. - Class A	8,797,957
66,022	Central Securities Corp.	1,439,280
606,124	ClearBridge American Energy MLP Fund, Inc.	9,588,882
300,923	ClearBridge Energy MLP Total Return Fund, Inc.	5,985,358
265,271	Clough Global Allocation Fund	3,992,329
502,718	Clough Global Equity Fund	7,555,852
1,510,478	Clough Global Opportunities Fund	18,820,556
103,790	Cohen & Steers REIT and Preferred Income Fund, Inc.	2,018,716
158,477	Deutsche High Income Trust	1,407,276
250,795	Diversified Real Asset Income Fund	4,539,389
380,552	Eaton Vance Limited Duration Income Fund	5,476,143
188,646	Eaton Vance Short Duration Diversified Income Fund	2,733,481
360,097	First Trust High Income Long/Short Fund	5,898,389
388,566	Franklin Limited Duration Income Trust	4,728,848
349,334	General American Investors Co., Inc.	12,219,703
155,998	Global High Income Fund, Inc.	1,364,982
127,116	Goldman Sachs MLP Income Opportunities Fund	2,140,633
417,320	Invesco Dynamic Credit Opportunities Fund	4,995,320
548,118	Invesco Municipal Opportunity Trust	7,103,609
283,834	Invesco Municipal Trust	3,633,075
194,964	Ivy High Income Opportunities Fund	3,164,266
94,485	Kayne Anderson Midstream/Energy Fund, Inc.	3,097,218

See Notes to Financial Statements.
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RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description		Value
3,681,384	Liberty All Star® Equity Fund	$21,499,283
328,668	LMP Real Estate Income Fund, Inc.	4,279,257
7,968	Macquarie Global Infrastructure Total Return Fund, Inc.	197,606
74,090	Madison Strategic Sector Premium Fund	892,044
351,262	MFS Charter Income Trust	3,091,106
1,194,660	MFS Multimarket Income Trust	7,586,091
193,845	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,796,943
565,322	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	5,234,882
100,280	Neuberger Berman High Yield Strategies Fund, Inc.	1,237,455
965,733	Neuberger Berman Real Estate Securities Income Fund, Inc.	5,234,273
1,397,114	NexPoint Credit Strategies Fund	17,002,877
330,445	Nuveen Build America Bond Fund	7,018,652
1,177,581	Nuveen Credit Strategies Income Fund	10,657,108
88,313	Nuveen Dividend Advantage Municipal Fund	1,264,642
593,930	Nuveen Intermediate Duration Municipal Term Fund	7,697,333
450,057	Nuveen Mortgage Opportunity Term Fund	10,481,828
145,788	Nuveen Mortgage Opportunity Term Fund 2	3,297,725
214,967	Nuveen Municipal Advantage Fund, Inc.	2,957,946
130,123	Nuveen Municipal Market Opportunity Fund, Inc.	1,782,685
154,206	Nuveen Municipal Opportunity Fund, Inc.	2,263,744
268,445	Nuveen Preferred Income Opportunities Fund	2,558,281
56,255	Nuveen Premier Municipal Income Fund, Inc.	781,944
372,361	Nuveen Premium Income Municipal Fund 2, Inc.	5,283,803
89,419	Nuveen Premium Income Municipal Fund, Inc.	1,253,654
39,145	Nuveen Quality Income Municipal Fund, Inc.	549,596
125,818	Nuveen Quality Preferred Income Fund 3	1,089,584
28,993	Nuveen Select Quality Municipal Fund, Inc.	408,511
1,031,484	PIMCO Dynamic Credit Income Fund	21,062,903
7,306	Prudential Short Duration High Yield Fund, Inc.	118,869
97,500	Putnam Municipal Opportunities Trust	1,195,350
413,045	Putnam Premier Income Trust	2,176,747
72,702	Royce Global Value Trust, Inc.	585,251
1,402,799	Royce Value Trust, Inc.	20,088,082
554,416	Sprott Focus Trust, Inc.	4,025,060
890,749	Templeton Global Income Fund	6,404,485
1,084,584	Tri-Continental Corp.	23,524,627
83,331	Virtus Global Multi-Sector Income Fund	1,392,461
99,406	Voya Emerging Markets High Income Dividend Equity Fund	1,003,007
436,137	Wells Fargo Advantage Multi-Sector Income Fund	5,822,429
126,594	Western Asset Emerging Markets Debt Fund, Inc.	1,993,855
349,361	Western Asset Emerging Markets Income Fund, Inc.	3,881,401
238,647	Western Asset Global Corporate Defined Opportunity Fund, Inc.	4,221,665
390,615	Western Asset High Income Opportunity Fund, Inc.	2,078,072
248,401	Western Asset Managed High Income Fund, Inc.	1,284,233
310,455	Western Asset Worldwide Income Fund, Inc.	3,520,560

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	20

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description		Value
696,459	Zweig Total Return Fund, Inc.	$9,527,559

TOTAL CLOSED-END FUNDS (Cost $484,417,312)		532,900,190

BUSINESS DEVELOPMENT COMPANIES - 1.84%
684,063	American Capital Ltd.(a)	10,117,292
243,489	Fifth Street Finance Corp.	1,777,470
328,229	Medley Capital Corp.	3,003,295

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $15,092,918)		14,898,057

EXCHANGE-TRADED FUNDS - 19.34%
94,701	Guggenheim Russell Top 50® Mega Cap ETF	13,289,391
30,000	iShares® Russell 2000® ETF	3,731,100
250,000	iShares® S&P 100® Fund	22,565,000
209,517	Market Vectors® Gold Miners ETF	3,821,590
52,179	PowerShares® CEF Income Composite Portfolio	1,244,469
521,245	PowerShares® FTSE RAFI Emerging Markets Portfolio	9,643,033
240,668	PowerShares® FTSE RAFI US 1000 Portfolio	21,975,395
167,759	SPDR® S&P 500® ETF Trust	34,630,491
482,753	Vanguard® FTSE Developed Markets ETF	19,228,052
651,375	Vanguard® FTSE Emerging Markets ETF	26,621,696

TOTAL EXCHANGE-TRADED FUNDS (Cost $140,639,466)		156,750,217

EXCHANGE-TRADED NOTES - 1.12%
407,108	ETRACS 2xLeveraged Long Wells Fargo Business Development Company Index ETN	9,037,797

TOTAL EXCHANGE-TRADED NOTES (Cost $8,688,839)		9,037,797

See Notes to Financial Statements.
21	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description		Value
PREFERRED STOCKS - 0.20%
61,158	General American Investors Co., Inc., Series B, 5.950%	$1,597,447

TOTAL PREFERRED STOCKS (Cost $1,444,152)		1,597,447

SHORT-TERM INVESTMENTS - 12.29%
99,626,642	State Street Institutional Trust (7 Day Yield 0.00%)	99,626,642

TOTAL SHORT-TERM INVESTMENTS (Cost $99,626,642)		99,626,642

TOTAL INVESTMENTS - 100.56% (Cost $749,909,329)		814,810,350
DEPOSIT WITH BROKER FOR TOTAL RETURN SWAP CONTRACTS - 0.05%		400,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.61)%		(4,916,471)
NET ASSETS - 100.00%		$810,293,879

(a)	Non-income producing security.

Common Abbreviations:
CEF - Closed End Fund.
ETF - Exchange Traded Fund.
ETN - Exchange Traded Note.
FTSE - Financial Times Stock Exchange.
Ltd. - Limited.
MLP - Master Limited Partnership.
RAFI - Research Affiliates Fundamental Index.
REIT - Real Estate Investment Trust.
S&P – Standard & Poor’s.
SPDR - Standard and Poor’s Depositary Receipt.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	22

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2015 (Unaudited)

TOTAL RETURN SWAP CONTRACTS (a)(b)

Reference Obligation	Termination Date	Notional Amount	Unrealized Appreciation
ReFlow Fund, LLC*	12/16/2015	$30,000,000	$8,083
			$8,083

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

(b)	The floating short-term rate paid by the Fund (on the notional amount of all total return swap contracts) at March 31, 2015, was 1.93% (1 month Libor +1.75%)

*See Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.
23	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 26.96%
2,387,395	Aberdeen Asia-Pacific Income Fund, Inc.	$12,844,185
618,771	Advent Claymore Convertible Securities and Income Fund II	4,158,141
391,499	Advent/Claymore Enhanced Growth & Income Fund	3,687,921
301,391	AllianceBernstein Global High Income Fund, Inc.	3,788,485
4,102,357	AllianceBernstein Income Fund, Inc.	31,670,196
445,750	Ares Dynamic Credit Allocation Fund, Inc.	7,247,895
60,092	Ares Multi-Strategy Credit Fund, Inc.	1,207,849
1,280,532	BlackRock Corporate High Yield Fund, Inc.	14,290,737
1,677,046	BlackRock Credit Allocation Income Trust	22,573,039
3,641,163	BlackRock Debt Strategies Fund, Inc.	13,581,538
93,239	BlackRock Floating Rate Income Strategies Fund, Inc.	1,296,022
67,128	BlackRock Limited Duration Income Trust	1,059,951
499,177	BlackRock Multi-Sector Income Trust	8,720,622
241,852	BlackRock Municipal Target Term Trust	5,071,636
125,508	Blackstone/GSO Senior Floating Rate Term Fund	2,165,013
743,196	Blackstone/GSO Strategic Credit Fund	12,024,911
96,614	Brookfield High Income Fund, Inc.	852,137
477,103	Brookfield Mortgage Opportunity Income Fund, Inc.	7,857,886
159,590	Credit Suisse Asset Management Income Fund, Inc.	512,284
205,534	Deutsche Global High Income Fund, Inc.	1,722,375
455,060	Deutsche High Income Opportunities Fund, Inc.	6,534,662
152,036	Diversified Real Asset Income Fund	2,751,852
541,106	Eaton Vance Limited Duration Income Fund	7,786,515
31,021	Eaton Vance Municipal Bond Fund	400,481
500,925	Eaton Vance Senior Income Trust	3,261,022
242,656	Eaton Vance Short Duration Diversified Income Fund	3,516,085
257,709	Federated Enhanced Treasury Income Fund	3,481,649
425,750	First Trust High Income Long/Short Fund	6,973,785
72,827	Fort Dearborn Income Securities, Inc.	1,046,524
318,813	Franklin Limited Duration Income Trust	3,879,954
225,280	Global High Income Fund, Inc.	1,971,200
93,400	Invesco Bond Fund	1,746,580
172,358	Invesco Dynamic Credit Opportunities Fund	2,063,125
500,716	Invesco Municipal Opportunity Trust	6,489,279
663,917	Invesco Municipal Trust	8,498,138
153,363	Invesco Quality Municipal Income Trust	1,926,239
547,377	Invesco Senior Income Trust	2,594,567
27,052	Invesco Trust for Investment Grade Municipals	363,849
446,021	Legg Mason BW Global Income Opportunities Fund, Inc.	7,105,115
1,112,776	MFS Charter Income Trust	9,792,429
231,189	MFS InterMarket Income Trust I	1,960,483
1,002,824	MFS Multimarket Income Trust	6,367,932
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,486,142
1,310,547	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	12,135,665
222,590	Neuberger Berman High Yield Strategies Fund, Inc.	2,746,761

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	24

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description		Value
513,448	NexPoint Credit Strategies Fund	$6,248,662
26,998	Nuveen Build America Bond Fund	573,437
210,615	Nuveen Build America Bond Opportunity Fund	4,574,558
185,184	Nuveen California AMT-Free Municipal Income Fund	2,766,649
2,063,381	Nuveen Credit Strategies Income Fund	18,673,598
507,393	Nuveen Dividend Advantage Municipal Fund	7,265,868
50,693	Nuveen Dividend Advantage Municipal Fund 3	719,334
17,384	Nuveen Dividend Advantage Municipal Income Fund	252,242
146,886	Nuveen Floating Rate Income Fund	1,661,281
670,513	Nuveen Global High Income Fund	11,445,657
389,031	Nuveen Intermediate Duration Municipal Term Fund	5,041,842
553,395	Nuveen Municipal Advantage Fund, Inc.	7,614,715
387,941	Nuveen Municipal Market Opportunity Fund, Inc.	5,314,792
115,363	Nuveen Municipal Opportunity Fund, Inc.	1,693,529
100,482	Nuveen Performance Plus Municipal Fund, Inc.	1,494,167
331,806	Nuveen Preferred Income Opportunities Fund	3,162,111
82,350	Nuveen Premier Municipal Income Fund, Inc.	1,144,665
701,515	Nuveen Premium Income Municipal Fund 2, Inc.	9,954,498
424,433	Nuveen Premium Income Municipal Fund, Inc.	5,950,551
139,427	Nuveen Quality Preferred Income Fund 3	1,207,438
182,417	Nuveen Select Quality Municipal Fund, Inc.	2,570,256
725,801	Nuveen Senior Income Fund	4,833,835
2,543,973	PIMCO Dynamic Credit Income Fund	51,947,929
478,492	PIMCO Income Strategy Fund II	4,804,060
72,206	Pioneer Floating Rate Trust	839,756
217,641	Prudential Global Short Duration High Yield Fund, Inc.	3,467,021
53,949	Prudential Short Duration High Yield Fund, Inc.	877,750
909,665	Putnam Master Intermediate Income Trust	4,457,358
152,500	Putnam Municipal Opportunities Trust	1,869,650
2,359,461	Putnam Premier Income Trust	12,434,359
531,762	Strategic Global Income Fund, Inc.	4,482,754
1,061,605	Templeton Emerging Markets Income Fund	11,433,486
1,935,384	Templeton Global Income Fund	13,915,411
310,425	The GDL Fund	3,206,721
318,337	The New America High Income Fund, Inc.	2,880,950
229,691	Virtus Global Multi-Sector Income Fund	3,838,137
205,862	Voya Prime Rate Trust	1,140,475
52,342	Wells Fargo Advantage Income Opportunities Fund	460,610
467,640	Wells Fargo Advantage Multi-Sector Income Fund	6,242,994
396,901	Western Asset Emerging Markets Debt Fund, Inc.	6,251,191
503,539	Western Asset Emerging Markets Income Fund, Inc.	5,594,318
166,229	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,940,591
707,046	Western Asset High Income Opportunity Fund, Inc.	3,761,485
565,061	Western Asset High Yield Defined Opportunity Fund, Inc.	9,238,747
435,556	Western Asset Managed High Income Fund, Inc.	2,251,824
67,584	Western Asset Worldwide Income Fund, Inc.	766,403

See Notes to Financial Statements.
25	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description		Value
540,457	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	$6,128,782

TOTAL CLOSED-END FUNDS (Cost $542,779,674)		535,609,303

BUSINESS DEVELOPMENT COMPANIES - 0.62%
682,969	American Capital Ltd.(a)	10,101,111
261,039	Fifth Street Finance Corp.	1,905,585
20,788	THL Credit, Inc.	255,485

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $11,872,176)		12,262,181

EXCHANGE-TRADED FUNDS - 0.81%
672,288	PowerShares® CEF Income Composite Portfolio	16,034,069

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,813,421)		16,034,069

EXCHANGE-TRADED NOTES - 0.42%
378,926	ETRACS 2xLeveraged Long Wells Fargo Business Development Company Index ETN	8,412,157

TOTAL EXCHANGE-TRADED NOTES (Cost $8,082,251)		8,412,157

OPEN-END FUNDS - 1.26%
2,542,794	RiverNorth/Oaktree High Income Fund, Class I(b)	25,046,523

TOTAL OPEN-END FUNDS (Cost $25,046,523)		25,046,523

PREFERRED STOCKS - 0.99%
80,225	Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	2,124,358
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%	3,175,793
331,835	Kayne Anderson MLP Investment Co., Series E, 4.250%	8,435,246
76,371	The GDL Fund, Series B, 3.000%(c)	3,827,715

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	26

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description				Value
212,850	Tortoise Energy Infrastructure Corp., Series C, 3.950%			$2,164,684

TOTAL PREFERRED STOCKS
(Cost $19,596,745)				19,727,796

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 1.25%
289,632	Fifth Street Finance Corp.	6.13%	04/30/2028	7,269,763
251,279	Main Street Capital Corp.	6.13%	04/01/2023	6,344,795
44,411	Medley Capital Corp.	7.13%	03/30/2019	1,121,378
188,096	Medley Capital Corp.	6.13%	03/30/2023	4,749,424
62,565	MVC Capital, Inc.	7.25%	01/15/2023	1,574,136
27,623	PennantPark Investment Corp.	6.25%	02/01/2025	692,232
125,000	THL Credit, Inc.	6.75%	11/15/2021	3,148,750

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES (Cost $24,649,948)				24,900,478

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.36%
Australia - 0.05%
$880,000	Australia & New Zealand Banking Group Ltd.(d)	4.88%	01/12/2021	1,003,916

Austria - 0.02%
200,000	ESAL GmbH(d)	6.25%	02/05/2023	195,500
200,000	ESAL GmbH(e)	6.25%	02/05/2023	195,500
				391,000
Barbados - 0.03%
400,000	Columbus International, Inc.(d)	7.38%	03/30/2021	422,000
200,000	Columbus International, Inc.(e)	7.38%	03/30/2021	211,000
				633,000
Bermuda - 0.05%
600,000	Digicel Group Ltd.(d)	7.13%	04/01/2022	550,320
400,000	Digicel Group Ltd.(e)	7.13%	04/01/2022	367,000
				917,320
Brazil - 0.01%
1,500,000	OAS Finance Ltd.(d)(f)(g)	8.88%	Perpetual Maturity	228,750

British Virgin Islands - 0.02%
400,000	Magnesita Finance Ltd.(e)(g)	8.63%	Perpetual Maturity	314,000

See Notes to Financial Statements.
27	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)
Principal Amount/Description		Rate	Maturity	Value
Canada - 0.09%
$820,000	Bank of Montreal	1.40%	09/11/2017	$823,876
250,000	Bank of Montreal	2.38%	01/25/2019	256,086
40,000	Masonite International Corp.(d)	5.63%	03/15/2023	41,200
195,000	Seven Generations Energy Ltd.(d)	8.25%	05/15/2020	199,875
380,000	TransCanada PipeLines Ltd.	4.63%	03/01/2034	410,349
				1,731,386
Cayman Islands - 0.28%
300,000	AES Andres Dominicana Ltd.(d)	9.50%	11/12/2020	313,500
1,000,000	AES Andres Dominicana Ltd.(e)	9.50%	11/12/2020	1,045,000
500,000	Agromercantil Senior Trust(d)	6.25%	04/10/2019	511,850
300,000	Agromercantil Senior Trust(e)	6.25%	04/10/2019	307,110
1,095,000	Alibaba Group Holding Ltd.(d)	3.60%	11/28/2024	1,100,711
150,000	Bantrab Senior Trust(e)	9.00%	11/14/2020	157,875
200,000	Cementos Progreso Trust(e)	7.13%	11/06/2023	213,500
300,000	Comcel Trust via Comunicaciones Celulares SA(d)	6.88%	02/06/2024	320,400
200,000	Grupo Aval Ltd.(e)	4.75%	09/26/2022	198,690
600,000	Industrial Senior Trust(d)	5.50%	11/01/2022	583,380
500,000	Industrial Senior Trust(e)	5.50%	11/01/2022	486,150
200,000	Tencent Holdings Ltd.(d)	3.80%	02/11/2025	204,800
				5,442,966
Chile - 0.16%
600,000	Cencosud SA(d)	5.15%	02/12/2025	593,835
800,000	CorpGroup Banking SA(d)	6.75%	03/15/2023	796,338
400,000	ENTEL Chile SA(d)	4.75%	08/01/2026	411,960
200,000	GNL Quintero SA(d)	4.63%	07/31/2029	208,289
500,000	SACI Falabella(e)	4.38%	01/27/2025	517,360
240,000	Tanner Servicios Financieros SA(e)	4.38%	03/13/2018	236,349
400,000	Telefonica Chile SA(e)	3.88%	10/12/2022	403,690
				3,167,821
Colombia - 0.13%
300,000	Banco GNB Sudameris SA(e)	3.88%	05/02/2018	291,000
250,000	Banco GNB Sudameris SA(e)	7.50%	07/30/2022	263,683
300,000	Bancolombia SA	5.13%	09/11/2022	303,870
190,000	Ecopetrol SA	7.38%	09/18/2043	207,337
900,000	Ecopetrol SA	5.88%	05/28/2045	848,250
600,000	Pacific Rubiales Energy Corp.(d)	5.13%	03/28/2023	352,500
100,000	Pacific Rubiales Energy Corp.(d)	5.63%	01/19/2025	59,070
400,000	Pacific Rubiales Energy Corp.(e)	5.13%	03/28/2023	235,000
				2,560,710
Costa Rica - 0.09%
400,000	Banco de Costa Rica(e)	5.25%	08/12/2018	409,800

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	28

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$600,000	Banco Nacional de Costa Rica(e)	4.88%	11/01/2018	$609,720
200,000	Banco Nacional de Costa Rica(e)	6.25%	11/01/2023	204,500
400,000	Instituto Costarricense de Electricidad(d)	6.95%	11/10/2021	422,500
200,000	Instituto Costarricense de Electricidad(e)	6.95%	11/10/2021	211,250
				1,857,770
Curacao - 0.06%
500,000	SUAM Finance BV(d)	4.88%	04/17/2024	518,750
200,000	SUAM Finance BV(e)	4.88%	04/17/2024	207,500
542,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	541,830
				1,268,080
Dominican Republic - 0.02%
400,000	Aeropuertos Dominicanos Siglo XXI SA(e)(h)	9.75%	11/13/2019	387,000

European Union - 0.04%
848,000	Corp. Andina de Fomento	3.75%	01/15/2016	869,362

France - 0.02%
440,000	Orange SA	2.75%	09/14/2016	450,026

Great Britain - 0.11%
505,000	BP Capital Markets PLC	3.06%	03/17/2022	514,194
738,000	British Telecommunications PLC	5.95%	01/15/2018	825,757
1,000,000	Vedanta Resources PLC(d)	7.13%	05/31/2023	830,000
				2,169,951
Guatemala - 0.02%
400,000	Comcel Trust via Comunicaciones Celulares SA(e)	6.88%	02/06/2024	427,200

India - 0.03%
500,000	Reliance Industries Ltd.(e)(g)	5.88%	Perpetual Maturity	504,950

Israel - 0.06%
300,000	B Communications Ltd.(d)	7.38%	02/15/2021	322,950
160,000	Delek & Avner Tamar Bond Ltd.(d)	5.41%	12/30/2025	161,519
600,000	Israel Electric Corp. Ltd.(d)	5.00%	11/12/2024	624,000
				1,108,469
Luxembourg - 0.19%
540,000	Actavis Funding SCS	2.35%	03/12/2018	547,607
515,000	Actavis Funding SCS	4.75%	03/15/2045	548,766
675,000	Covidien International Finance SA	2.95%	06/15/2023	686,541
200,000	Gol LuxCo SA(d)	8.88%	01/24/2022	145,500
395,000	Intelsat Jackson Holdings SA	5.50%	08/01/2023	374,756
200,000	Millicom International Cellular SA(e)	4.75%	05/22/2020	196,800
300,000	Millicom International Cellular SA(e)	6.63%	10/15/2021	318,375
200,000	Minerva Luxembourg SA(d)	7.75%	01/31/2023	197,500

See Notes to Financial Statements.
29	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$650,000	Minerva Luxembourg SA(c)(d)(g)	8.75%	Perpetual Maturity	$620,750
200,000	Minerva Luxembourg SA(e)	7.75%	01/31/2023	197,500
				3,834,095
Marshall Islands - 0.03%
270,528	Nakilat, Inc.(e)	6.27%	12/31/2033	318,724
300,000	Nakilat, Inc.(e)	6.07%	12/31/2033	352,125
				670,849
Mexico - 0.33%
300,000	BBVA Bancomer SA(c)(e)	5.35%	11/12/2029	299,190
600,000	Cemex SAB de CV(d)	5.70%	01/11/2025	593,400
400,000	Credito Real SAB de CV SOFOM ER(d)	7.50%	03/13/2019	410,800
744,551	Fermaca Enterprises S de RL de CV(d)	6.38%	03/30/2038	783,640
600,000	Grupo Idesa SA de CV(d)	7.88%	12/18/2020	617,250
300,000	Grupo KUO SAB de CV(e)	6.25%	12/04/2022	307,350
400,000	Mexichem SAB de CV(e)	6.75%	09/19/2042	434,000
800,000	Mexico Generadora de Energia S de rl(e)	5.50%	12/06/2032	814,000
1,015,000	Petroleos Mexicanos(d)	5.63%	01/23/2046	1,035,097
200,000	Sixsigma Networks Mexico SA de CV(d)	8.25%	11/07/2021	209,560
400,000	TV Azteca SAB de CV(e)	7.63%	09/18/2020	427,500
250,000	Unifin Financiera SAPI de CV SOFOM ENR(d)	6.25%	07/22/2019	233,525
400,000	Unifin Financiera SAPI de CV SOFOM ENR(e)	6.25%	07/22/2019	373,640
				6,538,952
Netherlands - 0.10%
250,000	Ajecorp BV(e)	6.50%	05/14/2022	151,250
300,000	CIMPOR Financial Operations BV(d)	5.75%	07/17/2024	249,000
200,000	CIMPOR Financial Operations BV(e)	5.75%	07/17/2024	166,000
700,000	Marfrig Holding Europe BV(d)	6.88%	06/24/2019	596,750
200,000	Marfrig Holding Europe BV(e)	6.88%	06/24/2019	170,500
600,000	VTR Finance BV(e)	6.88%	01/15/2024	624,000
				1,957,500
Pakistan - 0.01%
200,000	Global Bank Corp.(d)	5.13%	10/30/2019	208,480

Panama - 0.11%
200,000	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	207,134
700,000	AES El Salvador Trust II(e)	6.75%	03/28/2023	626,500
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(d)	8.38%	05/10/2020	402,000
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(e)	8.38%	05/10/2020	402,000

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	30

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$313,990	ENA Norte Trust(e)	4.95%	04/25/2023	$324,195
200,000	Global Bank Corp.(e)	4.75%	10/05/2017	206,200
				2,168,029
Paraguay - 0.06%
150,000	Banco Regional SAECA(d)	8.13%	01/24/2019	159,570
600,000	Banco Regional SAECA(e)	8.13%	01/24/2019	638,280
400,000	Telefonica Celular del Paraguay SA(e)	6.75%	12/13/2022	411,000
				1,208,850
Peru - 0.22%
600,000	Abengoa Transmision Sur SA(d)	6.88%	04/30/2043	678,000
250,000	Banco Internacional del Peru SAA(c)(e)	6.63%	03/19/2029	271,250
400,000	Banco Internacional del Peru SAA(c)(e)	8.50%	04/23/2070	460,985
180,000	Camposol SA(d)	9.88%	02/02/2017	178,200
400,000	Cia Minera Ares SAC(e)	7.75%	01/23/2021	396,500
400,000	Corp. Azucarera del Peru SA(e)	6.38%	08/02/2022	359,200
100,000	Corp. Pesquera Inca SAC(d)	9.00%	02/10/2017	100,250
400,000	Corp. Pesquera Inca SAC(e)	9.00%	02/10/2017	401,000
200,000	Inkia Energy Ltd.(d)	8.38%	04/04/2021	208,500
200,000	Maestro Peru SA(e)	6.75%	09/26/2019	211,000
500,000	Pesquera Exalmar SAA(d)	7.38%	01/31/2020	396,250
500,000	Pesquera Exalmar SAA(e)	7.38%	01/31/2020	396,250
400,000	Volcan Cia Minera SAA(e)	5.38%	02/02/2022	381,200
				4,438,585
Singapore - 0.02%
400,000	Oversea-Chinese Banking Corp. Ltd.(c)(e)	4.00%	10/15/2024	417,460

TOTAL FOREIGN CORPORATE BONDS (Cost $48,807,968)				46,876,477

U.S. CORPORATE BONDS - 3.51%
Aerospace/Defense - 0.05%
381,000	The Boeing Co.	6.88%	03/15/2039	575,812
445,000	TransDigm, Inc.	6.00%	07/15/2022	446,669
				1,022,481
Agriculture - 0.03%
540,000	Altria Group, Inc.	2.85%	08/09/2022	537,711

Auto Manufacturers - 0.06%
790,000	Ford Motor Co.	7.45%	07/16/2031	1,093,617

Auto Parts & Equipment - 0.07%
300,000	American Axle & Manufacturing, Inc.	6.63%	10/15/2022	323,250
165,000	Dana Holding Corp.	5.50%	12/15/2024	170,775
470,000	Delphi Corp.	4.15%	03/15/2024	500,558

See Notes to Financial Statements.
31	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$405,000	The Goodyear Tire & Rubber Co.	7.00%	05/15/2022	$447,525
				1,442,108
Banks - 0.35%
810,000	Bank of America Corp.	2.00%	01/11/2018	816,544
530,000	BB&T Corp.	2.45%	01/15/2020	539,503
300,000	BBVA Bancomer SA(c)(d)	5.35%	11/12/2029	299,190
810,000	Citigroup, Inc.	1.75%	05/01/2018	809,054
1,105,000	JPMorgan Chase & Co.	1.70%	03/01/2018	1,109,734
545,000	Morgan Stanley	2.65%	01/27/2020	554,206
520,000	Morgan Stanley	3.75%	02/25/2023	545,918
60,000	PNC Funding Corp.	4.38%	08/11/2020	66,869
465,000	PNC Funding Corp.	3.30%	03/08/2022	490,519
545,000	The Goldman Sachs Group, Inc.	2.60%	04/23/2020	551,437
415,000	Wells Fargo & Co.	4.60%	04/01/2021	466,444
585,000	Wells Fargo & Co.	3.50%	03/08/2022	621,589
				6,871,007
Beverages - 0.03%
500,000	The Coca-Cola Co.	1.80%	09/01/2016	508,671

Building Materials - 0.02%
355,000	Louisiana-Pacific Corp.	7.50%	06/01/2020	380,738

Chemicals - 0.11%
310,000	Ashland, Inc.	4.75%	08/15/2022	316,200
400,000	Braskem America Finance Co.(e)	7.13%	07/22/2041	358,440
445,000	Ecolab, Inc.	3.00%	12/08/2016	458,953
375,000	Hexion US Finance Corp.	6.63%	04/15/2020	345,000
120,000	Platform Specialty Products Corp.(d)	6.50%	02/01/2022	126,000
560,000	The Dow Chemical Co.	3.00%	11/15/2022	565,757
				2,170,350
Commercial Services - 0.06%
310,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	320,462
304,000	Service Corp. International	5.38%	01/15/2022	319,200
420,000	United Rentals North America, Inc.	7.63%	04/15/2022	461,580
				1,101,242
Computers - 0.05%
1,005,000	International Business Machines Corp.	1.13%	02/06/2018	1,003,484

Cosmetics/Personal Care - 0.02%
400,000	Revlon Consumer Products Corp.	5.75%	02/15/2021	415,000

Distribution/Wholesale - 0.02%
415,000	HD Supply, Inc.	7.50%	07/15/2020	446,125

Diversified Financial Services - 0.31%
550,000	Air Lease Corp.	3.75%	02/01/2022	559,698
520,000	Ally Financial, Inc.	4.13%	03/30/2020	518,050

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	32

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$435,000	American Express Credit Corp.	2.13%	03/18/2019	$440,852
650,000	American Express Credit Corp.	2.25%	08/15/2019	659,827
1,060,000	General Electric Capital Corp.	2.90%	01/09/2017	1,098,816
595,000	General Motors Financial Co., Inc.	3.00%	09/25/2017	606,704
455,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.88%	03/15/2019	464,669
779,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	1,010,084
195,000	National Rural Utilities Cooperative Finance Corp.	2.00%	01/27/2020	194,900
529,000	Synchrony Financial	3.00%	08/15/2019	540,807
				6,094,407
Electric - 0.11%
567,000	Berkshire Hathaway Energy Co.	6.50%	09/15/2037	770,232
490,000	Duke Energy Progress, Inc.	4.15%	12/01/2044	536,710
510,000	Southern Power Co.	4.88%	07/15/2015	516,209
150,000	The Southern Co.	1.95%	09/01/2016	152,361
100,000	The Southern Co.	2.45%	09/01/2018	103,142
				2,078,654
Electronics - 0.04%
765,000	Thermo Fisher Scientific, Inc.	3.30%	02/15/2022	785,607

Engineering & Construction - 0.02%
400,000	SBA Communications Corp.	5.63%	10/01/2019	423,800

Entertainment - 0.03%
105,000	Cinemark USA, Inc.	7.38%	06/15/2021	113,137
135,000	Regal Entertainment Group	5.75%	03/15/2022	138,544
345,000	Scientific Games International, Inc.(d)	7.00%	01/01/2022	354,488
				606,169
Environmental Control - 0.04%
405,000	Waste Management, Inc.	3.13%	03/01/2025	409,751
410,000	Waste Management, Inc.	4.10%	03/01/2045	420,795
				830,546
Food - 0.13%
305,000	Kellogg Co.	7.45%	04/01/2031	412,570
120,000	Pilgrim’s Pride Corp.(d)	5.75%	03/15/2025	123,000
255,000	Post Holdings, Inc.	7.38%	02/15/2022	264,563
700,000	The Kroger Co.	3.40%	04/15/2022	724,271
1,050,000	Tyson Foods, Inc.	3.95%	08/15/2024	1,111,434
				2,635,838
Forest Products & Paper - 0.05%
1,025,000	Georgia-Pacific LLC(d)	3.60%	03/01/2025	1,052,878

Hand/Machine Tools - 0.02%
350,000	Milacron LLC / Mcron Finance Corp.(d)	7.75%	02/15/2021	364,000

See Notes to Financial Statements.
33	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Healthcare-Products - 0.06%
$390,000	Alere, Inc.	6.50%	06/15/2020	$405,600
290,000	Biomet, Inc.	6.50%	08/01/2020	308,125
540,000	Zimmer Holdings, Inc.	1.45%	04/01/2017	541,455
				1,255,180
Healthcare-Services - 0.13%
548,000	Anthem, Inc.	2.30%	07/15/2018	556,334
270,000	HCA, Inc.	4.25%	10/15/2019	277,762
135,000	HCA, Inc.	5.38%	02/01/2025	142,003
150,000	Kindred Healthcare, Inc.(d)	8.00%	01/15/2020	161,719
240,000	Laboratory Corp. of America Holdings	2.50%	11/01/2018	245,282
530,000	Laboratory Corp. of America Holdings	4.70%	02/01/2045	547,782
355,000	LifePoint Hospitals, Inc.	5.50%	12/01/2021	373,638
310,000	Select Medical Corp.	6.38%	06/01/2021	308,256
				2,612,776
Holding Companies-Diversified - 0.03%
120,000	Argos Merger Sub, Inc.(d)	7.13%	03/15/2023	124,650
400,000	MUFG Americas Holdings Corp.	1.63%	02/09/2018	400,209
				524,859
Home Builders - 0.01%
260,000	WCI Communities, Inc.	6.88%	08/15/2021	267,800

Household Products/Wares - 0.01%
255,000	Spectrum Brands, Inc.	6.75%	03/15/2020	269,663

Insurance - 0.12%
580,000	Liberty Mutual Group, Inc.(d)	6.50%	05/01/2042	748,772
1,061,000	MetLife, Inc.	4.13%	08/13/2042	1,105,885
525,000	TIAA Asset Management Finance Co. LLC(d)	2.95%	11/01/2019	538,642
				2,393,299
Internet - 0.03%
510,000	Amazon.com, Inc.	3.80%	12/05/2024	537,068

Iron/Steel - 0.07%
595,000	Glencore Funding LLC(d)	3.13%	04/29/2019	609,756
400,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.(d)	6.38%	05/01/2022	399,500
310,000	Steel Dynamics, Inc.(d)	5.13%	10/01/2021	313,487
				1,322,743
Leisure Time - 0.04%
85,000	NCL Corp. Ltd.	5.00%	02/15/2018	87,125
330,000	NCL Corp. Ltd.(d)	5.25%	11/15/2019	339,900
380,000	Viking Cruises Ltd.(d)	8.50%	10/15/2022	424,650
				851,675

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	34

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Lodging - 0.03%
$420,000	MGM Resorts International	6.63%	12/15/2021	$450,713
210,000	Station Casinos LLC	7.50%	03/01/2021	224,700
				675,413
Machinery-Construction & Mining - 0.02%
320,000	Terex Corp.	6.00%	05/15/2021	329,600

Machinery-Diversified - 0.01%
145,000	The Manitowoc Co., Inc.	8.50%	11/01/2020	155,875

Media - 0.14%
220,000	21st Century Fox America, Inc.	4.75%	09/15/2044	247,619
355,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.25%	09/30/2022	364,319
100,000	CCOH Safari LLC	5.50%	12/01/2022	102,500
155,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(d)	6.38%	09/15/2020	164,106
500,000	Comcast Corp.	4.20%	08/15/2034	542,814
535,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc	3.95%	01/15/2025	552,314
395,000	Gannett Co., Inc.(d)	4.88%	09/15/2021	403,888
330,000	Gray Television, Inc.	7.50%	10/01/2020	348,975
				2,726,535
Mining - 0.06%
150,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	134,730
300,000	Southern Copper Corp.	6.75%	04/16/2040	322,830
850,000	Southern Copper Corp.	5.25%	11/08/2042	762,960
				1,220,520
Miscellaneous Manufacturing - 0.04%
470,000	Gates Global LLC / Gates Global Co.(d)	6.00%	07/15/2022	445,912
340,000	Illinois Tool Works, Inc.	3.38%	09/15/2021	361,884
55,000	Illinois Tool Works, Inc.	3.50%	03/01/2024	58,401
				866,197
Office/Business Equipment - 0.05%
385,000	CDW LLC / CDW Finance Corp.	6.00%	08/15/2022	414,722
475,000	Xerox Corp.	2.95%	03/15/2017	489,311
				904,033
Oil & Gas - 0.48%
505,000	Chevron Corp.	1.37%	03/02/2018	507,600
360,000	ConocoPhillips	6.50%	02/01/2039	487,354
400,000	Devon Energy Corp.	6.30%	01/15/2019	458,793
145,000	Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	98,600
6,530,000	Energy XXI Gulf Coast, Inc.(d)	11.00%	03/15/2020	6,227,987
80,000	Energy XXI Gulf Coast, Inc.	7.50%	12/15/2021	29,200
140,000	EPL Oil & Gas, Inc.	8.25%	02/15/2018	104,300

See Notes to Financial Statements.
35	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$380,000	Memorial Production Partners LP / Memorial Production Finance Corp.(d)	6.88%	08/01/2022	$338,200
345,000	Phillips 66	5.88%	05/01/2042	412,533
115,000	Sanchez Energy Corp.	6.13%	01/15/2023	103,931
235,000	Southern Star Central Corp.(d)	5.13%	07/15/2022	242,638
250,000	Triangle USA Petroleum Corp.(d)	6.75%	07/15/2022	203,125
375,000	Ultra Petroleum Corp.(d)	5.75%	12/15/2018	340,313
				9,554,574
Packaging & Containers - 0.06%
395,000	Berry Plastics Corp.	5.50%	05/15/2022	406,356
415,000	Plastipak Holdings, Inc.(d)	6.50%	10/01/2021	424,338
310,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	8.25%	02/15/2021	333,250
				1,163,944
Pharmaceuticals - 0.03%
535,000	Mylan, Inc.	2.60%	06/24/2018	546,639

Pipelines - 0.04%
365,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	433,879
25,000	Kinder Morgan Energy Partners LP	6.50%	09/01/2039	28,545
385,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.(d)	6.25%	10/15/2022	400,400
				862,824
REITS - 0.08%
510,000	Boston Properties LP	4.13%	05/15/2021	554,996
515,000	ERP Operating LP	4.50%	07/01/2044	556,629
345,000	Simon Property Group LP	5.65%	02/01/2020	399,782
125,000	Simon Property Group LP	4.13%	12/01/2021	137,062
				1,648,469
Retail - 0.08%
130,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	135,525
80,000	Family Tree Escrow LLC(d)	5.75%	03/01/2023	84,400
120,000	Rite Aid Corp.(d)	6.13%	04/01/2023	123,600
295,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	315,281
920,000	Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	997,126
				1,655,932
Software - 0.10%
325,000	Activision Blizzard, Inc.(d)	5.63%	09/15/2021	346,937
310,000	Audatex North America, Inc.(d)	6.00%	06/15/2021	329,375
250,000	Infor US, Inc.(d)	6.50%	05/15/2022	256,875
1,025,000	Oracle Corp.	2.38%	01/15/2019	1,051,441
				1,984,628
Telecommunications - 0.10%
325,000	CommScope, Inc.(d)	5.00%	06/15/2021	326,219
205,000	Frontier Communications Corp.	8.50%	04/15/2020	231,137

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	36

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$375,000	Level 3 Communications, Inc.	5.75%	12/01/2022	$385,875
50,000	Level 3 Financing, Inc.	5.38%	08/15/2022	51,703
955,000	Verizon Communications, Inc.	4.40%	11/01/2034	976,100
				1,971,034
Toys/Games/Hobbies - 0.02%
470,000	Mattel, Inc.	2.50%	11/01/2016	477,905

Transportation - 0.05%
500,000	Burlington Northern Santa Fe LLC	4.55%	09/01/2044	550,254
490,000	FedEx Corp.	4.10%	02/01/2045	491,421
				1,041,675

TOTAL U.S. CORPORATE BONDS (Cost $68,637,421)				69,685,293

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.06%
660,000	Mexico Government International Bond	4.00%	10/02/2023	700,425
500,000	Panama Government International Bond	3.75%	03/16/2025	515,000

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (Cost $1,161,318)				1,215,425

COLLATERALIZED LOAN OBLIGATIONS - 0.78%
	Adams Mill CLO Ltd.
500,000	Series 2014-1A(c)(d)	3.75%	07/15/2026	472,687
250,000	Series 2014-1A(c)(d)	5.25%	07/15/2026	220,636
	Apidos CLO XVIII
500,000	Series 2014-18A(c)(d)	3.91%	07/22/2026	481,812
250,000	Series 2014-18A(c)(d)	5.46%	07/22/2026	229,208
	ARES CLO Ltd.
500,000	Series 2012-2A(c)(d)	4.95%	10/12/2023	503,291
	Avery Point II CLO Ltd.
250,000	Series 2013-2A(c)(d)	3.01%	07/17/2025	244,989
500,000	Series 2013-2A(c)(d)	3.71%	07/17/2025	480,929
	Betony CLO Ltd.
500,000	Series 2015-1A(c)(d)	3.41%	04/15/2027	499,159
500,000	Series 2015-1A(c)(d)	3.86%	04/15/2027	471,963
	Birchwood Park CLO Ltd.
250,000	Series 2014-1A(c)(d)	6.65%	07/15/2026	250,458
250,000	Series 2014-1A(c)(d)	3.40%	07/15/2026	250,810

See Notes to Financial Statements.
37	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$250,000	Series 2014-1A(c)(d)	4.45%	07/15/2026	$251,870
	BlueMountain CLO Ltd.
500,000	Series 2012-1A(c)(d)	5.76%	07/20/2023	492,206
	Brookside Mill CLO Ltd.
250,000	Series 2013-1A(c)(d)	2.95%	04/17/2025	242,983
500,000	Series 2013-1A(c)(d)	3.30%	04/17/2025	462,034
500,000	Series 2013-1A(c)(d)	4.65%	04/17/2025	431,453
	Carlyle Global Market Strategies CLO Ltd.
250,000	Series 2014-3A(c)(d)	3.41%	07/27/2026	252,200
500,000	Series 2014-3A(c)(d)	4.46%	07/27/2026	506,000
	Catamaran CLO Ltd.
500,000	Series 2015-1A(c)(d)(i)	3.38%	04/22/2027	450,000
	Dorchester Park CLO Ltd.
250,000	Series 2015-1A(c)(d)	3.46%	01/20/2027	250,613
250,000	Series 2015-1A(c)(d)	3.81%	01/20/2027	241,295
	Emerson Park CLO Ltd.
250,000	Series 2013-1A(c)(d)	3.00%	07/15/2025	246,274
	Flatiron CLO Ltd.
250,000	Series 2014-1A(c)(d)	3.11%	07/17/2026	247,396
250,000	Series 2014-1A(c)(d)	3.56%	07/17/2026	239,820
	Galaxy XV CLO Ltd.
500,000	Series 2013-15A(c)(d)	2.10%	04/15/2025	497,381
500,000	Series 2013-15A(c)(d)	3.65%	04/15/2025	484,242
	Halcyon Loan Advisors Funding Ltd.
250,000	Series 2013-2A(c)(d)	2.95%	08/01/2025	238,852
250,000	Series 2014-1A(c)(d)	3.26%	04/18/2026	238,407
	ING IM CLO Ltd.
250,000	Series 2013-3A(c)(d)	2.96%	01/18/2026	246,220
	LCM XIV LP
500,000	Series 2013-14A(c)(d)	3.75%	07/15/2025	486,163
	LCM XV LP
250,000	Series 2014-15A(c)(d)	3.36%	08/25/2024	250,929
	Madison Park Funding XIII Ltd.
250,000	Series 2014-13A(c)(d)	3.61%	01/19/2025	239,252
	Madison Park Funding XIV Ltd.
250,000	Series 2014-14A(c)(d)	3.86%	07/20/2026	242,532
250,000	Series 2014-14A(c)(d)	5.01%	07/20/2026	226,764
	Magnetite CLO Ltd.
500,000	Series 2012-7A(c)(d)	5.50%	01/15/2025	476,811
	Nomad CLO Ltd.
250,000	Series 2013-1A(c)(d)	3.20%	01/15/2025	246,562
250,000	Series 2013-1A(c)(d)	3.75%	01/15/2025	237,679

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	38

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners XVI Ltd.
$500,000	Series 2013-1A(c)(d)	3.61%	07/17/2025	$468,281
500,000	Series 2013-1A(c)(d)	4.76%	07/17/2025	436,370
	OHA Intrepid Leveraged Loan Fund Ltd.
500,000	Series 2013-1AR(c)(d)	3.31%	04/20/2021	501,464
	Symphony CLO XI Ltd.
500,000	Series 2013-11A(c)(d)	3.41%	01/17/2025	503,221
	Venture X CLO Ltd.
500,000	Series 2012-10A(c)(d)	4.46%	07/20/2022	501,235
	WhiteHorse III Ltd. Corp.
500,000	Series 2006-1A(c)(d)	2.10%	05/01/2018	500,412

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,565,379)				15,442,863

CONTINGENT CONVERTIBLE SECURITIES - 0.06%
700,000	Banco do Brasil SA(c)(d)(g)	9.00%	Perpetual Maturity	606,781
600,000	United Overseas Bank Ltd.(c)	3.75%	09/19/2024	622,716

TOTAL CONTINGENT CONVERTIBLE SECURITIES (Cost $1,319,886)				1,229,497

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 18.48%
	Adjustable Rate Mortgage Trust
2,314,235	Series 2005-1(c)	2.75%	05/25/2035	2,261,358
1,889,461	Series 2005-7(c)	3.05%	10/25/2035	1,679,440
	Alternative Loan Trust
689,315	Series 2005-20CB	5.50%	07/25/2035	653,838
284,792	Series 2005-54CB	5.50%	11/25/2035	260,466
1,000,000	Series 2005-6CB	5.50%	04/25/2035	983,608
553,397	Series 2005-85CB(c)	21.00%	02/25/2036	699,821
2,620,448	Series 2005-85CB(c)	1.27%	02/25/2036	2,196,379
684,893	Series 2005-86CB	5.50%	02/25/2036	634,879
1,356,222	Series 2005-9CB(c)	4.88%	05/25/2035	169,002
763,638	Series 2005-9CB(c)	0.67%	05/25/2035	644,770
529,419	Series 2006-12CB(c)	5.75%	05/25/2036	443,835
2,475,273	Series 2006-15CB	6.50%	06/25/2036	2,082,192
327,578	Series 2006-30T1	6.25%	11/25/2036	310,826
271,638	Series 2006-32CB	5.50%	11/25/2036	242,147
511,207	Series 2006-36T2(c)	27.26%	12/25/2036	704,160
1,983,671	Series 2007-19	6.00%	08/25/2037	1,678,658

See Notes to Financial Statements.
39	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$6,823,073	Series 2007-20	6.25%	08/25/2047	$6,316,787
2,116,968	Series 2007-23CB(c)	6.33%	09/25/2037	610,830
2,217,107	Series 2007-23CB(c)	0.67%	09/25/2037	1,474,897
	American Home Mortgage Investment Trust
212,506	Series 2007-A(d)(h)	6.10%	01/25/2037	123,609
	BAMLL Commercial Mortgage Securities Trust
400,000	Series 2014-IP(c)(d)	2.72%	06/15/2028	400,277
	Banc of America Alternative Loan Trust
113,785	Series 2005-6	6.00%	07/25/2035	107,546
210,949	Series 2005-6	5.50%	07/25/2035	195,351
	Banc of America Commercial Mortgage Trust
306,300	Series 2007-5(c)	5.77%	02/10/2051	327,204
	Banc of America Funding Corp.
3,000,000	Series 2005-B(c)	0.63%	04/20/2035	2,413,068
711,984	Series 2006-2	5.50%	03/25/2036	724,240
2,306,449	Series 2006-A(c)	2.65%	02/20/2036	1,946,915
1,203,472	Series 2008-R2(d)	6.00%	09/25/2037	1,256,721
	BCAP LLC Trust
256,710	Series 2007-AA2(c)	7.50%	04/25/2037	236,116
166,558	Series 2007-AA2	6.00%	04/25/2037	142,627
11,294,133	Series 2010-RR6(c)(d)	6.01%	07/26/2036	9,145,648
	Bear Stearns ALT-A Trust
2,535,643	Series 2004-11(c)	2.67%	11/25/2034	2,277,971
2,423,905	Series 2005-3(c)	2.71%	04/25/2035	1,919,534
2,388,740	Series 2006-6(c)	4.27%	11/25/2036	1,839,824
	Bear Stearns Asset-Backed Securities Trust
646,550	Series 2005-HE3(c)	1.19%	03/25/2035	641,104
3,606,678	Series 2006-AC1(h)	5.75%	02/25/2036	3,018,541
	Bear Stearns Commercial Mortgage Securities
319,100	Series 2006-PW13(c)	5.61%	09/11/2041	328,859
	Blue Elephant Loan Trust
1,300,000	Series 2015-1(d)	5.56%	12/15/2022	1,301,950
	Chase Mortgage Finance Trust
8,335,604	Series 2007-S2	6.00%	03/25/2037	7,465,133
892,834	Series 2007-S3	5.50%	05/25/2037	845,793
	Citicorp Mortgage Securities Trust
1,509,986	Series 2007-1	6.00%	01/25/2037	1,546,522
600,498	Series 2007-2	5.50%	02/25/2037	602,206

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	40

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Citigroup Commercial Mortgage Trust
$4,071,511	Series 2014-GC25(c)	1.10%	10/10/2047	$326,144
355,500	Series 2015-GC27(c)(d)	4.43%	01/10/2025	328,376
	Citigroup Mortgage Loan Trust, Inc.
1,375,677	Series 2006-WF1(h)	5.44%	03/25/2036	1,003,478
1,947,597	Series 2007-OPX1(h)	6.33%	01/25/2037	1,386,744
2,000,000	Series 2008-AR4(c)(d)	2.72%	11/25/2038	1,829,480
1,400,000	Series 2008-AR4(c)(d)	2.75%	11/25/2038	1,346,538
1,353,947	Series 2010-8(c)(d)	7.58%	11/25/2036	1,197,977
4,012,793	Series 2010-8(c)(d)	7.37%	12/25/2036	3,451,762
	Citigroup/Deutsche Bank Commercial Mortgage Trust
313,100	Series 2007-CD4(c)	5.37%	12/11/2049	327,885
	CitiMortgage Alternative Loan Trust
1,332,144	Series 2007-A1	6.00%	01/25/2037	1,146,851
262,397	Series 2007-A1(c)	5.23%	01/25/2037	40,475
454,856	Series 2007-A3(c)	5.23%	03/25/2037	70,461
197,650	Series 2007-A3(c)	6.00%	03/25/2037	177,437
1,631,996	Series 2007-A4	5.75%	04/25/2037	1,413,204
1,373,343	Series 2007-A6	5.50%	06/25/2037	1,185,897
	COBALT CMBS Commercial Mortgage Trust
320,700	Series 2007-C2(c)	5.57%	04/15/2047	328,536
	Commercial Mortgage Pass-Through Certificates
655,421	Series 2010-C1(c)(d)	2.08%	07/10/2046	16,422
325,200	Series 2014-CR15(c)(d)	4.77%	02/10/2047	328,320
312,400	Series 2014-CR19(c)	4.72%	08/10/2047	334,697
400,000	Series 2014-CR20(c)	4.51%	11/10/2047	422,758
11,000	Series 2014-UBS4(c)(d)(j)	0.00%	08/10/2047	0
3,091,920	Series 2014-UBS4(d)	3.75%	08/10/2047	1,983,467
2,705,400	Series 2014-UBS4(d)	3.75%	08/10/2047	1,972,507
5,797,416	Series 2014-UBS4(d)	3.75%	08/10/2047	1,717,195
4,000,000	Series 2015-CR22(c)	1.17%	03/10/2025	283,140
	Commercial Mortgage Trust
312,200	Series 2007-GG11(c)	6.02%	12/10/2049	331,488
400,000	Series 2007-GG9	5.48%	03/10/2039	423,231
	Consumer Credit Origination Loan Trust
3,500,000	Series 2015-1(d)	5.21%	04/15/2018	3,505,042
	Countrywide Asset-Backed Certificates
2,500,000	Series 2005-12(h)	5.56%	02/25/2036	2,520,375
	Countrywide Home Loan Mortgage Pass-Through Trust
5,374,581	Series 2005-HYB7(c)	4.79%	11/20/2035	4,842,750

See Notes to Financial Statements.
41	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$253,139	Series 2005-J4	5.50%	11/25/2035	$255,163
5,209,611	Series 2006-18	6.00%	12/25/2036	4,829,497
754,156	Series 2007-17	6.00%	10/25/2037	744,132
807,183	Series 2007-3	6.00%	04/25/2037	759,429
1,033,005	Series 2007-7	5.75%	06/25/2037	950,416
	Credit Suisse First Boston Mortgage Securities Corp.
151,162	Series 1998-C2(c)(d)	6.75%	11/15/2030	155,917
144,281	Series 2005-10	5.50%	11/25/2035	131,363
133,172	Series 2005-8	5.50%	08/25/2025	128,484
8,736,705	Series 2005-9	6.00%	10/25/2035	6,474,641
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(h)	5.70%	09/25/2036	3,167,318
194,874	Series 2007-1(c)	5.90%	05/25/2037	112,404
	CSAIL Commercial Mortgage Trust
6,000,000	Series 2015-C1(c)	1.12%	01/15/2025	422,088
	CSMC Mortgage-Backed Trust
350,630	Series 2006-1	6.00%	02/25/2036	266,708
8,874,058	Series 2006-2	5.75%	03/25/2036	8,459,888
174,489	Series 2006-4	5.50%	05/25/2021	166,776
1,313,015	Series 2006-5	6.25%	06/25/2036	781,562
158,586	Series 2006-9	6.00%	11/25/2036	151,007
4,598,898	Series 2007-1	6.00%	02/25/2037	4,142,563
37,301	Series 2007-2	5.00%	03/25/2037	36,998
724,621	Series 2007-3(c)	5.84%	04/25/2037	380,843
97,825	Series 2007-4	6.00%	06/25/2037	90,739
302,900	Series 2007-C4(c)	5.90%	09/15/2039	328,313
6,944,471	Series 2009-16R(d)	6.00%	07/26/2037	6,479,143
2,577,182	Series 2010-7R(c)(d)	14.00%	04/26/2037	2,483,409
	Del Coronado Trust
326,700	Series 2013-HDC D(c)(d)	2.12%	03/15/2026	326,940
326,700	Series 2013-HDC E(c)(d)	2.82%	03/15/2026	327,042
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
683,806	Series 2005-6(c)	4.91%	12/25/2035	113,455
300,332	Series 2005-6(c)	1.57%	12/25/2035	227,894
3,217,544	Series 2007-1(c)	0.31%	08/25/2037	2,715,003
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
243,505	Series 2006-PR1(c)(d)	11.88%	04/15/2036	288,383
	First Horizon Alternative Mortgage Securities Trust
159,972	Series 2005-FA6	5.50%	09/25/2035	147,098
2,068,457	Series 2005-FA6	5.50%	09/25/2035	1,901,981

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	42

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate		Maturity	Value
$178,842	Series 2006-FA7	6.25%		12/25/2036	$150,270
303,625	Series 2007-FA2	6.00%		04/25/2037	239,797
	First Horizon Mortgage Pass-Through Trust
4,584,825	Series 2007-AR3(c)	2.39%		11/25/2037	3,977,739
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(d)	3.37%		06/10/2028	423,468
	GS Mortgage Securities Trust
13,017,009	Series 2006-GG6(c)(d)	0.00	(k)%	04/10/2038	5,324
400,000	Series 2006-GG6(c)	5.52%		04/10/2038	409,129
400,000	Series 2006-GG8	5.62%		11/10/2039	409,559
504,110	Series 2011-GC3(c)(d)	0.95%		03/10/2044	13,610
3,771,371	Series 2011-GC5(c)(d)	1.67%		08/10/2044	208,214
	GSAA Home Equity Trust
186,296	Series 2005-7(c)	4.48%		05/25/2035	188,968
3,544,811	Series 2006-13(c)	6.04%		07/25/2036	2,257,612
725,042	Series 2006-18(h)	5.68%		11/25/2036	412,844
240,323	Series 2006-6(c)	5.69%		03/25/2036	143,694
1,258,152	Series 2007-2(h)	6.10%		03/25/2037	697,898
3,224,160	Series 2007-8(c)	0.52%		08/25/2037	2,849,800
	GSR Mortgage Loan Trust
1,230,608	Series 2005-AR4(c)	5.20%		07/25/2035	1,219,367
3,708,382	Series 2006-2F	5.25%		02/25/2036	2,920,962
3,234,020	Series 2007-2F	5.75%		02/25/2037	3,105,093
6,759,702	Series 2007-2F	6.00%		03/25/2037	6,500,752
3,057,214	Series 2007-AR2(c)	2.71%		05/25/2037	2,532,076
	HSI Asset Loan Obligation Trust
289,117	Series 2007-2	5.50%		09/25/2037	278,243
	IndyMac IMJA Mortgage Loan Trust
2,621,066	Series 2007-A1	6.00%		08/25/2037	2,307,342
	IndyMac IMSC Mortgage Loan Trust
5,699,633	Series 2007-F2	6.50%		07/25/2037	3,849,230
	IndyMac Index Mortgage Loan Trust
6,325,019	Series 2005-AR31(c)	2.43%		01/25/2036	5,461,781
2,336,382	Series 2005-AR35(c)	4.39%		02/25/2036	1,844,232
6,713,409	Series 2006-AR25(c)	2.62%		09/25/2036	5,149,863
1,390,355	Series 2007-FLX1(c)	0.35%		02/25/2037	1,339,403
	JP Morgan Alternative Loan Trust
603,651	Series 2005-S1	6.00%		12/25/2035	567,172
140,314	Series 2006-S1	5.00%		02/25/2021	135,903
1,266,089	Series 2006-S3(h)	6.12%		08/25/2036	1,201,109
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(c)	4.66%		08/15/2047	429,126

See Notes to Financial Statements.
43	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$388,000	Series 2014-C26(c)	4.43%	01/15/2048	$406,759
300,000	Series 2015-C27(c)(d)	3.85%	02/15/2025	265,793
	JP Morgan Chase Commercial Mortgage Securities Corp.
6,896,066	Series 2006-LDP8(c)	0.53%	05/15/2045	41,025
314,430	Series 2006-LDP9	5.37%	05/15/2047	327,292
310,000	Series 2007-CB19(c)	5.69%	02/12/2049	328,228
400,000	Series 2007-CB20(c)	6.08%	02/12/2051	421,744
4,000,000	Series 2007-CH1(h)	4.51%	11/25/2036	3,840,668
4,237,209	Series 2012-C8(c)	2.12%	10/15/2045	418,628
400,000	Series 2014-DSTY(d)	3.43%	06/10/2027	415,532
	JP Morgan Mortgage Acquisition Corp.
462,694	Series 2006-CH2(h)	5.10%	10/25/2036	373,573
	JP Morgan Mortgage Trust
11,836,319	Series 2005-S3	6.50%	01/25/2036	10,706,933
350,157	Series 2007-S3	6.00%	08/25/2037	318,400
1,946,680	Series 2007-S3	6.00%	08/25/2037	1,772,170
	JP Morgan Resecuritization Trust
3,441,370	Series 2011-1(c)(d)	6.00%	06/26/2037	2,955,002
	LB-UBS Commercial Mortgage Trust
4,490,175	Series 2006-C7(c)(d)	0.63%	11/15/2038	40,645
3,367,631	Series 2006-C7(c)(d)	0.63%	11/15/2038	30,484
400,000	Series 2007-C2(c)	5.49%	02/15/2040	423,505
400,000	Series 2007-C7(c)	6.35%	09/15/2045	429,278
	Lehman Mortgage Trust
1,186,604	Series 2006-6	5.50%	10/25/2036	961,932
4,155,582	Series 2006-7(c)	0.42%	11/25/2036	508,518
4,155,582	Series 2006-7(c)	7.58%	11/25/2036	1,320,642
2,328,217	Series 2006-8(c)	0.59%	12/25/2036	1,176,583
2,328,217	Series 2006-8(c)	6.41%	12/25/2036	832,222
2,179,981	Series 2007-10	6.00%	01/25/2038	2,165,369
630,916	Series 2007-10	6.50%	01/25/2038	551,634
	Lehman XS Trust
748,974	Series 2006-5(h)	5.89%	04/25/2036	709,539
	MASTR Asset Securitization Trust
107,908	Series 2003-1	5.75%	02/25/2033	107,929
166,856	Series 2003-2	5.75%	04/25/2033	165,340
	Merrill Lynch Alternative Note Asset Trust
1,147,118	Series 2007-F1	6.00%	03/25/2037	741,777
	ML-CFC Commercial Mortgage Trust
24,763	Series 2007-8(c)	5.81%	08/12/2049	24,933

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	44

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Bank of America Merrill Lynch Trust
$4,810,634	Series 2012-C5(c)(d)	1.87%	08/15/2045	$381,397
300,000	Series 2014-C14(c)(d)	4.83%	02/15/2047	303,378
450,000	Series 2014-C19	4.00%	12/15/2047	449,287
500,000	Series 2015-C20(d)	3.07%	01/15/2025	419,839
	Morgan Stanley Capital I Trust
320,600	Series 2006-HQ8(c)	5.49%	03/12/2044	328,073
316,200	Series 2007-HQ11(c)	5.51%	02/12/2044	330,662
8,292	Series 2007-HQ12(c)	0.43%	04/12/2049	8,290
308,400	Series 2007-IQ13	5.41%	03/15/2044	328,878
9,391,971	Series 2011-C1(c)(d)	0.90%	09/15/2047	131,291
400,000	Series 2014-MP(c)(d)	3.69%	08/11/2029	413,196
	Morgan Stanley Mortgage Loan Trust
5,939,530	Series 2005-3AR(c)	2.54%	07/25/2035	5,211,682
342,777	Series 2006-11	6.00%	08/25/2036	283,572
2,034,632	Series 2006-7(c)	5.34%	06/25/2036	1,732,282
1,815,390	Series 2006-7	6.00%	06/25/2036	1,629,045
637,693	Series 2007-3XS(h)	5.70%	01/25/2047	476,175
	Morgan Stanley Re-REMIC Trust
660,840	Series 2011-R1(c)(d)	5.94%	02/26/2037	702,825
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,971,587	Series 2005-AP3(c)	5.32%	08/25/2035	1,502,346
	PHH Alternative Mortgage Trust
2,665,526	Series 2007-2	6.00%	05/25/2037	2,368,517
	PR Mortgage Loan Trust
9,470,352	Series 2014-1(c)(d)	5.93%	10/25/2049	9,673,964
	Prime Mortgage Trust
182,041	Series 2006-1	5.50%	06/25/2036	171,836
135,273	Series 2006-DR1(d)	5.50%	05/25/2035	132,528
	RBSGC Structured Trust
448,286	Series 2008-B(d)	6.00%	06/25/2037	395,161
	Residential Accredit Loans, Inc.
421,911	Series 2004-QS15	5.25%	11/25/2034	440,263
3,676,395	Series 2005-QS17	6.00%	12/25/2035	3,299,840
7,132,654	Series 2006-QA5(c)	0.39%	07/25/2036	4,706,168
5,414,933	Series 2006-QS10	6.50%	08/25/2036	4,726,738
2,065,519	Series 2006-QS4	6.00%	04/25/2036	1,727,674
1,416,712	Series 2006-QS6	6.00%	06/25/2036	1,191,235
1,988,342	Series 2006-QS6	6.00%	06/25/2036	1,671,888
585,844	Series 2006-QS7(c)	5.43%	06/25/2036	125,269
195,281	Series 2006-QS7(c)	0.57%	06/25/2036	129,695
3,714,553	Series 2006-QS7	6.00%	06/25/2036	3,227,917

See Notes to Financial Statements.
45	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$718,101	Series 2006-QS8(c)	5.38%	08/25/2036	$118,887
239,367	Series 2006-QS8(c)	0.62%	08/25/2036	152,921
4,713,904	Series 2007-QS3	6.50%	02/25/2037	3,897,376
149,948	Series 2007-QS6	6.25%	04/25/2037	128,132
21,127	Series 2007-QS6(c)	53.55%	04/25/2037	46,746
6,666,074	Series 2007-QS9	6.50%	07/25/2037	5,839,927
436,974	Series 2008-QR1	6.00%	08/25/2036	339,388
	Residential Asset Mortgage Products, Inc.
53,202	Series 2004-RS4(c)	5.07%	04/25/2034	54,609
687,001	Series 2006-RS5(c)	0.34%	09/25/2036	671,388
	Residential Asset Securities Corp.
5,211,031	Series 2006-EMX6(c)	0.32%	07/25/2036	4,704,545
1,328,112	Series 2007-KS4(c)	0.35%	05/25/2037	1,325,234
	Residential Asset Securitization Trust
839,400	Series 2006-A1	6.00%	04/25/2036	672,053
1,644,745	Series 2006-A2	6.00%	01/25/2046	1,377,595
1,173,089	Series 2006-A6	6.50%	07/25/2036	734,259
7,904,299	Series 2006-A7CB	6.25%	07/25/2036	7,509,717
434,438	Series 2006-A8(c)	5.73%	08/25/2036	120,404
755,265	Series 2006-A8	6.00%	08/25/2036	694,442
205,185	Series 2006-A8	6.50%	08/25/2036	140,785
2,413,934	Series 2007-A1	6.00%	03/25/2037	1,732,131
4,171,095	Series 2007-A2	6.00%	04/25/2037	3,617,215
152,161	Series 2007-A6	6.00%	06/25/2037	138,990
4,016,759	Series 2007-A7	6.00%	07/25/2037	2,966,798
	Residential Funding Mortgage Securities I, Inc.
2,284,813	Series 2006-S3	5.50%	03/25/2036	2,094,759
540,038	Series 2006-S6	6.00%	07/25/2036	495,831
3,826,804	Series 2006-S6	6.00%	07/25/2036	3,458,784
968,539	Series 2007-S3	6.00%	03/25/2037	885,732
765,816	Series 2007-S6	6.00%	06/25/2037	695,209
	Sequoia Mortgage Trust
4,599,777	Series 2007-3(c)	2.49%	07/20/2037	3,886,866
	Structured Adjustable Rate Mortgage Loan Trust
2,060,832	Series 2005-15(c)	2.79%	07/25/2035	1,666,110
	Structured Asset Securities Corp.
383,154	Series 2005-RF1(c)(d)	0.52%	03/25/2035	324,517
383,154	Series 2005-RF1(c)(d)	5.14%	03/25/2035	53,485
	TBW Mortgage-Backed Trust
1,810,639	Series 2006-2	7.00%	07/25/2036	836,915

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	46

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Wachovia Bank Commercial Mortgage Trust
$400,000	Series 2006-C28(c)	5.63%	10/15/2048	$410,952
1,516,269	Series 2006-C29(c)	0.37%	11/15/2048	9,781
400,000	Series 2007-C30(c)	5.41%	12/15/2043	410,005
302,200	Series 2007-C33(c)	5.96%	02/15/2051	327,817
	Wachovia Mortgage Loan Trust LLC Series Trust
2,863,691	Series 2005-B(c)	2.49%	10/20/2035	2,510,658
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,551,928	Series 2005-1	6.00%	03/25/2035	3,698,651
137,047	Series 2005-9	5.50%	11/25/2035	121,808
984,193	Series 2006-5	6.00%	07/25/2036	754,170
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,716,447	Series 2006-2	6.00%	03/25/2036	1,517,844
	Wells Fargo Alternative Loan Trust
1,572,299	Series 2007-PA2(c)	0.60%	06/25/2037	1,200,585
1,572,299	Series 2007-PA2(c)	5.90%	06/25/2037	323,095
650,340	Series 2007-PA3	5.75%	07/25/2037	594,291
1,871,189	Series 2007-PA3	6.25%	07/25/2037	1,709,741
11,519,217	Series 2007-PA5	6.25%	11/25/2037	11,224,843
	Wells Fargo Mortgage-Backed Securities Trust
4,531,990	Series 2005-12	5.50%	11/25/2035	4,548,767
1,436,874	Series 2006-11	6.00%	09/25/2036	1,399,513
479,527	Series 2006-2	5.50%	03/25/2036	462,764
196,285	Series 2006-2	5.75%	03/25/2036	202,496
1,607,739	Series 2007-13	6.00%	09/25/2037	1,671,478
1,726,211	Series 2007-14	6.00%	10/25/2037	1,756,944
1,525,508	Series 2007-2	6.00%	03/25/2037	1,491,260
670,778	Series 2007-5	5.50%	05/25/2037	708,978
	WF-RBS Commercial Mortgage Trust
3,015,131	Series 2012-C9(c)(d)	2.20%	11/15/2045	327,509
4,925,668	Series 2014-C19(c)	1.31%	03/15/2047	375,553
4,979,659	Series 2014-C22(c)	0.97%	09/15/2057	324,868

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $336,089,795)				367,142,575

U.S. GOVERNMENT BONDS AND NOTES - 2.82%
3,000,000	U.S. Treasury Bonds	4.50%	02/15/2036	4,088,436

See Notes to Financial Statements.
47	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$4,540,000	U.S. Treasury Bonds	2.75%	11/15/2042	$4,721,954
2,480,000	U.S. Treasury Bonds	3.63%	02/15/2044	3,034,707
3,760,000	U.S. Treasury Notes	0.13%	04/30/2015	3,759,413
5,750,000	U.S. Treasury Notes	0.25%	05/31/2015	5,750,449
9,730,000	U.S. Treasury Notes	0.25%	07/31/2015	9,734,563
4,020,000	U.S. Treasury Notes	1.75%	10/31/2020	4,073,390
6,290,000	U.S. Treasury Notes	2.38%	12/31/2020	6,581,894
6,950,000	U.S. Treasury Notes	2.25%	03/31/2021	7,216,053
6,250,000	U.S. Treasury Notes	2.00%	08/31/2021	6,381,837
610,000	U.S. Treasury Notes	2.75%	11/15/2023	654,130

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $55,324,685)				55,996,826

MUNICIPAL BONDS - 1.00%
440,000	City of Dallas Texas Revenue Bonds	5.00%	02/15/2027	532,743
8,000,000	Commonwealth of Puerto Rico Revenue Bonds	8.00%	07/01/2035	6,580,000
610,000	County of Montgomery Maryland, Series B Revenue Bonds	5.00%	11/01/2026	762,024
1,080,000	East Bay Municipal Utility District Water System, Series A Revenue Bonds	5.00%	06/01/2031	1,317,665
1,000,000	Gwinnett County School District Georgia, Revenue Bonds	5.00%	02/01/2031	1,225,100
500,000	New York State Dormitory Authority, Series E Revenue Bonds	5.00%	02/15/2032	589,050
360,000	State of Arkansas Federal Highway Grant Anticipation & Tax Revenue Bonds	5.00%	04/01/2025	451,836
630,000	State of California Revenue Bonds	5.00%	05/01/2031	739,217
500,000	State of Louisiana, Series D-1 Revenue Bonds	5.00%	12/01/2027	606,600
1,340,000	State of Nevada, Series B Revenue Bonds	5.00%	11/01/2026	1,655,382
850,000	State of Oregon Department of Transportation, Series A Revenue Bonds	5.00%	11/15/2029	1,026,588
1,000,000	State of Texas Transportation Commission Revenue Bonds	5.00%	04/01/2027	1,213,540
190,000	State of Virginia Resources Authority Revenue Bonds	5.00%	11/01/2028	231,678
700,000	State of Washington, Series R-F Revenue Bonds	5.00%	07/01/2027	853,083

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	48

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$920,000	The University of Texas System, Series B Revenue Bonds	5.00%	08/15/2027	$1,125,611
730,000	Utah Transit Authority Sales Tax Revenue, Series A Revenue Bonds	5.00%	06/15/2031	880,971

TOTAL MUNICIPAL BONDS (Cost $19,753,923)				19,791,088

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 11.27%
	Federal Home Loan Mortgage Corp. Pool
3,301,282	Series 2011-3894	4.50%	07/15/2041	3,567,395
758,244	Series Pool #G01840	5.00%	07/01/2035	844,560
313,077	Series Pool #G04817	5.00%	09/01/2038	346,788
	Federal Home Loan Mortgage Corp. REMICS
3,344,445	Series 2003-2722(c)	9.70%	12/15/2033	3,819,290
680,381	Series 2005-R003	5.50%	10/15/2035	767,011
3,929,324	Series 2006-3244(c)	6.49%	11/15/2036	729,534
193,771	Series 2007-3261(c)	6.26%	01/15/2037	36,864
1,150,835	Series 2007-3262(c)	6.23%	01/15/2037	134,354
2,256,088	Series 2007-3301(c)	5.93%	04/15/2037	282,801
3,279,499	Series 2007-3303(c)	5.91%	04/15/2037	518,741
1,739,128	Series 2007-3303(c)	5.93%	04/15/2037	276,156
1,420,522	Series 2007-3382(c)	5.83%	11/15/2037	167,764
1,600,639	Series 2007-3384(c)	6.14%	08/15/2036	202,772
1,109,914	Series 2007-3384(c)	6.22%	11/15/2037	135,149
1,204,095	Series 2008-3417(c)	6.01%	02/15/2038	130,204
8,779,786	Series 2008-3419(c)	6.26%	02/15/2038	1,516,532
1,411,738	Series 2008-3423(c)	5.48%	03/15/2038	145,194
30,557,168	Series 2008-3423(c)	0.35%	03/15/2038	244,580
15,913,549	Series 2008-3435(c)	5.81%	04/15/2038	2,688,626
3,871,636	Series 2009-3510(c)	6.58%	02/15/2037	783,158
1,184,755	Series 2009-3523(c)	5.83%	04/15/2039	159,995
231,941	Series 2009-3524(c)	4.81%	06/15/2038	237,280
120,541	Series 2009-3549(c)	5.63%	07/15/2039	11,905
2,681,409	Series 2009-3560(c)	6.23%	11/15/2036	454,716
1,012,560	Series 2010-3630(c)	1.93%	03/15/2017	28,669
1,093,613	Series 2010-3641	4.50%	03/15/2040	1,204,754
49,414	Series 2010-3688	4.00%	07/15/2029	49,584
1,518,797	Series 2010-3726(c)	5.88%	09/15/2040	242,259
9,685,609	Series 2010-3728(c)	4.28%	09/15/2040	1,059,179
32,446	Series 2010-3745(c)	9.65%	10/15/2040	33,578

See Notes to Financial Statements.
49	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$113,550	Series 2010-3766(c)	9.65%	11/15/2040	$116,472
250,000	Series 2010-3779	4.00%	12/15/2030	269,691
750,000	Series 2010-3779	3.50%	12/15/2030	815,493
485,527	Series 2010-3779	4.50%	12/15/2040	515,748
128,356	Series 2011-3786(c)	9.15%	01/15/2041	135,652
1,181,033	Series 2011-3795	4.00%	01/15/2041	1,255,420
187,663	Series 2011-3798(c)	9.15%	11/15/2040	211,422
34,232	Series 2011-3805(c)	9.15%	02/15/2041	35,325
600,000	Series 2011-3808	3.50%	02/15/2031	635,081
61,392	Series 2011-3809(c)	9.16%	02/15/2041	65,168
2,659,010	Series 2011-3815(c)	5.68%	02/15/2041	400,189
500,000	Series 2011-3824	3.50%	03/15/2031	541,300
1,399,294	Series 2011-3824(c)	6.93%	08/15/2036	268,916
579,859	Series 2011-3857(c)	8.91%	05/15/2041	597,765
1,419,072	Series 2011-3863	5.50%	08/15/2034	1,573,854
901,689	Series 2011-3864(c)	8.86%	05/15/2041	971,126
1,228,481	Series 2011-3871	5.50%	06/15/2041	1,455,706
2,109,469	Series 2011-3872(c)	5.78%	06/15/2041	269,468
2,083,834	Series 2011-3888	4.00%	07/15/2041	2,233,274
2,391,550	Series 2011-3910	5.00%	08/15/2041	2,724,937
46,615	Series 2011-3924(c)	9.22%	09/15/2041	50,622
7,499,062	Series 2011-3924(c)	5.83%	09/15/2041	1,185,834
2,946,465	Series 2011-3924(c)	5.83%	09/15/2041	418,920
3,291,731	Series 2011-3925	3.00%	09/15/2021	195,690
11,922,866	Series 2012-3(c)	5.78%	02/25/2042	1,902,651
3,348,222	Series 2012-4057	4.00%	06/15/2042	3,651,400
9,718,101	Series 2013-4196(c)	5.19%	03/15/2043	8,853,676
9,480,418	Series 2013-4239(l)	0.00%	07/15/2043	7,039,002
8,168,142	Series 2014-4302(c)	5.98%	02/15/2044	1,646,379
3,765,211	Series 2014-4377	3.00%	06/15/2039	3,936,137
4,046,871	Series 2014-4413	3.50%	11/15/2044	4,134,822
14,676,673	Series 2015-4427(c)	5.43%	07/15/2044	2,621,269
3,007,500	Series 2015-4434	3.00%	02/15/2045	2,873,994
3,006,250	Series 2015-4440	2.50%	02/15/2045	2,637,410
	Federal National Mortgage Association Pool
213,175	Series Pool #555743	5.00%	09/01/2033	238,051
255,998	Series Pool #735382	5.00%	04/01/2035	285,552
657,829	Series Pool #735383	5.00%	04/01/2035	733,987
474,387	Series Pool #735484	5.00%	05/01/2035	528,498
182,316	Series Pool #AH4437	4.00%	01/01/2041	191,374
5,000,000	Series Pool #AS4645	3.00%	03/01/2045	5,119,045
808,985	Series Pool #MA0264	4.50%	12/01/2029	882,072
1,977,623	Series Pool #MA3894	4.00%	09/01/2031	2,135,355

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	50

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Federal National Mortgage Association REMICS
$251,833	Series 2004-46(c)	5.83%	03/25/2034	$37,987
1,165,970	Series 2005-104(c)	6.53%	12/25/2033	90,286
704,973	Series 2006-101(c)	6.41%	10/25/2036	147,430
2,030,019	Series 2006-123(c)	6.15%	01/25/2037	382,600
9,491,540	Series 2006-92(c)	6.41%	10/25/2036	2,074,167
326,321	Series 2007-102(c)	6.23%	11/25/2037	51,542
597,479	Series 2007-108(c)	6.19%	12/25/2037	79,125
85,964	Series 2007-30(c)	5.94%	04/25/2037	10,209
1,402,921	Series 2007-38(c)	5.91%	05/25/2037	188,945
104,783	Series 2007-51(c)	5.93%	06/25/2037	14,716
194,575	Series 2007-53(c)	5.93%	06/25/2037	25,237
1,565,128	Series 2007-57(c)	6.45%	10/25/2036	249,807
1,427,798	Series 2007-68(c)	6.48%	07/25/2037	190,067
2,101,133	Series 2008-3(c)	6.29%	02/25/2038	363,790
1,235,905	Series 2008-56(c)	5.89%	07/25/2038	150,389
592,120	Series 2008-81	5.50%	09/25/2038	648,239
1,427,461	Series 2009-111	5.00%	01/25/2040	1,550,202
1,313,787	Series 2009-111(c)	6.08%	01/25/2040	161,010
2,466,217	Series 2009-12(c)	6.43%	03/25/2036	505,029
187,032	Series 2009-28(c)	5.83%	04/25/2037	24,039
1,126,082	Series 2009-41	4.50%	06/25/2039	1,195,933
672,291	Series 2009-42(c)	5.83%	06/25/2039	72,749
1,827,692	Series 2009-47(c)	5.93%	07/25/2039	225,808
1,026,763	Series 2009-62(c)	5.93%	08/25/2039	123,793
356,920	Series 2009-66(c)	5.63%	02/25/2038	55,249
328,704	Series 2009-68(c)	5.08%	09/25/2039	36,559
18,497	Series 2010-109(c)	53.11%	10/25/2040	75,954
2,208,172	Series 2010-11(c)	4.63%	02/25/2040	211,223
287,243	Series 2010-111(c)	5.83%	10/25/2040	33,376
463,165	Series 2010-112	4.00%	10/25/2040	485,599
1,046,198	Series 2010-115(c)	6.43%	11/25/2039	144,956
4,697,696	Series 2010-115(c)	5.83%	10/25/2040	980,419
11,653,240	Series 2010-123(c)	5.88%	11/25/2040	2,332,641
2,276,475	Series 2010-15(c)	4.78%	03/25/2040	271,114
419,492	Series 2010-34(c)	4.76%	04/25/2040	42,658
187,544	Series 2010-4(c)	6.06%	02/25/2040	30,065
441,393	Series 2010-58(c)	12.02%	06/25/2040	504,785
2,794,993	Series 2010-75	4.50%	07/25/2040	3,103,463
2,528,605	Series 2010-9(c)	4.58%	02/25/2040	213,700
329,839	Series 2010-9(c)	5.13%	02/25/2040	41,928
100,516	Series 2010-90(c)	5.83%	08/25/2040	13,039
500,000	Series 2011-16	3.50%	03/25/2031	540,992

See Notes to Financial Statements.
51	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,952,583	Series 2011-2	4.00%	02/25/2041	$3,197,420
1,000,000	Series 2011-25	3.00%	04/25/2026	1,036,201
500,000	Series 2011-29	3.50%	04/25/2031	541,135
1,200,000	Series 2011-48(c)	8.85%	06/25/2041	1,294,085
2,207,226	Series 2011-5(c)	6.23%	11/25/2040	226,885
2,896,367	Series 2011-58(c)	6.38%	07/25/2041	510,696
10,337,629	Series 2012-106(c)	5.99%	10/25/2042	1,822,741
2,075,190	Series 2012-124(c)	7.48%	11/25/2042	2,133,658
9,795,601	Series 2012-128(c)	5.74%	11/25/2042	8,842,147
586,811	Series 2012-140(c)	7.57%	12/25/2042	600,799
8,910,240	Series 2012-20	3.50%	03/25/2042	9,067,541
2,542,079	Series 2012-29(c)	5.83%	04/25/2042	398,461
2,503,027	Series 2012-32	5.00%	04/25/2042	502,723
163,409	Series 2012-55(c)	6.69%	05/25/2042	164,578
9,898,697	Series 2012-65(c)	5.81%	06/25/2042	1,703,813
4,806,418	Series 2012-92	3.50%	08/25/2042	4,955,686
6,882,513	Series 2013-19(c)	5.19%	03/25/2043	6,776,068
9,646,208	Series 2013-51(c)	5.19%	04/25/2043	8,633,703
21,292,685	Series 2014-50(c)	6.03%	08/25/2044	3,686,637
10,393,910	Series 2014-73(c)	6.03%	11/25/2044	2,018,144
	Government National Mortgage Association
149,106	Series 2004-83(c)	5.90%	10/20/2034	24,700
142,532	Series 2008-6(c)	6.28%	02/20/2038	23,395
136,964	Series 2008-67(c)	5.82%	08/20/2038	20,901
2,111,524	Series 2008-69(c)	7.45%	08/20/2038	444,989
140,881	Series 2009-10(c)	6.48%	02/16/2039	28,645
2,599,077	Series 2009-35	4.50%	05/20/2039	2,832,882
11,199,852	Series 2009-58(c)	6.07%	06/20/2039	1,657,242
151,952	Series 2009-6(c)	5.77%	02/20/2038	20,378
4,605,226	Series 2009-75	5.00%	09/20/2039	5,217,043
14,285,413	Series 2010-121(c)	5.82%	09/20/2040	2,126,984
9,210,424	Series 2010-26(c)	6.07%	02/20/2040	1,540,388
21,374,185	Series 2010-35(c)	5.50%	03/20/2040	2,981,464
251,268	Series 2010-61(c)	6.37%	09/20/2039	38,872
1,107,425	Series 2010-98(c)	5.89%	03/20/2039	80,994
1,876	Series 2011-12(l)	0.00%	12/20/2040	1,726
2,992,036	Series 2011-45	4.50%	03/20/2041	3,229,131
2,362,476	Series 2011-69(l)	0.00%	05/20/2041	2,157,639
2,375,777	Series 2011-71	4.50%	02/20/2041	2,590,400
4,115,810	Series 2011-71(c)	5.22%	05/20/2041	633,283
1,103,206	Series 2011-72(c)	5.97%	05/20/2041	178,134
6,416,321	Series 2011-89(c)	5.27%	06/20/2041	942,134
2,599,629	Series 2012-105(c)	6.02%	01/20/2041	241,129

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	52

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$16,138,013	Series 2013-102(c)	5.97%	03/20/2043	$2,748,336
19,242,451	Series 2013-113(c)	6.07%	03/20/2043	2,939,688
23,330,051	Series 2013-122(c)	5.93%	08/16/2043	3,853,448
10,666,878	Series 2013-148(c)	5.51%	10/16/2043	1,822,607
20,805,834	Series 2013-186(c)	6.08%	02/16/2043	3,327,748
16,682,343	Series 2014-156(c)	6.07%	10/20/2044	2,946,469
30,095,200	Series 2014-3(c)	5.92%	01/20/2044	4,594,694
35,884,722	Series 2014-4(c)	5.93%	01/16/2044	5,349,407
21,260,466	Series 2014-5(c)	5.97%	07/20/2043	3,559,555
14,541,371	Series 2014-95(c)	6.08%	06/16/2044	2,720,647

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $241,610,572)				223,842,131

Shares/Description				Value
SHORT-TERM INVESTMENTS - 27.83%
552,947,760	State Street Institutional Trust (7 Day Yield 0.00%)			552,947,760

TOTAL SHORT-TERM INVESTMENTS (Cost $552,947,760)				552,947,760

TOTAL INVESTMENTS - 100.48% (Cost $1,989,059,445)				1,996,162,442
DEPOSIT WITH BROKER FOR TOTAL RETURN SWAP CONTRACTS - 0.02%				400,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.50)%				(10,009,029)
NET ASSETS - 100.00%				$1,986,553,413

(a)	Non-income producing security.
(b)	Affiliated company. See Note 10 to Notes to Financial Statements.
(c)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $109,273,811, which represents approximately 5.50% of net assets as of March 31, 2015.

See Notes to Financial Statements.
53	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of March 31, 2015, the aggregate market value of those securities was $19,817,241, representing 1.00% of net assets.
(f)	Security is currently in default/non-income producing.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2015.
(i)	This security was traded with a delayed settlement. The Fund will not accrue interest until the settlement date of May 5, 2015.
(j)	Security will not have a principal balance, market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(k)	Less than 0.005%.
(l)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:
BV - Besloten Vennootschap a Dutch private limited liability company.
CEF - Closed End Fund.
CLO - Collateralized Loan Obligation.
ETN - Exchange Traded Note.
GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
LLC - Limited Liability Corp.
LP - Limited Partnership.
Ltd. - Limited.
MLP – Master Limited Partnership.
PLC - Public Limited Co.
REMICS - Real Estate Mortgage Investment Conduits.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAA - Sociedad Anónima Abierta - A publicly traded corporation.
SA de CV - Sociedad Anónima de Capital Variable - A variable capital company.
SAB de CV - Sociedad Anónima Bursátil de Capital Variable - A variable capital company.
SAC - Sociedad Anónima Cerrada - A privately held corporation.
SAPI - Sociedad Anónima Promotora de Inversion (Mexican investment promotion company)
S de rl - Sociedad de Responsabilidad.
S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	54

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

TOTAL RETURN SWAP CONTRACTS (a)(b)

Reference Obligation	Termination Date	Notional Amount	Unrealized Appreciation
ReFlow Fund, LLC*	12/16/2015	$47,500,000	$16,752
			$16,752

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	The floating short-term rate paid by the Fund (on the notional amount of all total return swap contracts) at March 31, 2015, was 1.68% (1 month Libor +1.50%)

*See Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.
55	(888) 848-7569 | www.rivernorth.com

RiverNorth Equity Opportunity Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 79.80%
51,119	Adams Diversified Equity Fund, Inc.	$713,621
16,056	AllianzGI Equity & Convertible Income Fund	318,069
44,797	Alpine Total Dynamic Dividend Fund	399,141
177,574	Boulder Growth & Income Fund, Inc.	1,521,812
14,373	Central Securities Corp.	313,332
7,679	ClearBridge American Energy MLP Fund, Inc.	121,482
14,223	ClearBridge Energy MLP Total Return Fund, Inc.	282,896
47,121	Clough Global Allocation Fund	709,171
7,750	Clough Global Equity Fund	116,483
39,200	Clough Global Opportunities Fund	488,432
21,500	General American Investors Co., Inc.	752,070
1,983	Kayne Anderson Midstream/Energy Fund, Inc.	65,003
86,120	Liberty All Star® Equity Fund	502,941
8,653	LMP Real Estate Income Fund, Inc.	112,662
5,710	Madison Strategic Sector Premium Fund	68,748
47,114	Neuberger Berman Real Estate Securities Income Fund, Inc.	255,358
10,350	Royce Value Trust, Inc.	148,212
1,500	Source Capital, Inc.	110,025
79,163	Sprott Focus Trust, Inc.	574,723
400	The Gabelli Dividend & Income Trust	8,476
35,000	Tri-Continental Corp.	759,150

TOTAL CLOSED-END FUNDS (Cost $7,753,962)		8,341,807

EXCHANGE-TRADED FUNDS - 19.39%
11,960	iShares® Russell 1000® Value ETF	1,232,837
3,844	SPDR® S&P 500® ETF Trust	793,517

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,888,752)		2,026,354

SHORT-TERM INVESTMENTS - 1.11%
116,364	State Street Institutional Trust (7 Day Yield 0.00%)	116,364

TOTAL SHORT-TERM INVESTMENTS (Cost $116,364)		116,364

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	56

RiverNorth Equity Opportunity Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description	Value
TOTAL INVESTMENTS - 100.30% (Cost $9,759,078)	$10,484,525
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.30)%	(31,054)
NET ASSETS - 100.00%	$10,453,471

Common Abbreviations:
ETF - Exchange Traded Fund.
MLP - Master Limited Partnership.
S&P - Standard and Poor’s.
SPDR - Standard and Poor’s Depositary Receipt.

See Notes to Financial Statements.
57	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 20.93%
8,738	AllianceBernstein Global High Income Fund, Inc.	$109,837
46,016	Apollo Tactical Income Fund, Inc.	750,935
26,592	Ares Multi-Strategy Credit Fund, Inc.	534,499
110,097	BlackRock Corporate High Yield Fund, Inc.	1,228,683
23,518	BlackRock Credit Allocation Income Trust	316,552
465,474	BlackRock Debt Strategies Fund, Inc.	1,736,218
100,815	BlackRock Multi-Sector Income Trust	1,761,238
34,376	Blackstone/GSO Long-Short Credit Income Fund	554,829
16,587	Blackstone/GSO Senior Floating Rate Term Fund	286,126
68,201	Blackstone/GSO Strategic Credit Fund	1,103,492
89,711	Brookfield Mortgage Opportunity Income Fund, Inc.	1,477,540
44,005	Deutsche High Income Opportunities Fund, Inc.	631,912
40,037	Eaton Vance Floating-Rate Income Plus Fund	680,629
23,332	Eaton Vance Senior Income Trust	151,891
16,474	First Trust High Income Long/Short Fund	269,844
10,162	Franklin Limited Duration Income Trust	123,672
47,729	Ivy High Income Opportunities Fund	774,642
39,759	Legg Mason BW Global Income Opportunities Fund, Inc.	633,361
10,229	LMP Corporate Loan Fund, Inc.	114,360
93,220	MFS Charter Income Trust	820,336
74,120	MFS Multimarket Income Trust	470,662
189,803	Nuveen Credit Strategies Income Fund	1,717,717
15,550	Nuveen Global High Income Fund	265,439
24,899	Nuveen Mortgage Opportunity Term Fund	579,898
93,293	Nuveen Senior Income Fund	621,331
47,703	Nuveen Short Duration Credit Opportunities Fund	818,106
33,909	PIMCO Dynamic Credit Income Fund	692,422
93,495	The New America High Income Fund, Inc.	846,130
23,653	Virtus Global Multi-Sector Income Fund	395,242
17,796	Western Asset Global Corporate Defined Opportunity Fund, Inc.	314,811
13,865	Western Asset High Yield Defined Opportunity Fund, Inc.	226,693
32,613	Western Asset Managed High Income Fund, Inc.	168,609

TOTAL CLOSED-END FUNDS (Cost $21,947,253)		21,177,656

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 21.61%
Belgium - 0.21%
$195,000	Telenet International Finance SA, Y Facility Term Loan	3.55%	06/30/2023	210,536

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	58

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Bermuda - 0.11%
$99,000	Belmond Interfin Ltd., Euro Term Loan	4.25%	03/19/2021	$107,248

Cayman Islands - 0.33%
335,000	Sable International Finance Ltd., Unsecured Term Loan	6.50%	11/25/2016	336,675

Denmark - 0.38%
350,000	Nassa Midco AS, Facility B Term Loan	4.25%	07/09/2021	378,806

France - 0.97%
235,000	Financiere Chopin (aka Ceva Sante Animale), Term B Loan	4.50%	06/16/2021	255,262
235,000	Generale de Sante Development International Services Ltd., Facility B1A Loan	3.56%	10/01/2020	254,316
199,500	Numericable Group SA, Euro Denominated Tranche B-1 Loan	4.50%	05/21/2020	216,121
230,000	Sebia SAS, Term Loan	4.25%	12/17/2021	249,608
				975,307
Germany - 1.37%
187,206	Braas Monier Building Group Holding S.A.R.L., Facility B Term Loan	4.58%	10/15/2020	203,485
119,400	CD&R Millennium Holdco 6 S.A.R.L., First Lien Initial Term Loan	4.75%	07/31/2021	129,355
129,350	Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Euro Term Loan	5.00%	07/25/2021	140,596
150,000	Schaeffler AG, Facility B Term Loan	4.25%	05/15/2020	163,029
300,000	Schaeffler AG, Facility E Term Loan	4.25%	05/15/2020	302,583
410,000	Springer Science + Business Media GmbH, First Lien B Term Loan(a)	E+3.75%	08/14/2020	445,041
				1,384,089
Great Britain - 1.43%
239,400	Expro Financial Services S.A.R.L., Initial Term Loan	5.75%	09/02/2021	205,029
100,000	Frontier Bidco Ltd., Facility B Term Loan	5.56%	11/27/2020	136,474
410,000	Ineos Finance PLC, Euro Term Loan	4.25%	03/31/2022	441,053
307,675	TI Group Automotive Systems LLC, Facility Term Loan	4.25%	07/02/2021	308,060
240,000	United Biscuits Ltd., Term B1 Loan	5.25%	11/19/2021	360,021
				1,450,637

See Notes to Financial Statements.
59	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Italy - 0.30%
$300,000	Inter Media and Communications S.r.l., Term Loan B(a)	L+5.50%	06/05/2019	$304,027

Luxembourg - 1.86%
290,000	Auris Luxembourg III SA (aka Siemens Audiology Solutions), Term Loan B2	5.50%	01/17/2022	294,079
340,000	Capsugel Finance Co. SCA, Euro Term Loan	3.75%	07/30/2021	367,093
200,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	4.75%	07/30/2021	199,146
100,000	Delta 2 (Lux) S.A.R.L., Second Lien Facility Term Loan	7.75%	07/29/2022	99,542
402,975	Evergreen Skills Lux S.A.R.L., First Lien Initial Term Loan	5.75%	04/28/2021	399,072
165,000	Evergreen Skills Lux S.A.R.L., Second Lien Initial Term Loan	9.25%	04/28/2022	156,007
340,000	Onex Wizard Acquisition Company II SCA, Initial Euro Term Loan	5.25%	03/11/2022	369,786
				1,884,725
Netherlands - 0.78%
163,926	Action Nederland BV, Term Loan B	4.77%	01/13/2021	178,272
330,000	Charger OpCo BV, Term B-2 Euro Loan(a)	E+3.50%	07/23/2021	356,632
233,825	MacDermid Agricultural Solutions Holdings BV (Netherlands Agricultural Investment Partners LLC), Euro Tranche Term Loan	4.25%	06/07/2020	253,620
				788,524
Spain - 0.19%
180,000	Livister Investments, S.L.U., Facility B Term Loan	4.79%	06/28/2021	195,158

United States - 13.68%
578,550	Access CIG LLC, First Lien Term B Loan	6.00%	10/18/2021	582,889
54,976	Alaska Communications Systems Holdings, Inc., Term Loan	6.25%	10/21/2016	55,011
560,763	American Rock Salt Co. LLC, First Lien Term Loan	4.75%	05/20/2021	560,706
240,000	American Rock Salt Co. LLC, Second Lien Delayed Draw Loan	8.00%	05/20/2022	239,400
246,835	Arch Coal, Inc., Term Loan	6.25%	05/16/2018	191,605
355,500	Caesars Entertainment Resort Properties LLC, Term B Loan	7.00%	10/11/2020	337,281

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	60

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$198,501	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Extended Euro Term Loan	4.25%	05/20/2021	$215,626
603,900	Cengage Learning Acquisitions, Inc. (aka Thomson Learning Acquisitions, Inc.), Term Loan	7.00%	03/31/2020	607,191
373,125	CPI Buyer LLC, First Lien Initial Term Loan	5.50%	08/16/2021	373,592
198,500	Devix Topco (fka Rexam Healthcare), First Lien Term B Loan	4.25%	05/03/2021	199,244
190,000	Emmis Operating Co., Term Loan	6.00%	06/10/2021	190,950
446,625	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	5.50%	06/06/2021	448,300
150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	8.75%	06/06/2022	150,188
246,867	Excelitas Technology Corp., Term B Loan	6.00%	11/02/2020	248,308
420,000	Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/2020	309,452
319,284	Getty Images, Inc., Initial Term Loan	4.75%	10/18/2019	270,314
279,300	GOBP Holdings, Inc., First Lien Initial Term Loan	5.75%	10/21/2021	280,872
227,700	Hi-Crush Partners LP, Advance Term Loan	4.75%	04/28/2021	214,038
297,000	HUB International Ltd., Initial Term Loan	4.00%	10/02/2020	295,037
247,500	Hudson Products Holdings, Inc., Term Loan	5.00%	03/15/2019	238,321
287,825	Interactive Data Corp., Term Loan	4.75%	05/02/2021	289,474
185,000	Jonah Energy LLC, Second Lien Initial Term Loan	7.50%	05/12/2021	165,729
96,963	Media General, Inc., Term B Loan	4.25%	07/31/2020	97,545
99,500	Michaels Stores, Inc., Incremental Term Loan	4.00%	01/28/2020	99,989
94,525	Midas Intermediate Holdco II LLC, Term Loan	4.75%	08/18/2021	95,264
362,263	Millennium Health LLC, Tranche B Term Loan	5.25%	04/16/2021	365,432
265,499	Minerals Technologies, Inc., Initial Term Loan	4.00%	05/07/2021	267,268
164,167	Multi Packaging Solutions Global Holdings Ltd., Term Loan	5.50%	09/30/2020	244,996
549,450	Neiman Marcus Group, Inc., Term Loan	4.25%	10/25/2020	548,420
387,075	Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan	4.75%	06/30/2021	383,930
228,850	Paragon Offshore Finance Co., Term Loan	3.75%	07/16/2021	159,194
121,083	PEG GmbH, Tranche C Term Loan	4.50%	08/30/2021	131,659
212,285	PQ Corp., Term Loan	4.00%	08/07/2017	211,887

See Notes to Financial Statements.
61	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$250,000	Quicksilver Resources, Inc., Second Lien Term Loan(b)	7.00%	06/21/2019	$140,520
123,750	Road Infrastructure Investment LLC, First Lien Term Loan	4.25%	03/31/2021	121,894
628,425	Scientific Games International, Inc., Initial Term B2 Loan	6.00%	10/01/2021	630,738
250,000	Sedgwick Claims Management Services, Inc., Second Lien Term Loan	6.75%	02/28/2022	244,375
109,175	Signode Industrial Group Lux SA, Initial Euro Term Loan	4.00%	05/01/2021	117,757
184,075	Solenis International LP (Solenis Holdings 3 LLC), Initial Euro Term Loan	4.50%	07/31/2021	199,246
384,038	Spectrum Brands, Inc., Term Loan B	3.75%	12/19/2021	415,724
515,087	Stater Bros. Markets, Term B Loan	4.75%	05/12/2021	515,409
227,700	Sungard Availability Services Capital, Inc., Tranche B Term Loan	6.00%	03/29/2019	201,514
129,960	Tekni-Plex, Inc., Term Loan	4.75%	08/10/2019	129,797
374,253	Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan	3.75%	05/05/2016	376,825
241,938	Toys “R” US Property Co. I LLC, Initial Term Loan	6.00%	08/21/2019	229,538
445,500	Trans Union LLC, Term Loan	4.00%	04/09/2021	446,093
153,838	UTEX Industries, Inc., First Lien Initial Term Loan	5.00%	05/21/2021	139,608
178,650	WP Mustang Holdings LLC, First Lien Term Loan	5.50%	05/29/2021	179,767
222,750	XO Communications LLC, Initial Term Loan	4.25%	03/20/2021	223,557
223,875	York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021	223,641
236,972	Zuffa LLC, Initial Term Loan	3.75%	02/25/2020	235,935
				13,841,050

TOTAL BANK LOANS (Cost $23,543,034)				21,856,782

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	62

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 0.13%
5,224	Medley Capital Corp.	6.13%	03/30/2023	$131,906

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES (Cost $130,550)				131,906

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 33.91%
Bermuda - 0.17%
$200,000	Seadrill Ltd.(c)	6.13%	09/15/2017	170,000

Canada - 1.77%
110,000	Bombardier, Inc.(c)	6.00%	10/15/2022	103,812
130,000	Bombardier, Inc.(c)	7.50%	03/15/2025	128,619
160,000	First Quantum Minerals Ltd.(c)	7.25%	05/15/2022	148,000
155,000	Harvest Operations Corp.	6.88%	10/01/2017	141,825
80,000	HudBay Minerals, Inc.	9.50%	10/01/2020	83,600
230,000	Open Text Corp.(c)	5.63%	01/15/2023	239,200
95,000	Precision Drilling Corp.	6.63%	11/15/2020	90,013
70,000	Valeant Pharmaceuticals International, Inc.(c)	7.50%	07/15/2021	75,972
245,000	Valeant Pharmaceuticals International, Inc.(c)	5.63%	12/01/2021	249,287
515,000	VRX Escrow Corp.(c)	5.88%	05/15/2023	529,163
				1,789,491
France - 0.97%
100,000	Cerba European Lab SAS(d)	7.00%	02/01/2020	114,471
65,000	Elior Finance & Co. SCA(d)	6.50%	05/01/2020	76,444
100,000	Holding Medi-Partenaires SAS(d)	7.00%	05/15/2020	114,783
100,000	Kerneos Corporate SAS(c)	5.75%	03/01/2021	114,951
100,000	Loxam SAS(d)	7.38%	01/24/2020	115,186
125,000	Novafives SAS(c)(e)	4.07%	06/30/2020	132,823
100,000	Numericable-SFR SAS(d)	5.63%	05/15/2024	113,718
185,000	Picard Groupe SAS(d)(e)	4.30%	08/01/2019	200,164
				982,540
Germany - 0.47%
100,000	Techem Energy Metering Service GmbH & Co. KG(d)	7.88%	10/01/2020	119,353
100,000	Trionista TopCo GmbH(c)	6.88%	04/30/2021	116,288
105,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(d)	4.00%	01/15/2025	117,977

See Notes to Financial Statements.
63	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	WEPA Hygieneprodukte GmbH(c)	6.50%	05/15/2020	$117,650
				471,268
Great Britain - 1.58%
150,000	Arqiva Broadcast Finance PLC(d)	9.50%	03/31/2020	246,942
100,000	Moto Finance PLC(c)	6.38%	09/01/2020	150,194
100,000	Pendragon PLC	6.88%	05/01/2020	156,499
100,000	Premier Foods Finance PLC(c)(e)	5.56%	03/16/2020	133,506
100,000	R&R Ice Cream PLC(d)	5.50%	05/15/2020	152,419
100,000	R&R PIK PLC(d)(f)	9.25%	05/15/2018	109,676
150,000	TA Manufacturing Ltd.(c)	3.63%	04/15/2023	163,656
200,000	Tullow Oil PLC(c)	6.00%	11/01/2020	175,000
100,000	Vougeot Bidco PLC(c)	7.88%	07/15/2020	156,499
100,000	Vougeot Bidco PLC(d)	7.88%	07/15/2020	156,498
				1,600,889
Ireland - 0.65%
205,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust(c)	5.00%	10/01/2021	218,069
115,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(c)	4.25%	01/15/2022	126,591
310,000	Grifols Worldwide Operations Ltd.(c)	5.25%	04/01/2022	315,812
				660,472
Italy - 0.57%
510,000	Telecom Italia SpA	3.25%	01/16/2023	581,818

Jersey - 0.38%
150,000	AA Bond Co. Ltd.(c)	5.50%	07/31/2022	225,158
100,000	AA Bond Co. Ltd.(d)	9.50%	07/31/2019	165,028
				390,186
Luxembourg - 3.61%
100,000	Altice Financing SA(c)	5.25%	02/15/2023	114,111
100,000	Altice SA(c)	7.25%	05/15/2022	112,444
250,000	APERAM SA(c)	7.75%	04/01/2018	259,687
405,000	ArcelorMittal	6.25%	03/01/2021	431,831
210,000	BMBG Bond Finance SCA(d)(e)	5.07%	10/15/2020	229,034
150,000	Capsugel SA(c)(f)	7.00%	05/15/2019	152,719
400,000	ConvaTec Finance International SA(c)(f)	8.25%	01/15/2019	405,250
230,000	Galapagos SA/Luxembourg(c)(e)	4.78%	06/15/2021	247,346
380,000	Intelsat Jackson Holdings SA	7.50%	04/01/2021	391,875
155,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(c)	5.75%	08/01/2022	160,231
100,000	Matterhorn Midco & Cy SCA(d)	7.75%	02/15/2020	114,568
100,000	SIG Combibloc Holdings SCA(c)	7.75%	02/15/2023	113,934
100,000	Telenet Finance V Luxembourg SCA(d)	6.25%	08/15/2022	117,740

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	64

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$108,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.	8.75%	02/01/2019	$114,480
100,000	Wind Acquisition Finance SA(c)(e)	4.07%	07/15/2020	107,659
145,000	Wind Acquisition Finance SA(c)	7.00%	04/23/2021	166,630
275,000	Wind Acquisition Finance SA(d)(e)	4.07%	07/15/2020	296,064
100,000	Xella Holdco Finance SA(c)(f)	9.13%	09/15/2018	112,364
				3,647,967
Netherlands - 0.44%
100,000	Grupo Antolin Dutch BV(c)	4.75%	04/01/2021	110,885
100,000	Schaeffler Holding Finance BV(c)(f)	6.88%	08/15/2018	112,934
90,000	Sensata Technologies BV(c)	5.63%	11/01/2024	96,188
100,000	Telefonica Europe BV(e)(g)	6.50%	Perpetual Maturity	121,113
				441,120
Norway - 0.15%
140,000	EWOS Holding AS(c)	6.75%	11/01/2020	150,174

Spain - 0.11%
100,000	PortAventura Entertainment Barcelona BV(c)	7.25%	12/01/2020	113,449

United States - 23.04%
235,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	236,469
335,000	ACCO Brands Corp.	6.75%	04/30/2020	352,587
160,000	ACI Worldwide, Inc.(c)	6.38%	08/15/2020	167,800
230,000	AECOM(c)	5.75%	10/15/2022	238,625
240,000	Ally Financial, Inc.	4.63%	03/30/2025	237,300
90,000	Alpha Natural Resources, Inc.	6.00%	06/01/2019	25,650
370,000	American Builders & Contractors Supply Co., Inc.(c)	5.63%	04/15/2021	375,550
120,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.00%	05/20/2022	129,300
230,000	Amsurg Corp.	5.63%	07/15/2022	236,325
195,000	Apex Tool Group LLC(c)	7.00%	02/01/2021	184,275
160,000	Ashtead Capital, Inc.(c)	6.50%	07/15/2022	171,200
175,000	Ashtead Capital, Inc.(c)	5.63%	10/01/2024	183,094
95,000	Audatex North America, Inc.(c)	6.00%	06/15/2021	100,937
235,000	B&G Foods, Inc.	4.63%	06/01/2021	235,588
100,000	Belden, Inc.(d)	5.50%	04/15/2023	115,724
5,000	Berry Petroleum Co. LLC	6.75%	11/01/2020	4,087
120,000	Berry Plastics Corp.	5.50%	05/15/2022	123,450
230,000	BlueLine Rental Finance Corp.(c)	7.00%	02/01/2019	237,475
230,000	Building Materials Corp. of America(c)	5.38%	11/15/2024	234,600

See Notes to Financial Statements.
65	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$105,000	Cablevision Systems Corp.	5.88%	09/15/2022	$110,381
115,000	California Resources Corp.(c)	5.50%	09/15/2021	103,069
125,000	Calpine Corp.	5.38%	01/15/2023	125,625
115,000	Calpine Corp.	5.50%	02/01/2024	116,150
200,000	Carlson Travel Holdings, Inc.(c)(f)	7.50%	08/15/2019	203,000
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.	6.50%	04/30/2021	84,300
290,000	CCOH Safari LLC	5.50%	12/01/2022	297,250
100,000	Celanese US Holdings LLC	3.25%	10/15/2019	113,305
170,000	CenturyLink, Inc.(c)	5.63%	04/01/2025	171,487
240,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(c)	5.13%	12/15/2021	241,200
80,000	Chesapeake Energy Corp.	5.38%	06/15/2021	78,000
40,000	Chesapeake Energy Corp.	4.88%	04/15/2022	37,700
245,000	CHS/Community Health Systems, Inc.	6.88%	02/01/2022	261,844
235,000	Churchill Downs, Inc.	5.38%	12/15/2021	239,112
150,000	CITGO Petroleum Corp.(c)	6.25%	08/15/2022	146,250
145,000	Cliffs Natural Resources, Inc.(c)	8.25%	03/31/2020	137,025
175,000	Covanta Holding Corp.	6.38%	10/01/2022	188,125
100,000	Dana Holding Corp.	5.38%	09/15/2021	104,250
205,000	DBP Holding Corp.(c)	7.75%	10/15/2020	185,525
200,000	Denali Borrower LLC / Denali Finance Corp.(c)	5.63%	10/15/2020	211,900
125,000	Denbury Resources, Inc.	5.50%	05/01/2022	113,125
420,000	DISH DBS Corp.	5.88%	07/15/2022	427,875
105,000	Dynegy Finance I, Inc. / Dynegy Finance II, Inc.(c)	6.75%	11/01/2019	108,806
190,000	Dynegy, Inc.	5.88%	06/01/2023	185,725
295,000	Endo Finance LLC(c)	5.75%	01/15/2022	303,112
30,000	Endo Finance LLC / Endo Finco, Inc.(c)	7.25%	01/15/2022	31,987
160,000	Energy XXI Gulf Coast, Inc.(c)	11.00%	03/15/2020	152,600
230,000	Envision Healthcare Corp.(c)	5.13%	07/01/2022	235,750
120,000	Evolution Escrow Issuer LLC(c)	7.50%	03/15/2022	121,800
225,000	Family Tree Escrow LLC(c)	5.75%	03/01/2023	237,375
310,000	First Data Corp.(c)	8.25%	01/15/2021	335,575
85,000	Flexi-Van Leasing, Inc.(c)	7.88%	08/15/2018	86,700
115,000	Forum Energy Technologies, Inc.	6.25%	10/01/2021	108,387
85,000	Frontier Communications Corp.	7.63%	04/15/2024	88,931
135,000	Global Brass & Copper, Inc.	9.50%	06/01/2019	145,462
225,000	HCA Holdings, Inc.	6.25%	02/15/2021	243,832
30,000	HCA, Inc.	5.38%	02/01/2025	31,556
120,000	HD Supply, Inc.(c)	5.25%	12/15/2021	123,900
100,000	HJ Heinz Co.(c)	4.88%	02/15/2025	108,625
120,000	HUB International Ltd.(c)	7.88%	10/01/2021	123,300

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	66

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$220,000	IMS Health, Inc.(c)	4.13%	04/01/2023	$237,892
225,000	Ingles Markets, Inc.	5.75%	06/15/2023	234,000
110,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.(c)	6.88%	02/15/2019	100,925
95,000	Isle of Capri Casinos, Inc.	8.88%	06/15/2020	103,075
55,000	JBS USA LLC / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	58,162
135,000	JBS USA LLC / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	142,763
150,000	Kinetic Concepts, Inc. / KCI USA, Inc.	10.50%	11/01/2018	162,750
110,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.	6.75%	03/01/2019	113,094
5,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	4,875
145,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	145,000
40,000	Level 3 Financing, Inc.	6.13%	01/15/2021	42,150
65,000	Level 3 Financing, Inc.	7.00%	06/01/2020	69,712
105,000	Level 3 Financing, Inc.	5.38%	08/15/2022	108,577
120,000	Levi Strauss & Co.	6.88%	05/01/2022	131,700
5,000	Linn Energy LLC / Linn Energy Finance Corp.	6.50%	05/15/2019	4,228
225,000	Linn Energy LLC / Linn Energy Finance Corp.	6.25%	11/01/2019	178,875
70,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	4.88%	12/01/2024	71,918
115,000	Meccanica Holdings USA, Inc.(c)	6.25%	07/15/2019	128,512
70,000	Mediacom Broadband LLC / Mediacom Broadband Corp.	5.50%	04/15/2021	70,962
230,000	Michaels Stores, Inc.(c)	5.88%	12/15/2020	237,475
230,000	Milacron LLC / Mcron Finance Corp.(c)	7.75%	02/15/2021	239,200
110,000	Natural Resource Partners LP / NRP Finance Corp.	9.13%	10/01/2018	106,150
225,000	NBTY, Inc.	9.00%	10/01/2018	235,125
105,000	Neiman Marcus Group Ltd. LLC(c)(f)	8.75%	10/15/2021	111,825
175,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.(c)	5.88%	03/15/2022	187,688
115,000	Novelis, Inc.	8.75%	12/15/2020	123,769
185,000	NRG Energy, Inc.	6.25%	07/15/2022	191,244
60,000	NRG Energy, Inc.	6.63%	03/15/2023	62,400
85,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	83,300
85,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	82,875
120,000	Owens-Brockway Glass Container, Inc.(c)	5.00%	01/15/2022	122,688
180,000	Paragon Offshore PLC(c)	6.75%	07/15/2022	60,750
60,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	6.50%	05/15/2021	63,450
130,000	PHI, Inc.	5.25%	03/15/2019	118,300
185,000	Pilgrim’s Pride Corp.(c)	5.75%	03/15/2025	189,625
210,000	Pinnacle Entertainment, Inc.	6.38%	08/01/2021	224,175

See Notes to Financial Statements.
67	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$235,000	Pinnacle Foods Finance LLC	4.88%	05/01/2021	$237,350
130,000	Pittsburgh Glass Works LLC(c)	8.00%	11/15/2018	138,125
185,000	Plastipak Holdings, Inc.(c)	6.50%	10/01/2021	189,163
108,000	Polymer Group, Inc.	7.75%	02/01/2019	112,590
185,000	Post Holdings, Inc.(c)	6.00%	12/15/2022	179,219
160,000	Prestige Brands, Inc.(c)	5.38%	12/15/2021	163,000
100,000	PSPC Escrow Corp.(c)	6.00%	02/01/2023	112,901
105,000	Regency Energy Partners LP / Regency Energy Finance Corp.	5.88%	03/01/2022	114,450
50,000	Rent-A-Center, Inc.	6.63%	11/15/2020	47,250
40,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	8.25%	02/15/2021	43,000
235,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	243,519
70,000	Rite Aid Corp.(c)	6.13%	04/01/2023	72,100
110,000	RJS Power Holdings LLC(c)	5.13%	07/15/2019	108,900
80,000	RR Donnelley & Sons Co.	7.00%	02/15/2022	88,600
280,000	RR Donnelley & Sons Co.	6.00%	04/01/2024	290,500
173,000	Sabine Pass Liquefaction LLC	5.63%	02/01/2021	174,730
30,000	Sabine Pass Liquefaction LLC(c)	5.63%	03/01/2025	29,738
125,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	133,594
240,000	SBA Communications Corp.(c)	4.88%	07/15/2022	235,695
210,000	Scientific Games International, Inc.	6.25%	09/01/2020	157,500
120,000	Sequa Corp.(c)	7.00%	12/15/2017	96,600
100,000	Seventy Seven Energy, Inc.	6.50%	07/15/2022	47,000
80,000	Sinclair Television Group, Inc.	5.38%	04/01/2021	82,400
100,000	Sinclair Television Group, Inc.	6.38%	11/01/2021	106,250
185,000	Six Flags Entertainment Corp.(c)	5.25%	01/15/2021	191,013
80,000	Smithfield Foods, Inc.	6.63%	08/15/2022	85,900
85,000	Spectrum Brands, Inc.	6.38%	11/15/2020	90,525
280,000	Sprint Communications, Inc.	6.00%	11/15/2022	267,050
520,000	Sprint Corp.	7.25%	09/15/2021	524,550
65,000	Sprint Corp.	7.63%	02/15/2025	65,081
45,000	Steel Dynamics, Inc.(c)	5.13%	10/01/2021	45,507
45,000	Steel Dynamics, Inc.(c)	5.50%	10/01/2024	45,731
115,000	Stone Energy Corp.	7.50%	11/15/2022	104,650
164,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	7.38%	08/01/2021	177,120
50,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.75%	03/01/2025	51,250
225,000	Summit Materials LLC / Summit Materials Finance Corp.	10.50%	01/31/2020	250,875
15,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(c)	7.38%	02/01/2020	15,450

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	68

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$35,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(c)	7.38%	02/01/2020	$36,050
75,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(c)	7.38%	02/01/2020	77,250
95,000	SunGard Data Systems, Inc.	7.63%	11/15/2020	100,819
160,000	Tempur Sealy International, Inc.	6.88%	12/15/2020	171,600
135,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.	6.13%	10/15/2021	139,725
50,000	The ADT Corp.	5.25%	03/15/2020	52,000
265,000	The ADT Corp.	6.25%	10/15/2021	282,887
185,000	The GEO Group, Inc.	5.13%	04/01/2023	189,625
165,000	The Goodyear Tire & Rubber Co.	6.50%	03/01/2021	175,931
360,000	Time, Inc.(c)	5.75%	04/15/2022	352,800
10,000	T-Mobile USA, Inc.	6.54%	04/28/2020	10,563
30,000	T-Mobile USA, Inc.	6.63%	04/28/2021	31,537
85,000	T-Mobile USA, Inc.	6.00%	03/01/2023	87,311
90,000	T-Mobile USA, Inc.	6.25%	04/01/2021	93,938
235,000	TMS International Corp.(c)	7.63%	10/15/2021	236,175
85,000	Tronox Finance LLC	6.38%	08/15/2020	83,513
150,000	Ultra Petroleum Corp.(c)	6.13%	10/01/2024	129,375
190,000	United Rentals North	5.50%	07/15/2025	194,275
205,000	Univision Communications, Inc.(c)	5.13%	05/15/2023	209,100
225,000	VWR Funding, Inc.(c)	4.63%	04/15/2022	239,512
120,000	Walter Investment Management Corp.	7.88%	12/15/2021	108,000
195,000	West Corp.(c)	5.38%	07/15/2022	191,709
190,000	Whiting Petroleum Corp.(c)	6.25%	04/01/2023	189,288
25,000	Windstream Corp.	7.75%	10/01/2021	25,025
75,000	Windstream Corp.	7.50%	04/01/2023	72,000
90,000	WMG Acquisition Corp.(d)	6.25%	01/15/2021	99,192
				23,307,242

TOTAL HIGH YIELD DEBT (Cost $35,402,906)				34,306,616

Shares/Description				Value
SHORT-TERM INVESTMENTS - 26.36%
26,663,467	State Street Institutional Trust (7 Day Yield 0.10%)			26,663,467

TOTAL SHORT-TERM INVESTMENTS (Cost $26,663,467)				26,663,467

See Notes to Financial Statements.
69	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description	Value
TOTAL INVESTMENTS - 102.94% (Cost $107,687,210)	$104,136,427
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.94)%	(2,977,647)
NET ASSETS - 100.00%	$101,158,780

(a)	All or a portion of this position has not settled as of March 31, 2015. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the Euro Interbank Offered Rate (“EURIBOR” or “E”) or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(b)	Security is currently in default/non-income producing.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,690,703, which represents approximately 16.50% of net assets as of March 31, 2015.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of March 31, 2015, the aggregate market value of those securities was $2,774,981, representing 2.74% of net assets.
(e)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.
(f)	Pay-in-kind securities.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS - Anonim Sirket is the Turkish term for Incorporation.
BV - Besloten Vennootschap a Dutch private limited liability company.
GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
KG - Kommanditgesellschaft is the German term for a private limited company.
LLC - Limited Liability Corp.
LP - Limited Partnership.
Ltd. - Limited.
PLC - Public Limited Co.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
S.A.R.L. - Société Anonyme à Responsabilité Limitée (French: Limited Liability Company)
SAS - Societe per actions simplifiee is the French term for a joint stock company.
SCA- Societe en commandite pe actiuni is the Romanian term for limited liability partnership.
SpA - Societa per Azioni.
S.r.l. - Società a Responsabilità Limitata (Italian: limited company)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	70

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2015 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

	Foreign	Contracted	Contract	Settlement	Current	Unrealized
Counterparty	Currency	Amount*	Type	Date	Value	Appreciation
State Street Boston	EUR	11,444,071	Purchase	04/1/15	$12,305,403	$42,367
State Street Boston	GBP	1,686,687	Purchase	04/1/15	2,502,020	7,628
State Street Boston	EUR	11,444,071	Sale	04/1/15	12,305,403	312,862
State Street Boston	GBP	1,686,687	Sale	04/1/15	2,502,020	67,672
						$430,529

	Foreign	Contracted	Contract	Settlement	Current	Unrealized
Counterparty	Currency	Amount*	Type	Date	Value	Depreciation
State Street Boston	EUR	10,143,449	Sale	04/30/15	$10,911,333	$(12,370)
State Street Boston	GBP	1,496,486	Sale	04/30/15	2,219,433	(7,452)
						$(19,822)

*The contracted amount is stated in the currency in which the security is denominated.

Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling

See Notes to Financial Statements.
71	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Shares/Description		Value
COMMON STOCKS - 8.02%
Coal - 0.23%
7,400	Peabody Energy Corp.(a)	$36,408

Commercial Services - 0.04%
1,000	Weight Watchers International, Inc.(b)	6,990

Computers - 3.31%
4,200	Apple, Inc.(a)	522,606

Internet - 2.11%
7,500	Yahoo!, Inc.(a)(b)	333,262

Iron/Steel - 0.13%
4,200	Cliffs Natural Resources, Inc.(a)	20,202

Mining - 0.05%
1,000	Pan American Silver Corp.	8,770

Oil & Gas - 0.56%
4,000	Bill Barrett Corp.(a)(b)	33,200
3,100	Petroleo Brasileiro SA - Sponsored ADR	18,631
1,600	Southwestern Energy Co.(b)	37,104
		88,935
Retail - 0.63%
4,500	Abercrombie & Fitch Co. - Class A(a)	99,180

Semiconductors - 0.29%
2,000	Applied Materials, Inc.(a)	45,120

Software - 0.67%
2,600	Microsoft Corp.	105,703

TOTAL COMMON STOCKS (Cost $1,260,384)		1,267,176

EXCHANGE-TRADED FUNDS - 19.82%
14,203	Financial Select Sector SPDR® Fund	342,434
10,000	iShares® MSCI® Brazil Capped ETF(a)	313,700
1,000	iShares® Russell 2000® ETF(a)	124,370
44,200	Market Vectors® Gold Miners ETF(a)	806,208
36,708	Market Vectors® Oil Service ETF(a)	1,237,427
246	SPDR® S&P 500® ETF Trust(a)	50,782
5,000	SPDR® S&P® Oil & Gas Exploration & Production ETF(a)	258,300

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,513,508)		3,133,221

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	72

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Number of Contracts	Description	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS - 2.04%
Purchased Call Options - 1.14%
25	Abercrombie & Fitch Co. - Class A	$25.00	08/21/2015	$2,675
50	Abercrombie & Fitch Co. - Class A	27.00	08/21/2015	3,150
100	Accenture PLC - Class A	92.00	04/02/2015	19,500
15	Accenture PLC - Class A	93.00	04/02/2015	1,575
100	Accenture PLC - Class A	94.00	04/02/2015	3,500
100	Accenture PLC - Class A	94.50	04/02/2015	2,000
16	Accenture PLC - Class A	92.00	04/17/2015	3,400
20	Akamai Technologies, Inc.	62.50	05/15/2015	19,150
100	Aruba Networks, Inc.	26.00	07/17/2015	250
44	Aruba Networks, Inc.	27.00	07/17/2015	110
10	Best Buy Co., Inc	38.49	06/19/2015	1,935
50	Cisco Systems, Inc.	28.00	05/15/2015	3,475
10	Deere & Co.	97.50	06/19/2015	295
15	eBay, Inc.	62.50	05/15/2015	922
50	EMC Corp.	30.00	07/17/2015	625
40	Facebook, Inc. - Class A	105.00	11/20/2015	5,920
41	Financial Select Sector SPDR® Fund	25.00	09/18/2015	2,378
200	Financial Select Sector SPDR® Fund	25.00	12/18/2015	16,800
140	Financial Select Sector SPDR® Fund	25.00	01/15/2016	12,460
100	General Electric Co.	25.00	04/17/2015	3,150
70	General Electric Co.	27.00	04/17/2015	105
6	Google, Inc.	570.00	04/17/2015	2,610
50	Intel Corp.	31.00	04/17/2015	5,525
100	Intel Corp.	36.00	04/17/2015	400
50	iShares® MSCI® Emerging Markets ETF	41.50	05/15/2015	1,850
50	iShares® Russell 2000® ETF	130.00	05/15/2015	2,725
150	Market Vectors® Junior Gold Miners ETF	22.00	04/17/2015	18,750
20	Merck & Co., Inc.	60.00	04/17/2015	270
31	Microsoft Corp.	47.00	05/15/2015	124
10	Monsanto Co.	125.00	04/17/2015	70
3	Netflix, Inc.	435.00	04/24/2015	4,470
10	Netflix, Inc.	440.00	04/24/2015	13,075
10	Netflix, Inc.	455.00	04/24/2015	8,550
10	Netflix, Inc.	460.00	04/24/2015	7,350
7	Petroleo Brasileiro SA	8.00	04/17/2015	7
20	Silver Wheaton Corp.	28.00	06/19/2015	50
100	SPDR® S&P 500® ETF Trust	220.00	06/30/2015	5,550
125	The Coca-Cola Co.	43.00	04/17/2015	563
50	The Coca-Cola Co.	44.00	04/17/2015	125
8	Twitter, Inc.	60.00	01/15/2016	3,360
10	Verizon Communications, Inc.	50.00	05/15/2015	295

See Notes to Financial Statements.
73	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Number of Contracts	Description	Exercise Price	Expiration Date	Value
19	Yahoo!, Inc.	$52.50	04/17/2015	$57

TOTAL PURCHASED CALL OPTIONS (Cost $264,419)				179,151

Purchased Put Options - 0.90%
100	Consumer Staples Select Sector SPDR® Fund	46.00	06/19/2015	5,300
25	Costco Wholesale Corp.	115.00	04/17/2015	37
50	Health Care Select Sector SPDR® Fund	74.00	04/17/2015	8,650
84	Health Care Select Sector SPDR® Fund	74.00	09/18/2015	34,650
1	Netflix, Inc.	427.50	04/24/2015	2,795
5	Netflix, Inc.	430.00	04/24/2015	14,725
1	Netflix, Inc.	432.50	04/24/2015	3,085
2	Netflix, Inc.	435.00	04/24/2015	6,485
5	Netflix, Inc.	437.50	04/24/2015	17,038
50	SPDR® S&P 500® ETF Trust	207.00	04/17/2015	13,675
100	SPDR® S&P 500® ETF Trust	205.00	05/15/2015	36,200

TOTAL PURCHASED PUT OPTIONS (Cost $123,510)				142,640

TOTAL PURCHASED OPTIONS (Cost $387,929)				321,791

Shares/Description				Value
SHORT-TERM INVESTMENTS - 49.62%
7,842,124	State Street Institutional Trust (7 Day Yield 0.00%)			7,842,124

TOTAL SHORT-TERM INVESTMENTS (Cost $7,842,124)				7,842,124

TOTAL INVESTMENTS - 79.50% (Cost $13,003,945)				12,564,312
CASH HELD AS COLLATERAL FOR WRITTEN OPTIONS - 22.07%				3,487,383
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.57)%				(247,684)
NET ASSETS - 100.00%				$15,804,011

(a)	All or a portion of this security may be subject to written call options.
(b)	Non-income producing security.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	74

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Common Abbreviations:
ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund.
MSCI - Morgan Stanley Capital International.
PLC - Public Limited Co.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
S&P - Standard and Poor’s.
SPDR - Standard and Poor’s Depositary Receipt.

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts	Description	Exercise Price	Expiration Date	Value
Written Call Options
(25)	Abercrombie & Fitch Co. - Class A	$21.00	04/17/2015	$(3,338)
(20)	Abercrombie & Fitch Co. - Class A	23.00	05/15/2015	(1,440)
(42)	Apple, Inc.	120.00	01/15/2016	(57,435)
(20)	Applied Materials, Inc.	25.00	04/17/2015	(340)
(30)	Bill Barrett Corp.	11.00	05/15/2015	(900)
(10)	Bill Barrett Corp.	11.00	06/19/2015	(475)
(42)	Cliffs Natural Resources, Inc.	6.00	04/17/2015	(189)
(6)	Google, Inc.	585.00	04/10/2015	(75)
(100)	Intel Corp.	37.00	04/02/2015	(100)
(25)	iShares® MSCI® Brazil Capped ETF	32.00	04/17/2015	(1,525)
(25)	iShares® MSCI® Brazil Capped ETF	37.00	04/17/2015	(62)
(25)	iShares® MSCI® Brazil Capped ETF	40.00	04/17/2015	(62)
(25)	iShares® MSCI® Brazil Capped ETF	34.00	05/01/2015	(737)
(10)	iShares® Russell 2000® ETF	118.00	05/15/2015	(7,445)
(75)	Market Vectors® Gold Miners ETF	21.00	04/17/2015	(338)
(20)	Market Vectors® Gold Miners ETF	21.00	05/01/2015	(190)
(100)	Market Vectors® Gold Miners ETF	25.00	06/19/2015	(550)
(15)	Market Vectors® Gold Miners ETF	33.00	01/15/2016	(180)
(66)	Market Vectors® Gold Miners ETF	34.00	01/15/2016	(759)
(150)	Market Vectors® Junior Gold Miners ETF	24.00	04/17/2015	(5,625)
(25)	Market Vectors® Oil Service ETF	34.00	04/17/2015	(1,625)
(50)	Market Vectors® Oil Service ETF	35.00	04/17/2015	(1,375)
(20)	Market Vectors® Oil Service ETF	39.00	04/17/2015	(50)
(50)	Market Vectors® Oil Service ETF	42.00	04/17/2015	(125)
(20)	Market Vectors® Oil Service ETF	43.00	04/17/2015	(50)
(100)	Market Vectors® Oil Service ETF	35.00	05/15/2015	(7,500)
(50)	Market Vectors® Oil Service ETF	36.00	05/15/2015	(2,250)
(40)	Market Vectors® Oil Service ETF	35.00	07/17/2015	(6,000)
(28)	Market Vectors® Oil Service ETF	38.00	07/17/2015	(1,540)
(20)	Market Vectors® Oil Service ETF	42.00	07/17/2015	(200)
(2)	Merck & Co., Inc.	65.00	04/17/2015	(2)
(3)	Netflix, Inc.	435.00	04/17/2015	(4,163)
(11)	Netflix, Inc.	440.00	04/17/2015	(13,393)

See Notes to Financial Statements.
75	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Number of Contracts	Description	Exercise Price	Expiration Date	Value
(10)	Netflix, Inc.	$455.00	04/17/2015	$(7,625)
(10)	Netflix, Inc.	460.00	04/17/2015	(6,475)
(49)	Peabody Energy Corp.	7.00	06/19/2015	(711)
(25)	Peabody Energy Corp.	11.00	06/19/2015	(50)
(15)	SPDR® S&P 500® ETF Trust	213.00	04/17/2015	(255)
(40)	SPDR® S&P 500® ETF Trust	210.00	12/19/2015	(33,840)
(20)	SPDR® S&P® Oil & Gas Exploration & Production ETF	51.00	04/17/2015	(1,500)
(30)	SPDR® S&P® Oil & Gas Exploration & Production ETF	55.00	06/19/2015	(3,285)
(75)	Yahoo!, Inc.	50.00	04/17/2015	(487)

Total Written Call Options (Premiums received $193,958)				$(174,266)

Written Put Options
(15)	Apple, Inc.	120.00	04/17/2015	(1,485)
(20)	Applied Materials, Inc.	22.00	04/17/2015	(1,140)
(15)	Boston Scientific Corp.	12.00	05/15/2015	(30)
(3)	Celgene Corp.	100.00	04/17/2015	(124)
(10)	Celgene Corp.	100.00	07/17/2015	(3,275)
(25)	Chesapeake Energy Corp.	15.00	04/17/2015	(2,837)
(7)	Comcast Corp.	50.00	04/17/2015	(32)
(200)	Consumer Staples Select Sector SPDR® Fund	43.00	06/19/2015	(3,500)
(10)	Diamond Offshore Drilling, Inc.	29.25	06/19/2015	(4,325)
(32)	Ensco PLC	20.00	06/19/2015	(4,640)
(20)	Freeport-McMoRan, Inc.	17.00	04/17/2015	(280)
(5)	GameStop Corp.	33.00	04/17/2015	(43)
(25)	Intel Corp.	30.50	04/10/2015	(738)
(25)	iShares® Russell 2000® ETF	114.00	05/15/2015	(1,687)
(150)	iShares® Russell 2000® ETF	113.00	06/30/2015	(23,625)
(96)	Market Vectors® Oil Service ETF	30.00	04/17/2015	(720)
(100)	Market Vectors® Oil Service ETF	32.00	04/17/2015	(3,000)
(10)	Market Vectors® Semiconductor ETF	48.00	05/15/2015	(200)
(30)	Micron Technology, Inc.	28.00	04/02/2015	(4,230)
(10)	Molson Coors Brewing Co.	70.00	07/17/2015	(3,750)
(10)	Monsanto Co.	110.00	04/17/2015	(1,230)
(10)	Netflix, Inc.	400.00	04/17/2015	(14,075)
(1)	Netflix, Inc.	420.00	04/17/2015	(2,320)
(1)	Netflix, Inc.	427.50	04/17/2015	(2,722)
(5)	Netflix, Inc.	430.00	04/17/2015	(14,362)
(1)	Netflix, Inc.	432.50	04/17/2015	(3,025)
(2)	Netflix, Inc.	435.00	04/17/2015	(6,340)
(20)	NVIDIA Corp.	21.00	04/17/2015	(1,260)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	76

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2015 (Unaudited)

Number of Contracts	Description	Exercise Price	Expiration Date	Value
(20)	NVIDIA Corp.	$20.50	04/24/2015	$(1,000)
(40)	Peabody Energy Corp.	5.00	06/19/2015	(3,280)
(25)	Peabody Energy Corp.	7.00	06/19/2015	(5,788)
(2)	Pioneer Natural Resources Co.	120.00	06/19/2015	(190)
(50)	SPDR® S&P 500® ETF Trust	201.00	04/17/2015	(5,000)
(200)	SPDR® S&P 500® ETF Trust	198.00	05/15/2015	(37,200)
(31)	SPDR® S&P 500® ETF Trust	172.00	06/19/2015	(1,891)
(80)	SPDR® S&P 500® ETF Trust	184.00	06/19/2015	(11,160)
(100)	SPDR® S&P 500® ETF Trust	199.00	06/30/2015	(41,950)
(71)	SPDR® S&P 500® ETF Trust	187.00	09/18/2015	(29,784)
(10)	SPDR® S&P® Oil & Gas Exploration & Production ETF	41.00	06/19/2015	(875)
(25)	Teck Resources Ltd.	10.00	05/15/2015	(325)
(6)	Time Warner Cable, Inc.	140.00	07/17/2015	(4,230)
(20)	Ultra Petroleum Corp.	14.00	04/17/2015	(700)
(20)	Ultra Petroleum Corp.	12.00	05/15/2015	(850)
(20)	Ultra Petroleum Corp.	12.00	06/19/2015	(1,700)
(20)	United States Steel Corp.	20.00	04/17/2015	(250)
(20)	Utilities Select Sector SPDR® Fund	42.00	04/17/2015	(260)
(20)	Utilities Select Sector SPDR® Fund	44.00	06/19/2015	(2,950)
(30)	Vale SA	6.00	06/19/2015	(2,745)
(10)	Verizon Communications, Inc.	43.00	05/15/2015	(95)
(3)	Zimmer Holdings, Inc.	110.00	06/19/2015	(750)
(15)	Zions Bancorporation	26.00	04/17/2015	(300)
(15)	Zoetis, Inc.	45.50	04/17/2015	(1,163)

Total Written Put Options (Premiums received $301,956)				$(259,431)

Total Written Options (Premiums received $495,914)				$(433,697)

See Notes to Financial Statements.
77	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT

Shares/Description		Value
COMMON STOCK
Computers
(15,777)	Accenture PLC - Class A	$(1,478,147)
Software
(800)	Akamai Technologies, Inc.	(56,836)

TOTAL COMMON STOCK		(1,534,983)

EXCHANGE-TRADED FUNDS
(2,500)	Energy Select Sector SPDR® Fund	(193,950)

TOTAL EXCHANGE-TRADED FUNDS		(193,950)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,731,116)		$(1,728,933)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	78

RiverNorth Core Opportunity Fund
Statement of Assets and Liabilities	March 31, 2015 (Unaudited)

ASSETS:
Investment in securities:
At cost	$749,909,329
At value	$814,810,350
Receivable for fund investments sold	1,315,580
Receivable for fund shares sold	1,234,815
Dividends receivable	909,707
Deposit with broker for total return swap contracts	400,000
Unrealized appreciation on total return swap contracts	8,083
Prepaid expenses and other assets	67,883
Total Assets	818,746,418

LIABILITIES:
Facility loan fee payable	8,234
Payable for fund investments purchased	7,065,114
Payable for fund shares redeemed	474,676
Payable to Adviser	695,574
Payable for Fund Accounting and Administration fees	27,217
Accrued 12b-1 fees - Class R Shares	141,026
Payable for Custodian fees	13,572
Payable for Audit fees	9,341
Payable to Transfer agency	9,674
Payable to Trustees and Officers	2,285
Other accrued expenses	5,826
Total Liabilities	8,452,539
Net Assets	$810,293,879

NET ASSETS CONSIST OF:
Paid-in capital	$728,153,945
Accumulated net investment income	4,139,977
Accumulated net realized gain on investments	13,090,853
Net unrealized appreciation on investments and total return swap contracts	64,909,104
Net Assets	$810,293,879
See Notes to Financial Statements.
79	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund
Statement of Assets and Liabilities	March 31, 2015 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$168,467,590
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	13,744,076
Net Asset Value Per Share, Offering and Redemption Price Per Share	$12.26
Minimum Redemption Price Per Share(a)	$12.01
Class R Shares
Net Assets	$641,826,289
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	52,405,002
Net Asset Value Per Share, Offering and Redemption Price Per Share	$12.25
Minimum Redemption Price Per Share(a)	$12.01

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	80

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2015 (Unaudited)

ASSETS:
Investment in securities:
At cost	$1,964,012,922
At value	$1,971,115,919
Investment in affiliates:
At cost	25,046,523
At value	25,046,523
Interest receivable	5,195,306
Receivable for fund shares sold	2,054,876
Dividends receivable	1,879,297
Receivable for fund investments sold	1,628,429
Deposit with broker for total return swap contracts	400,000
Unrealized appreciation on total return swap contracts	16,752
Prepaid expenses and other assets	125,992
Total Assets	2,007,463,094

LIABILITIES:
Facility loan fee payable	12,908
Payable for fund investments purchased	14,606,969
Payable for fund shares redeemed	4,798,645
Payable to Adviser	1,186,037
Payable for Fund Accounting and Administration fees	103,699
Accrued 12b-1 fees - Class R Shares	54,054
Payable for Custodian fees	26,969
Payable for Audit fees	11,364
Payable to Transfer agency	59,002
Payable to Trustees and Officers	1,579
Other accrued expenses	48,455
Total Liabilities	20,909,681
Net Assets	$1,986,553,413

NET ASSETS CONSIST OF:
Paid-in capital	$1,979,492,376
Accumulated net investment income	3,897,897
Accumulated net realized loss on investments	(3,956,609)
Net unrealized appreciation on investments and total return swap contracts	7,119,749
Net Assets	$1,986,553,413

See Notes to Financial Statements.
81	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2015 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$1,728,948,059
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	158,866,656
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.88
Minimum Redemption Price Per Share(a)	$10.66
Class R Shares
Net Assets	$257,605,354
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	23,642,680
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.90
Minimum Redemption Price Per Share(a)	$10.68

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	82

RiverNorth Equity Opportunity Fund
Statement of Assets and Liabilities	March 31, 2015 (Unaudited)

ASSETS:
Investment in securities:
At cost	$9,759,078
At value	$10,484,525
Dividends receivable	7,000
Receivable for fund shares sold	500
Prepaid expenses and other assets	14,800
Total Assets	10,506,825

LIABILITIES:
Facility loan fee payable	111
Payable for fund shares redeemed	29,657
Payable to Adviser	4,189
Payable for Fund Accounting and Administration fees	755
Accrued 12b-1 fees - Class R Shares	1,866
Payable for Custodian fees	3,828
Payable for Audit fees	8,869
Payable to Transfer agency	2,449
Payable to Trustees and Officers	11
Other accrued expenses	1,619
Total Liabilities	53,354
Net Assets	$10,453,471

NET ASSETS CONSIST OF:
Paid-in capital	$9,576,457
Accumulated net investment loss	(136,670)
Accumulated net realized gain on investments	288,237
Net unrealized appreciation on investments	725,447
Net Assets	$10,453,471

See Notes to Financial Statements.
83	(888) 848-7569 | www.rivernorth.com

RiverNorth Equity Opportunity Fund
Statement of Assets and Liabilities	March 31, 2015 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$2,282,068
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	215,723
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.58
Minimum Redemption Price Per Share(a)	$10.37
Class R Shares
Net Assets	$8,171,403
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	772,710
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.57
Minimum Redemption Price Per Share(a)	$10.36

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	84

RiverNorth/Oaktree High Income Fund
Statement of Assets and Liabilities	March 31, 2015 (Unaudited)
ASSETS:
Investment in securities:
At cost	$107,687,210
At value	$104,136,427
Foreign currency, at value (Cost $249,967)	237,978
Interest receivable	663,814
Unrealized appreciation on forward foreign currency contracts	430,529
Receivable for fund investments sold	62,546
Deposit with broker for forward foreign currency contracts	40,000
Dividends receivable	27,107
Receivable for fund shares sold	1,941
Prepaid expenses and other assets	25,441
Total Assets	105,625,783

LIABILITIES:
Facility loan fee payable	1,068
Payable for fund investments purchased	4,191,277
Payable for fund shares redeemed	112,317
Unrealized depreciation on forward foreign currency contracts	19,822
Payable to Adviser	82,476
Payable for Fund Accounting and Administration fees	22,724
Accrued 12b-1 fees - Class R Shares	3,592
Payable for Custodian fees	14,015
Payable for Audit fees	11,353
Payable to Transfer agency	4,023
Payable to Trustees and Officers	493
Other accrued expenses	3,843
Total Liabilities	4,467,003
Net Assets	$101,158,780

NET ASSETS CONSIST OF:
Paid-in capital	$103,512,922
Accumulated net investment loss	(390,410)
Accumulated net realized gain on investments and forward foreign currency contracts	1,014,735
Net unrealized depreciation on investments	(2,978,467)
Net Assets	$101,158,780

See Notes to Financial Statements.
85	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund
Statement of Assets and Liabilities	March 31, 2015 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$85,199,833
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	8,652,932
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.85
Minimum Redemption Price Per Share(a)	$9.65
Class R Shares
Net Assets	$15,958,947
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	1,622,192
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.84
Minimum Redemption Price Per Share(a)	$9.64

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	86

RiverNorth Managed Volatility Fund
Statement of Assets and Liabilities	March 31, 2015 (Unaudited)

ASSETS:
Investment in securities:
At cost	$13,003,945
At value	$12,564,312
Cash held as collateral for written options	3,487,383
Deposit with broker for written options	1,814,939
Receivable for fund investments sold	1,120,423
Prepaid expenses and other assets	12,367
Total Assets	18,999,424

LIABILITIES:
Facility loan fee payable	205
Written options, at value (Premiums received $495,914)	433,697
Securities sold short (Proceeds $1,731,116)	1,728,933
Payable for fund investments purchased	892,583
Payable for fund shares redeemed	100,038
Dividends payable - short sales	1,847
Payable to Adviser	13,169
Payable for Fund Accounting and Administration fees	2,650
Accrued 12b-1 fees	3,435
Payable for Custodian fees	3,531
Payable for Audit fees	10,884
Payable to Trustees and Officers	59
Other accrued expenses	4,382
Total Liabilities	3,195,413
Net Assets	$15,804,011

NET ASSETS CONSIST OF:
Paid-in capital	$16,300,110
Accumulated net investment loss	(97,123)
Accumulated net realized loss on investments, securities sold short and written options	(23,743)
Net unrealized depreciation on investments, securities sold short and written options	(375,233)
Net Assets	$15,804,011

PRICING OF SHARES:
Net Assets	$15,804,011
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	1,635,799
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.66
Minimum Redemption Price Per Share(a)	$9.47

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
87	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund
Statement of Operations	For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividend income	$23,275,706
Foreign taxes withheld	(858)
Total Investment Income	23,274,848

EXPENSES:
Investment Adviser fee	3,960,451
12b-1 fees - Class R Shares	862,804
Accounting and administration fee	153,193
Registration expenses	37,001
Printing expenses	35,931
Transfer agent expenses	34,452
Compliance expenses	27,555
Trustee expenses	27,449
Legal expenses	24,540
Facility loan fee	16,677
Insurance expenses	12,143
Audit expenses	10,192
Custodian expenses	3,639
24f-2 expenses	2,619
Miscellaneous expenses	22,771
Total Expenses	5,231,417
Net Investment Income	18,043,431

REALIZED AND UNREALIZED GAIN/(LOSS):	6,569,288
Net realized gain on:
Investments	9,470,366
Total return swap contracts	911,242
Net realized gain	10,381,608
Net change in unrealized appreciation on:
Investments	(3,812,320)
Total return swap contracts	8,083
Net change in unrealized appreciation	(3,804,237)
Net Realized and Unrealized Gain on Investments and Total return swap contracts	6,577,371
Net Increase in Net Assets Resulting from Operations	$24,620,802

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	88

RiverNorth/DoubleLine Strategic Income Fund
Statement of Operations	For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividend income	$21,294,553
Dividend income from affiliated securities	46,523
Interest income	27,500,161
Other income	286,131
Total Investment Income	49,127,368

EXPENSES:
Investment Adviser fee	6,002,546
Accounting and administration fee	404,452
12b-1 fees - Class R Shares	304,056
Transfer agent expenses	147,898
Registration expenses	58,915
Printing expenses	55,018
Compliance expenses	50,542
Trustee expenses	49,843
Legal expenses	41,359
Facility loan fee	30,731
Insurance expenses	19,494
Custodian expenses	12,609
Audit expenses	11,815
24f-2 expenses	11,111
Miscellaneous expenses	35,951
Total Expenses	7,236,340
Net Investment Income	41,891,028

REALIZED AND UNREALIZED GAIN:	(2,166,220)
Net realized gain on:
Investments	2,488,397
Total return swap contracts	776,200
Net realized gain	3,264,597
Net change in unrealized appreciation on:
Investments	(5,430,817)
Total return swap contracts	16,752
Net change in unrealized appreciation	(5,414,065)
Net Realized and Unrealized Loss on Investments and total return swap contracts	(2,149,468)
Net Increase in Net Assets Resulting from Operations	$39,741,560

See Notes to Financial Statements.
89	(888) 848-7569 | www.rivernorth.com

RiverNorth Equity Opportunity Fund
Statement of Operations	For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividend income	$392,701
Total Investment Income	392,701

EXPENSES:
Investment Adviser fee	54,769
Registration expenses	18,207
Transfer agent expenses	13,303
12b-1 fees - Class R Shares	11,309
Audit expenses	9,321
Accounting and administration fee	2,946
Printing expenses	981
Legal expenses	411
Trustee expenses	387
Compliance expenses	380
Facility loan fee	229
Insurance expenses	174
24f-2 expenses	13
Miscellaneous expenses	2,233
Total expenses before waiver/reimbursement	114,663
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(5,176)
Class R Shares	(24,230)
Net Expenses	85,257
Net Investment Income	307,444

REALIZED AND UNREALIZED GAIN/(LOSS):	184,880
Net realized gain on:
Investments	180,654
Net change in unrealized appreciation on:
Investments	4,226
Net Realized and Unrealized Gain on Investments	184,880
Net Increase in Net Assets Resulting from Operations	$492,324

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	90

RiverNorth/Oaktree High Income Fund
Statement of Operations	For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividend income	$839,906
Interest income	1,555,577
Other income	654
Foreign taxes withheld	(706)
Total Investment Income	2,395,431

EXPENSES:
Investment Adviser fee	409,233
Accounting and administration fee	53,119
12b-1 fees - Class R Shares	19,824
Registration expenses	19,039
Transfer agent expenses	17,869
Audit expenses	13,804
Interest paid on line of credit	11,220
Custodian expenses	10,165
Printing expenses	3,204
Compliance expenses	3,082
Trustee expenses	3,069
Legal expenses	2,552
Facility loan fee	1,851
Insurance expenses	1,400
Repayment of previously waived fees
Class I	9,047
Class R	1,171
Miscellaneous expenses	3,860
Total Expenses	583,509
Net Investment Income	1,811,922

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on:	1,017,947
Investments	(1,093,749)
Forward foreign currency transactions	2,111,696
Net realized gain	1,017,947
Net change in unrealized depreciation on:
Investments	(2,075,044)
Translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	62,216
Net change in unrealized depreciation	(2,012,828)
Net Realized and Unrealized Loss on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(994,881)
Net Increase in Net Assets Resulting from Operations	$817,041

See Notes to Financial Statements.
91	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Volatility Fund
Statement of Operations	For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividend income	$72,437
Foreign taxes withheld	(5)
Total Investment Income	72,432

EXPENSES:
Investment Adviser fee	85,632
12b-1 fees	21,408
Dividend expense - short sales	15,417
Transfer agent expenses	13,589
Registration expenses	12,396
Audit expenses	9,335
Accounting and administration fee	7,643
Printing expenses	1,184
Trustee expenses	643
Compliance expenses	636
Legal expenses	590
Facility loan fee	394
Insurance expenses	266
24f-2 expenses	102
Miscellaneous expenses	2,137
Total expenses before waiver/reimbursement	171,372
Less fees waived/reimbursed by Investment Adviser:	(1,817)
Net Expenses	169,555
Net Investment Loss	(97,123)

REALIZED AND UNREALIZED GAIN/(LOSS):	153,977
Net realized gain/(loss) on:
Investments	(782,533)
Securities sold short	83,441
Written options	966,501
Net realized gain	267,409
Net change in unrealized appreciation/(depreciation) on:
Investments	(316,653)
Securities sold short	2,183
Written options	203,221
Net change in unrealized depreciation	(111,249)
Net Realized and Unrealized Gain on Investments, securities sold short and written options	156,160
Net Increase in Net Assets Resulting from Operations	$59,037

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	92

RiverNorth Core Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,043,431	$18,054,726
Net realized gain on investments and total return swap contracts	10,381,608	47,277,964
Long-term capital gain distributions from other investment companies	–	11,542,203
Net change in unrealized appreciation on investments and total return swap contracts	(3,804,237)	(9,289,320)
Net increase in net assets resulting from operations	24,620,802	67,585,573

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(3,179,034)	–
Class R Shares	(23,057,118)	(11,486,483)
From net realized gains on investments:
Class I Shares	(5,451,721)	–
Class R Shares	(40,300,294)	(33,304,287)
Net decrease in net assets from distributions to shareholders	(71,988,167)	(44,790,770)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	146,095,919	40,246,635
Reinvestment of distributions	3,258,891	–
Cost of shares redeemed	(15,182,874)	(34,543)
Redemption fees(a)	7,400	–
Net increase in net assets from capital share transactions	134,179,336	40,212,092

Class R Shares
Proceeds from shares sold	85,904,194	237,141,950
Reinvestment of distributions	62,230,860	44,203,084
Cost of shares redeemed	(169,624,902)	(246,827,216)
Redemption fees(a)	50,146	31,701
Net increase/(decrease) in net assets from capital share transactions	(21,439,702)	34,549,519

Net Increase in Net Assets	65,372,269	97,556,414

NET ASSETS:
Beginning of period	744,921,610	647,365,196
End of period (including accumulated net investment income of $4,139,977 and $12,332,698)	$810,293,879	$744,921,610

See Notes to Financial Statements.
93	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	11,653,196	3,037,552
Shares issued in reinvestment of distributions	270,447	–
Shares redeemed	(1,214,495)	(2,624)
Net increase from share transactions	10,709,148	3,034,928

Class R Shares
Shares sold	6,804,951	18,345,450
Shares issued in reinvestment of distributions	5,164,387	3,556,161
Shares redeemed	(13,603,764)	(19,038,395)
Net increase/(decrease) from share transactions	(1,634,426)	2,863,216

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	94

RiverNorth/DoubleLine Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$41,891,028	$60,920,838
Net realized gain on investments and total return swap contracts	3,264,597	9,312,669
Long-term capital gain distributions from other investment companies	–	69,538
Net change in unrealized appreciation on investments and total return swap contracts	(5,414,065)	22,778,299
Net increase in net assets resulting from operations	39,741,560	93,081,344

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(32,752,313)	(50,992,234)
Class R Shares	(5,499,861)	(16,781,869)
From net realized gains on investments:
Class I Shares	–	(3,325,361)
Class R Shares	–	(1,206,293)
Net decrease in net assets from distributions to shareholders	(38,252,174)	(72,305,757)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	718,815,559	598,815,316
Reinvestment of distributions	23,800,398	39,127,768
Cost of shares redeemed	(163,807,312)	(289,941,452)
Redemption fees(a)	49,084	66,088
Net increase in net assets from capital share transactions	578,857,729	348,067,720

Class R Shares
Proceeds from shares sold	70,744,390	190,917,165
Reinvestment of distributions	5,373,107	17,494,663
Cost of shares redeemed	(50,855,493)	(252,876,310)
Redemption fees(a)	8,784	23,147
Net increase/(decrease) in net assets from capital share transactions	25,270,788	(44,441,335)

Net Increase in Net Assets	605,617,903	324,401,972

NET ASSETS:
Beginning of period	1,380,935,510	1,056,533,538
End of period (including accumulated net investment income of $3,897,897 and $259,043)	$1,986,553,413	$1,380,935,510
See Notes to Financial Statements.
95	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	66,117,397	54,921,971
Shares issued in reinvestment of distributions	2,195,289	3,603,782
Shares redeemed	(15,072,126)	(26,917,896)
Net increase from share transactions	53,240,560	31,607,857

Class R Shares
Shares sold	6,493,042	17,485,985
Shares issued in reinvestment of distributions	494,886	1,609,616
Shares redeemed	(4,669,847)	(23,220,388)
Net increase/(decrease) from share transactions	2,318,081	(4,124,787)

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	96

RiverNorth Equity Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014(a)
NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$307,444	$141,832
Net realized gain on investments	180,654	1,780,553
Long-term capital gain distributions from other investment companies	–	257,146
Net change in unrealized appreciation on investments and forward foreign currency contracts	4,226	(486,735)
Net increase in net assets resulting from operations	492,324	1,692,796

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(82,645)	(112,441)
Class R Shares	(361,469)	(398,073)
From net realized gains on investments:
Class I Shares	(242,721)	(154,414)
Class R Shares	(1,291,523)	(539,682)
Net decrease in net assets from distributions to shareholders	(1,978,358)	(1,204,610)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	750,086	405,372
Reinvestment of distributions	305,099	260,497
Cost of shares redeemed	(441,220)	(1,904,952)
Redemption fees(b)	87	509
Net increase/(decrease) in net assets from capital share transactions	614,052	(1,238,574)

Class R Shares
Proceeds from shares sold	1,562,605	2,051,639
Reinvestment of distributions	1,611,471	927,068
Cost of shares redeemed	(2,593,914)	(5,474,787)
Redemption fees(b)	412	1,955
Net increase/(decrease) in net assets from capital share transactions	580,574	(2,494,125)

Net Decrease in Net Assets	(291,408)	(3,244,513)

NET ASSETS:
Beginning of period	10,744,879	13,989,392
End of period (including accumulated net investment loss of $(136,670) and $–)	$10,453,471	$10,744,879
See Notes to Financial Statements.
97	(888) 848-7569 | www.rivernorth.com

RiverNorth Equity Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014(a)
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	68,024	33,780
Shares issued in reinvestment of distributions	28,444	21,922
Shares redeemed	(39,132)	(159,846)
Net increase/(decrease) from share transactions	57,336	(104,144)

Class R Shares
Shares sold	128,378	170,141
Shares issued in reinvestment of distributions	150,174	77,996
Shares redeemed	(231,841)	(457,453)
Net increase/(decrease) from share transactions	46,711	(209,316)

(a)	Prior to January 1, 2014, the RiverNorth Equity Opportunity Fund was known as the RiverNorth/Manning & Napier Dividend Income Fund.
(b)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	98

RiverNorth/Oaktree High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,811,922	$3,316,666
Net realized gain on investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	1,017,947	1,681,798
Long-term capital gain distributions from other investment companies	–	172,777
Net change in unrealized depreciation on investments, translation of assets and liabilities denominated in foreign currency and forward foreign currency contracts	(2,012,828)	(389,463)
Net increase in net assets resulting from operations	817,041	4,781,778

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(2,049,389)	(2,286,995)
Class R Shares	(477,035)	(1,266,786)
From net realized gains on investments:
Class I Shares	(1,181,067)	–
Class R Shares	(301,878)	–
Net decrease in net assets from distributions to shareholders	(4,009,369)	(3,553,781)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	41,716,266	49,829,646
Reinvestment of distributions	2,926,502	2,066,244
Cost of shares redeemed	(26,330,500)	(8,300,097)
Redemption fees(a)	2,279	6,483
Net increase in net assets from capital share transactions	18,314,547	43,602,276

Class R Shares
Proceeds from shares sold	2,666,136	20,137,356
Reinvestment of distributions	775,104	1,251,067
Cost of shares redeemed	(3,040,882)	(28,173,487)
Redemption fees(a)	548	3,835
Net increase/(decrease) in net assets from capital share transactions	400,906	(6,781,229)

Net Increase in Net Assets	15,523,125	38,049,044

See Notes to Financial Statements.
99	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund
Statements of Changes in Net Assets

NET ASSETS:
Beginning of period	85,635,655	47,586,611
End of period (including accumulated net investment income/(loss) of $(390,410) and $324,092)	$101,158,780	$85,635,655

OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	4,215,706	4,821,757
Shares issued in reinvestment of distributions	298,113	199,618
Shares redeemed	(2,640,721)	(800,633)
Net increase from share transactions	1,873,098	4,220,742

Class R Shares
Shares sold	268,473	1,950,384
Shares issued in reinvestment of distributions	79,080	121,086
Shares redeemed	(303,656)	(2,716,014)
Net increase/(decrease) from share transactions	43,897	(644,544)

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2015	100

RiverNorth Managed Volatility Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014(a)
NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(97,123)	$(206,125)
Net realized gain on investments, securities sold short and written options	267,409	1,524,456
Net change in unrealized depreciation on investments, securities sold short and written options	(111,249)	(242,203)
Net increase in net assets resulting from operations	59,037	1,076,128

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments	(1,212,288)	(1,186,667)
Net decrease in net assets from distributions to shareholders	(1,212,288)	(1,186,667)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,290,890	10,668,196
Reinvestment of distributions	1,122,692	1,179,149
Cost of shares redeemed	(4,257,543)	(9,737,248)
Redemption fees(b)	498	3,289
Net increase/(decrease) in net assets from capital share transactions	(1,843,463)	2,113,386

Net Increase/(Decrease) in Net Assets	(2,996,714)	2,002,847

NET ASSETS:
Beginning of period	18,800,725	16,797,878
End of period (including accumulated net investment loss of $(97,123) and $–)	$15,804,011	$18,800,725

OTHER INFORMATION:
Share Transactions:
Shares sold	129,841	1,028,969
Shares issued in reinvestment of distributions	117,436	117,328
Shares redeemed	(426,737)	(950,469)
Net increase/(decrease) from share transactions	(179,460)	195,828

(a)	Prior to Janurary 1, 2014, the RiverNorth Managed Volatility Fund was known as the Rivernorth Dynamic Buy-Write Fund.
(b)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
101	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Class I
Financial Highlights

	For the Six Months Ended March 31, 2015 (Unaudited)		For the Period ended September 30, 2014(a)

Net asset value - beginning of period	$13.06		$13.16
Income/(Loss) from investment operations:
Net investment income(b)	0.29		0.08
Net realized and unrealized gain/(loss) on investments(b)	0.11		(0.18	)(c)
Total income/(loss) from investment operations	0.40		(0.10)

Less distributions:
From net investment income	(0.44)		–
From net realized gain on investments	(0.76)		–
Total distributions	(1.20)		–
Paid-in capital from redemption fees(b)	0.00	(d)	–
Net decrease in net asset value	(0.80)		(0.10)
Net asset value - end of period	$12.26		$13.06

Total Return(e)	3.23	%(f)	(0.76	%)(f)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$168,468		$39,623
Ratio of expenses to average net assets excluding fee waivers and reimbursements(g)	1.11	%(h)	1.20	%(h)
Ratio of expenses to average net assets including fee waivers and reimbursements(g)	1.11	%(h)	1.20	%(h)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(g)	4.74	%(h)	2.93	%(h)
Ratio of net investment income to average net assets including fee waivers and reimbursements(g)	4.74	%(h)	2.93	%(h)
Portfolio turnover rate	12	%(f)	46	%(f)

(a)	Commenced operations on August 11, 2014.
(b)	Based on average shares outstanding during the period.
(c)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to realized and unrealized gains and losses on investments of the Fund.

(d)	Less than $0.005 per share.
(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(h)	Annualized.

Semi-Annual Report | March 31, 2015	102

RiverNorth Core Opportunity Fund	Class R
Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)

Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
103	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010

$13.05		$12.65	$12.37	$11.18	$11.63	$10.57

0.29		0.32	0.20	0.20	0.32	0.21
0.10		1.00	0.96	2.01	(0.45)	1.30
0.39		1.32	1.16	2.21	(0.13)	1.51

(0.43)		(0.24)	(0.35)	(0.50)	(0.32)	(0.45)
(0.76)		(0.68)	(0.53)	(0.52)	–	–
(1.19)		(0.92)	(0.88)	(1.02)	(0.32)	(0.45)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
(0.80)		0.40	0.28	1.19	(0.45)	1.06
$12.25		$13.05	$12.65	$12.37	$11.18	$11.63

3.16	%(d)	10.81%	10.08%	21.05%	(1.33%)	14.72%

$641,826		$705,299	$647,365	$569,324	$488,195	$392,421
1.35	%(f)	1.37%	1.35%	1.36%	1.45%	1.45%
1.35	%(f)	1.37%	1.35%	1.36%	1.45%	1.45%
4.53	%(f)	2.60%	1.66%	1.74%	2.57%	1.95%
4.53	%(f)	2.60%	1.66%	1.74%	2.57%	1.95%
12	%(d)	46%	46%	30%	38%	38%

Semi-Annual Report | March 31, 2015	104

RiverNorth/DoubleLine Strategic Income Fund	Class I
Financial Highlights

Net asset value - beginning of period
Income from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)
Total income from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)

Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
105	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Period December 30, 2010 (Inception) to September 30, 2011

$10.88		$10.62	$11.33	$10.59	$10.00

0.29		0.59	0.52	0.57	0.42
(0.03)		0.38	(0.51)	0.82	0.46
0.26		0.97	0.01	1.39	0.88

(0.26)		(0.66)	(0.63)	(0.63)	(0.30)
–		(0.05)	(0.09)	(0.02)	–
(0.26)		(0.71)	(0.72)	(0.65)	(0.30)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01
–		0.26	(0.71)	0.74	0.59
$10.88		$10.88	$10.62	$11.33	$10.59

2.40	%(d)	9.38%	(0.03%)	13.56%	8.97	%(d)

$1,728,948		$1,148,744	$785,974	$878,631	$332,664
0.87	%(f)	0.91%	0.89%	0.90%	1.08	%(f)
0.87	%(f)	0.91%	0.89%	0.90%	0.95	%(f)
5.27	%(f)	5.47%	4.68%	5.20%	5.18	%(f)
5.27	%(f)	5.47%	4.68%	5.20%	5.31	%(f)
16	%(d)	56%	80%	74%	64	%(d)

Semi-Annual Report | March 31, 2015	106

RiverNorth/DoubleLine Strategic Income Fund	Class R
Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)

Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
107	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Period December 30, 2010 (Inception) to September 30, 2011

$10.89		$10.63	$11.34	$10.60	$10.00

0.27		0.57	0.49	0.54	0.40
(0.02)		0.38	(0.51)	0.82	0.46
0.25		0.95	(0.02)	1.36	0.86

(0.24)		(0.64)	(0.60)	(0.61)	(0.28)
–		(0.05)	(0.09)	(0.02)	–
(0.24)		(0.69)	(0.69)	(0.63)	(0.28)
0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.02
0.01		0.26	(0.71)	0.74	0.60
$10.90		$10.89	$10.63	$11.34	$10.60

2.37	%(d)	9.09%	(0.29%)	13.28%	8.88	%(d)

$257,605		$232,191	$270,560	$453,520	$141,779
1.11	%(f)	1.16%	1.14%	1.15%	1.33	%(f)
1.11	%(f)	1.16%	1.14%	1.15%	1.20	%(f)
5.00	%(f)	5.26%	4.40%	4.96%	4.99	%(f)
5.00	%(f)	5.26%	4.40%	4.96%	5.11	%(f)
16	%(d)	56%	80%	74%	64	%(d)

Semi-Annual Report | March 31, 2015	108

RiverNorth Equity Opportunity Fund	Class I
Financial Highlights

Net asset value - beginning of period
Income from investment operations:
Net investment income(b)
Net realized and unrealized gain on investments(b)
Total income from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid-in capital from redemption fees(b)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income/(loss) to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

(a)	Prior to January 1, 2014, the RiverNorth Equity Opportunity Fund was known as the RiverNorth/Manning & Napier Dividend Income Fund.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.

See Notes to Financial Statements.
109	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014(a)	For the Year Ended September 30, 2013	For the Period July 18, 2012 (Inception) to September 30, 2012

$12.15		$11.68	$10.42	$10.00

0.32		0.17	0.22	0.02
0.29		1.48	1.50	0.42
0.61		1.65	1.72	0.44

(0.49)		(0.55)	(0.39)	(0.02)
(1.69)		(0.63)	(0.08)	–
(2.18)		(1.18)	(0.47)	(0.02)
0.00	(c)	0.00 (c)	0.01	–
(1.57)		0.47	1.26	0.42
$10.58		$12.15	$11.68	$10.42

5.04	%(e)	14.52%	16.99%	4.44	%(e)

$2,282		$1,925	$3,067	$1,069
1.89	%(g)	2.03%	1.98%	6.16	%(g)
1.35	%(g)	1.35%	1.35%	1.35	%(g)
5.10	%(g)	0.76%	1.33%	(3.92	%)(g)
5.64	%(g)	1.44%	1.96%	0.89	%(g)
33	%(e)	107%	100%	13	%(e)

Semi-Annual Report | March 31, 2015	110

RiverNorth Equity Opportunity Fund	Class R
Financial Highlights

Net asset value - beginning of period
Income from investment operations:
Net investment income(b)
Net realized and unrealized gain on investments(b)
Total income from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid-in capital from redemption fees(b)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income/(loss) to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

(a)	Prior to January 1, 2014, the RiverNorth Equity Opportunity Fund was known as the RiverNorth/Manning & Napier Dividend Income Fund.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.

See Notes to Financial Statements.
111	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014(a)	For the Year Ended September 30, 2013	For the Period July 18, 2012 (Inception) to September 30, 2012

$12.15		$11.68	$10.42	$10.00

0.32		0.13	0.19	0.01
0.26		1.48	1.51	0.44
0.58		1.61	1.70	0.45

(0.47)		(0.52)	(0.37)	(0.03)
(1.69)		(0.62)	(0.08)	–
(2.16)		(1.14)	(0.45)	(0.03)
0.00	(c)	0.00 (c)	0.01	0.00	(c)
(1.58)		0.47	1.26	0.42
$10.57		$12.15	$11.68	$10.42

4.82	%(e)	14.22%	16.75%	4.46	%(e)

$8,171		$8,820	$10,923	$6,282
2.14	%(g)	2.28%	2.21%	6.21	%(g)
1.60	%(g)	1.60%	1.60%	1.60	%(g)
5.07	%(g)	0.41%	1.09%	(4.12	%)(g)
5.61	%(g)	1.09%	1.71%	0.49	%(g)
33	%(e)	107%	100%	13	%(e)

Semi-Annual Report | March 31, 2015	112

RiverNorth/Oaktree High Income Fund	Class I
Financial Highlights

	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013

Net asset value - beginning of period	$10.25		$9.95	$10.00
Income from investment operations:
Net investment income(a)	0.22		0.47	0.22
Net realized and unrealized gain/(loss) on investments(a)	(0.10)		0.33	(0.07)
Total income from investment operations	0.12		0.80	0.15

Less distributions:
From net investment income	(0.32)		(0.50)	(0.20)
From net realized gain on investments	(0.20)		–	–
Total distributions	(0.52)		(0.50)	(0.20)
Paid-in capital from redemption fees(a)	0.00	(b)	0.00 (b)	0.00	(b)
Net increase/(decrease) in net asset value	(0.40)		0.30	(0.05)
Net asset value - end of period	$9.85		$10.25	$9.95

Total Return(c)	1.24	%(d)	8.16%	1.52	%(d)

See Notes to Financial Statements.
113	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013
Supplemental Data:
Net assets, end of period (in thousands)	$85,200		$69,473	$25,472
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.38	%(f)	1.39%	1.58	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.38	%(f)	1.35%	1.35	%(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	4.46	%(f)	4.45%	2.65	%(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	4.46	%(f)	4.49%	2.88	%(f)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.35	%(f)	N/A	N/A	(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.35	%(f)	N/A	N/A	(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	4.49	%(f)	N/A	N/A	(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	4.49	%(f)	N/A	N/A	(f)
Portfolio turnover rate	34	%(d)	91%	117	%(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

Semi-Annual Report | March 31, 2015	114

RiverNorth/Oaktree High Income Fund	Class R
Financial Highlights

	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013

Net asset value - beginning of period	$10.24		$9.95	$10.00
Income from investment operations:
Net investment income(a)	0.21		0.46	0.21
Net realized and unrealized gain/(loss) on investments(a)	(0.10)		0.31	(0.07)
Total income from investment operations	0.11		0.77	0.14

Less distributions:
From net investment income	(0.31)		(0.48)	(0.19)
From net realized gain on investments	(0.20)		–	–
Total distributions	(0.51)		(0.48)	(0.19)
Paid-in capital from redemption fees(a)	0.00	(b)	0.00 (b)	0.00	(b)
Net increase/(decrease) in net asset value	(0.40)		0.29	(0.05)
Net asset value - end of period	$9.84		$10.24	$9.95

Total Return(c)	1.11	%(d)	7.78%	1.38	%(d)

See Notes to Financial Statements.
115	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013
Supplemental Data:
Net assets, end of period (in thousands)	$15,959		$16,163	$22,115
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.63	%(f)	1.63%	1.80	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.63	%(f)	1.60%	1.60	%(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	4.28	%(f)	4.40%	2.60	%(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	4.28	%(f)	4.43%	2.80	%(f)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.60	%(f)	N/A	N/A	(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.60	%(f)	N/A	N/A	(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	4.31	%(f)	N/A	N/A	(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	4.31	%(f)	N/A	N/A	(f)
Portfolio turnover rate	34	%(d)	91%	117	%(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

Semi-Annual Report | March 31, 2015	116

RiverNorth Managed Volatility Fund
Financial Highlights

	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014(a)	For the Period October 12, 2012 (Inception) to September 30, 2013

Net asset value - beginning of period	$10.36		$10.37	$10.00
Income from investment operations:
Net investment loss(b)	(0.06)		(0.12)	(0.06)
Net realized and unrealized gain on investments(b)	0.09		0.79	0.43
Total income from investment operations	0.03		0.67	0.37

Less distributions:
From net investment income	–		–	(0.00	)(c)
From net realized gain on investments	(0.73)		(0.68)	–
Total distributions	(0.73)		(0.68)	(0.00	)(c)
Paid-in capital from redemption fees(b)	0.00	(c)	0.00 (c)	0.00	(c)
Net increase/(decrease) in net asset value	(0.70)		(0.01)	0.37
Net asset value - end of period	$9.66		$10.36	$10.37

Total Return(d)	0.37	%(e)	6.65%	3.71	%(e)

See Notes to Financial Statements.
117	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014(a)	For the Period October 12, 2012 (Inception) to September 30, 2013
Supplemental Data:
Net assets, end of period (in thousands)	$15,804		$18,801	$16,798
Ratios to Average Net Assets (including interest expense and dividend expense on securities sold short)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	2.00	%(g)	1.95%	N/A
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.98	%(g)	1.82%	N/A
Ratio of net investment loss to average net assets excluding fee waivers and reimbursements(f)	(1.16	%)(g)	(1.32%)	N/A
Ratio of net investment loss to average net assets including fee waivers and reimbursements(f)	(1.13	%)(g)	(1.18%)	N/A

Ratios to Average Net Assets (excluding interest expense and dividend expense on securities sold short)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	1.82	%(g)	1.94%	2.19	%(g)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.80	%(g)	1.80%	1.80	%(g)
Ratio of net investment loss to average net assets excluding fee waivers and reimbursements(f)	(0.98	%)(g)	(1.30%)	(0.98	%)(g)
Ratio of net investment loss to average net assets including fee waivers and reimbursements(f)	(0.95	%)(g)	(1.16%)	(0.59	%)(g)

Portfolio turnover rate	274	%(e)	318%	603	%(e)

(a)	Prior to Janurary 1, 2014, the RiverNorth Managed Volatility Fund was known as the Rivernorth Dynamic Buy-Write Fund.
(b)	Based on average shares outstanding during the period.
(c)	Less than $(0.005) and $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.

Semi-Annual Report | March 31, 2015	118

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board’ or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies for financial reporting purposes under generally accepted accounting principles in the United States of America (“GAAP”).

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth Equity Opportunity Fund (the “Equity Opportunity Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Equity Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Equity Opportunity Fund is RiverNorth Capital Management, LLC. The investment objective of the Equity Opportunity Fund is overall total return consisting of long-term capital appreciation and income. Prior to January 1, 2014 the name of the Equity Opportunity Fund was the RiverNorth/Manning & Napier Dividend Income Fund and the sub-adviser was Manning & Napier, Advisors, LLC. On January 28, 2014 the strategy of the RiverNorth Equity Opportunity Fund changed to permit the RiverNorth Equity Opportunity Fund to gain exposure to the equity markets through exchange-traded funds rather than individual dividend-paying stocks.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

The RiverNorth Managed Volatility Fund (the “Managed Volatility Fund”) is a non-diversified series of the Trust and commenced investment operations on October 12, 2012. The investment adviser to the Managed Volatility Fund is RiverNorth Capital Management, LLC. The investment objective of the Managed Volatility Fund is total return with lower volatility than the Standard and Poor’s 500 Index. Prior to January 1, 2014 the name of the Managed Volatility Fund was the RiverNorth Dynamic Buy-Write Fund. On January 28, 2014 the strategy of the RiverNorth Managed Volatility

119	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

Fund changed to permit the RiverNorth Managed Volatility Fund to invest less than 80% of its net assets, plus any borrowings for investment purposes, in common stocks, preferred stocks and options on those securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2015.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their market value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Semi-Annual Report | March 31, 2015	120

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’ assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. For the six months ended March 31, 2015, the Core Opportunity Fund, Strategic Income Fund, Equity Opportunity Fund, High Income Fund, and Managed Volatility Fund received redemption fees of $57,546, $57,868, $499, $2,827, and $498, respectively.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets.

Federal Income Taxes:  The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or

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RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, preferred stocks, business development companies, exchange-traded notes, and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds and open-end mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, contingent convertible securities, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and

Semi-Annual Report | March 31, 2015	122

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Closing bid and ask option contract quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the option contracts. On days when the closing market quotations for option contracts are not considered to be reflective of their value as of the stock market close, each of the option contracts held by a Fund will be priced at the average of the bid and asked quotations as of the stock market close by reference to time-stamped quotes obtained from an independent third-party pricing source. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

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RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

The following is a summary of the inputs used at March 31, 2014 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$532,900,190	$–	$–	$532,900,190
Business Development Companies	14,898,057	–	–	14,898,057
Exchange-Traded Funds	156,750,217	–	–	156,750,217
Exchange-Traded Notes	9,037,797	–	–	9,037,797
Preferred Stocks	1,597,447	–	–	1,597,447
Short-Term Investments	99,626,642	–	–	99,626,642
Total	$814,810,350	$–	$–	$814,810,350

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$8,083	$–	$8,083
Total	$–	$8,083	$–	$8,083

Semi-Annual Report | March 31, 2015	124

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$535,609,303	$–	$–	$535,609,303
Business Development Companies	12,262,181	–	–	12,262,181
Exchange-Traded Funds	16,034,069	–	–	16,034,069
Exchange-Traded Notes	8,412,157	–	–	8,412,157
Open-End Funds	25,046,523	–	–	25,046,523
Preferred Stocks	19,727,796	–	–	19,727,796
Business Development Company Senior Notes	24,900,478	–	–	24,900,478
Foreign Corporate Bonds	–	46,876,477	–	46,876,477
U.S. Corporate Bonds	–	69,685,293	–	69,685,293
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,215,425	–	1,215,425
Collateralized Loan Obligations	–	15,442,863	–	15,442,863
Contingent Convertible Securities	–	1,229,497	–	1,229,497
Non-Agency Collateralized Mortgage Obligations	–	367,142,575	–	367,142,575
U.S. Government Bonds and Notes	–	55,996,826	–	55,996,826
Municipal Bonds	–	19,791,088	–	19,791,088
U.S. Government / Agency Mortgage Backed Securities	–	223,842,131	–	223,842,131
Short-Term Investments	552,947,760	–	–	552,947,760
Total	$1,194,940,267	$801,222,175	$–	$1,996,162,442

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$16,752	$–	$16,752
Total	$–	$16,752	$–	$16,752

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RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

Equity Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$8,341,807	$–	$–	$8,341,807
Exchange-Traded Funds	2,026,354	–	–	2,026,354
Short-Term Investments	116,364	–	–	116,364
Total	$10,484,525	$–	$–	$10,484,525

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$21,177,656	$–	$–	$21,177,656
Bank Loans	–	20,946,675	910,107	21,856,782
Business Development Company Senior Notes	131,906	–	–	131,906
High Yield Debt	–	34,306,616	–	34,306,616
Short-Term Investments	26,663,467	–	–	26,663,467
Total	$47,973,029	$55,253,291	$910,107	$104,136,427

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$430,529	$–	$430,529
Liabilities
Forward Foreign Currency Contracts	–	(19,822)	–	(19,822)
Total	$–	$410,707	$–	$410,707

Semi-Annual Report | March 31, 2015	126

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

Managed Volatility Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,267,176	$–	$–	$1,267,176
Exchange-Traded Funds	3,133,221	–	–	3,133,221
Purchased Options	321,791	–	–	321,791
Short-Term Investments	7,842,124	–	–	7,842,124
Total	$12,564,312	$–	$–	$12,564,312

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	$(433,697)	$–	$–	$(433,697)
Securities Sold Short	(1,728,933)	–	–	(1,728,933)
Total	$(2,162,630)	$–	$–	$(2,162,630)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of September 30, 2014	Accrued discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of March 31, 2015	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2015
High Income Fund
Bank Loans	$130,293	$459	$–	$–	$6,405	$329,975	$(660)	$443,635	$–	$910,107	$(106,164)
Total	$130,293	$459	$–	$–	$6,405	$329,975	$(660)	$443,635	$–	$910,107	$(106,164)

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2015:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Bank Loans	$910,107	Third-Party Vendor Pricing Service	Vendor Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

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RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Vendor Quote	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

There were no transfers into and out of Levels 1 and 2 during the current period presented.

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as purchased and written options, total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Semi-Annual Report | March 31, 2015	128

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

Option Writing/Purchasing

The Managed Volatility Fund may write or purchase option contracts to adjust risk and return of their overall investment positions. When the Managed Volatility Fund writes or purchases an option, an amount equal to the premium received or paid by the Managed Volatility Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Managed Volatility Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Managed Volatility Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. Cash held as collateral for written option contracts is shown on the Managed Volatility Fund’s Statement of Assets and Liabilities.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2015, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. During the six months ended March 31, 2015 the Core Opportunity Fund and the Strategic Income Fund invested in a total return swap. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month or if the cumulative amount owed to either party was greater than or equal to $250,000. Effective January 29, 2015, if the cumulative amount owed to either party is greater than or equal to $400,000 it is settled in cash. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps

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RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Funds may use their own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. The Funds value the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities. The Core Opportunity Fund and the Strategic Income Fund have agreements with ReFlow Fund, LLC to receive the total return of the Funds, based on its daily change in NAV less USD-LIBOR plus an annualized spread of 1.75% and 1.50%, respectively. The agreements terminate December 16, 2015.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

The Core Opportunity Fund and the Strategic Income Fund segregate sufficient assets as collateral to satisfy the current obligations with respect to total return swaps, and this is reflected as Deposit with broker for total return swap contracts on the Statement of Assets and Liabilities.

At March 31, 2015, the receivable for the open swap agreement was $8,083 in the Core Opportunity Fund and $16,752 in the Strategic Income Fund. In accordance with the swap contract, the Core Opportunity Fund and the Strategic Income Fund have the ability to adjust the notional amount on a daily basis. For the six months ended March 31, 2015, the change in notional amount of the swap positions in the Core Opportunity Fund and the Strategic Income Fund is summarized below:

	Core Opportunity Fund	Strategic Income Fund
Beginning of Period	$0	$0
Increases	75,000,000	50,000,000
Decreases	(45,000,000)	(2,500,000)
End of Period	$30,000,000	$47,500,000

Semi-Annual Report | March 31, 2015	130

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

The Managed Volatility Fund had the following transactions in written options during the six months ended March 31, 2015.

	Number of Contracts	Premiums
Balance as of September 30, 2014	2,901	$301,147
Options Written	22,046	1,893,474
Options Expired	(13,320)	(925,056)
Options Closed	(4,595)	(430,585)
Options Exercised	(3,797)	(343,066)
Balance as of March 31, 2015	3,235	$495,914

The effect of derivatives instruments on each Fund’s Statement of Assets and Liabilities as of March 31, 2015:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Core Opportunity Fund	Equity Contracts (Total return swap contracts)	Unrealized appreciation on total return swap contracts	$8,083
Strategic Income Fund	Equity Contracts (Total return swap contracts)	Unrealized appreciation on total return swap contracts	$16,752
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$430,529
Managed Volatility Fund	Equity Contracts (Purchased Options)	Investments in securities, at value	$321,791

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(19,822)
Managed Volatility Fund	Equity Contracts (Written Options)	Written options, at value	$(443,697)

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RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

The effect of derivatives instruments on each Fund’s Statement of Operations for the six months ended March 31, 2015:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Core Opportunity Fund	Equity Contracts (Total return swap contracts)	Net realized gain on Total return swap contracts/ Net change in unrealized appreciation/(depreciation) on Total return swap contracts	$911,242	$8,083
Strategic Income Fund	Equity Contracts (Total return swap contracts)	Net realized gain on Total return swap contracts/ Net change in unrealized appreciation/(depreciation) on Total return swap contracts	$776,200	$16,752
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain on Forward foreign currency contracts/ Net change in unrealized depreciation on Translation of assets and liabilities denominated in forward foreign currencies	$1,962,398	$29,734
Managed Volatility Fund	Equity Contracts (Purchased Options)	Net realized gain/(loss) on Investments/ Net change in unrealized appreciation/(depreciation) on Investments	$(483,080)	$(74,025)
Managed Volatility Fund	Equity Contracts (Written Options)	Net realized gain/(loss) on Written options/ Net change in unrealized appreciation/(depreciation) on Written options	$966,501	$203,221

The average purchased and written option contracts, forward currency contracts, and total return swap contract notional amount during the six months ended March 31, 2015 is noted below.

Fund	Average Notional Amount of Total Return Swap Contracts*
Core Opportunity Fund	$61,500,000
Strategic Income Fund	$48,750,000

*	For the period in which the total return swap was held.

Semi-Annual Report | March 31, 2015	132

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

Fund	Average Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$14,270,499

Fund	Average Purchased Option Contract Volume	Average Written Option Contract Volume
Managed Volatility Fund	2,127	(3,974)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. Balance Sheet netting was considered and it was determined there are no master netting agreements related to the Funds’ positions in total return swaps, options and forward foreign currency contracts.

5. Short sales

The Managed Volatility Fund may enter into short sales transactions to realize additional gains or hedge investments. Short sales are transactions in which the Managed Volatility Fund sells a security that it may not own. When the Managed Volatility Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Managed Volatility Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Managed Volatility Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Managed Volatility Fund. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. loan participations and assignments

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing

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RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At March 31, 2015, the High Income Fund had $1,721,100 in unsettled domestic and foreign loan commitments.

7. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILiates

The Adviser serves as the investment adviser to the Funds.  Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies.  As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
Equity Opportunity Fund	1.00%
High Income Fund	1.00%
Managed Volatility Fund	1.00%

The Adviser has contractually agreed to defer the collection of the Funds’ management fees and/or reimburse expenses, but only to the extent necessary to limit net annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Funds’ invest; and extraordinary expenses), including amortized offering costs as a percentage of the average daily net assets of the Funds.  Each deferral of fees or reimbursements of expenses by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred, provided that the Fund is able to make the repayment without exceeding the below expense limitations and the repayment is approved by the Board.

Semi-Annual Report | March 31, 2015	134

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

			Expiration of Expense
Fund	Class I	Class R	Limitation Agreement
Core Opportunity Fund	1.35%	1.60%	January 31, 2016
Strategic Income Fund	0.95%	1.20%	January 31, 2016
Equity Opportunity Fund	1.35%	1.60%	January 31, 2016
High Income Fund	1.35%	1.60%	January 31, 2016
Managed Volatility Fund	N/A	1.80%	January 31, 2016

As of the year ended September 30, 2014, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2015	2016	2017
Fund/Class
Core Opportunity Fund
Class I	N/A	N/A	N/A
Class R	N/A	N/A	N/A

Strategic Income Fund
Class I	N/A	N/A	N/A
Class R	N/A	N/A	N/A

Equity Opportunity Fund
Class I	$5,553	$19,714	$17,095
Class R	36,038	65,892	65,618
Total	$41,591	$85,606	$82,713

High Income Fund
Class I	N/A	$26,539	$19,885
Class R	N/A	20,011	7,302
Total	N/A	$46,550	$27,187

Managed Volatility Fund	N/A	$61,295	$24,089

For the six month period ended March 31, 2015, the High Income Fund repaid previously waived fees of $9,047 in Class I and $1,171 in Class R.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of the Trust, provide or arrange to be provided to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

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RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds.  The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, the Class R Shares of the Equity Opportunity Fund, the Managed Volatility Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets.  Under the Plan the Trust may engage in any activities related to the distribution of Fund shares.  The expenses of the Funds’ Plan are reflected as 12b-1 fees in the statement of operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc (“the Distributor”) to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $36,000 per year. The audit committee chairman receives an additional $1,000 per year. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

Certain Trustees and Officers of the Trust are also officers of the Adviser, the Distributor or the Administrator.

8. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2015.

Semi-Annual Report | March 31, 2015	136

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2014, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund*	$9,263,037	$66,973	$35,460,760	$–	$44,790,770
Strategic Income Fund*	67,984,676	–	4,321,081	–	72,305,757
Equity Opportunity Fund*	922,410	–	282,200	–	1,204,610
High Income Fund*	3,553,781	–	–	–	3,553,781
Managed Volatility Fund*	1,186,667	–	–	–	1,186,667

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2014, certain differences were reclassified. These differences were primarily due to book/tax distribution differences, to the different tax treatment of organizational costs and certain other investments; the amounts reclassified did not affect net assets. The reclassifications were as follows:

	Increase/(Decrease) Paid-in Capital	Increase Accumulated Net Investment Income	(Decrease) Accumulated Net Realized Gain/(Loss)
Core Opportunity Fund	$–	$5,763,296	$(5,763,296)
Strategic Income Fund	–	7,221,428	(7,221,428)
Equity Opportunity Fund	–	368,682	(368,682)
High Income Fund	808	329,745	(330,553)
Managed Volatility Fund	(856)	206,125	(205,269)

At September 30, 2014, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$16,478,925	$45,605,011	$67,423,363	$–	$129,507,299
Strategic Income Fund	346,376	(6,389,418)	11,702,026	(87,333)	5,571,651
Equity Opportunity Fund	224,725	1,422,327	715,996	–	2,363,048
High Income Fund	2,019,918	175,456	(976,033)	(381,155)	838,186
Managed Volatility Fund	1,051,693	–	(309,479)	(85,062)	657,152

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RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

Capital Losses: As of September 30, 2014 the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code.

Capital losses carried forward were as follows:

Fund	Short-Term	Long-Term
Strategic Income Fund	$5,059,657	$–

The Strategic Income Fund has elected to defer to the period ending September 30, 2015 capital losses recognized during the period November 1, 2013 to September 30, 2014 in the amount of $1,329,761.

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2015, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund	$85,840,072	$(22,163,144)	$63,676,928	$751,133,422
Strategic Income Fund	69,806,665	(63,181,754)	6,624,911	1,989,537,531
Equity Opportunity Fund	789,541	(67,571)	721,970	9,762,555
High Income Fund	379,072	(3,976,947)	(3,597,875)	107,734,302
Managed Volatility Fund	193,561	(641,864)	(448,303)	13,012,615

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to PFIC’s, wash sales and tax treatment of certain other investments.

9. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2015, excluding U.S. Government Obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$156,258,810	$83,452,349
Strategic Income Fund	459,618,036	124,871,646
Equity Opportunity Fund	3,549,249	3,760,217
High Income Fund	26,300,011	27,176,286
Managed Volatility Fund	20,992,580	20,302,745

Semi-Annual Report | March 31, 2015	138

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)
Investment Transactions in U.S. Government Obligations for the six months ended March 31, 2015 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Strategic Income Fund	$92,391,010	$77,072,390

10. Affiliated companies

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment in affiliated companies for the six months ended March 31, 2015 were as follows:

Strategic Income Fund

Security Name	Share Balance at October 1, 2014	Purchases	Sales	Share Balance at March 31, 2015	Dividends	Realized Gains/ (Losses)
RiverNorth/Oaktree High Income Fund, Class I	–	2,542,794	–	2,542,794	$46,523	$–
					$46,523	$–

11. REVOLVING LINE OF CREDIT

On April 8, 2014 the Funds entered into a $100,000,000 unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the One-Month LIBOR Rate in effect on the day the loan is made plus 1.25%, whichever is greater. For unloaned balances the Funds pay a facility fee equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.10%. The Revolving Credit Agreement expires on April 7, 2015. On February 17, 2015 the Board approved a renewal of the Revolving Credit Agreement for an additional one-year period. For the period of December 16, 2014 through January 14, 2015, the High Income Fund borrowed $9,500,000 at an average annual rate of 1.42%. For the six month period ended March 31, 2015 no other Funds borrowed money under the Agreement.

12. BENEFICIAL OWNERSHIP

On March 31, 2015, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company

139	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2015 (Unaudited)

Act of 1940. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2015, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund - Class I	BMO Harris Bank	52.43%
Core Opportunity Fund - Class I	Charles Schwab & Company, Inc.	33.39%
Core Opportunity Fund - Class R	National Financial Services Corp	68.67%
Strategic Income Fund - Class R	Charles Schwab & Company, Inc.	36.04%
Equity Opportunity Fund - Class I	National Financial Services Corp	42.81%
Equity Opportunity Fund - Class R	National Financial Services Corp	33.38%
Equity Opportunity Fund- Class R	TD Ameritrade, Inc.	29.52%
Managed Volatility Fund	Charles Schwab & Company, Inc.	41.71%
Managed Volatility Fund	TD Ameritrade, Inc.	30.21%
High Income Fund- Class I	RiverNorth/DoubleLine Strategic Income Fund	29.39%
High Income Fund- Class R	Charles Schwab & Company, Inc.	40.90%
High Income Fund- Class R	TD Ameritrade, Inc.	37.50%

13. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | March 31, 2015	140

RiverNorth Funds	Additional Information
March 31, 2015 (Unaudited)
PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on February 26, 2007. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-888-848-7569.

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2015 (Unaudited)

RENEWAL OF MANAGEMENT AGREEMENT

At an in-person meeting of the Board, held on November 18, 2014 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)), considered the renewal of the Management Agreement between the Adviser and the Trust. The Board received materials compiled by the Adviser and the Funds’ administrator including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, certifications regarding the Adviser’s compliance programs and information regarding the performance of Funds’ benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (iv) the extent to which economies of scale will be realized by each Fund as it grows, and (v) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

Core Opportunity Fund

Regarding the Core Opportunity Fund, the Board reviewed the performance of the Fund for the year-to-date, one-year, three-year and five-year periods as of September 30, 2014. These returns were compared to the returns of mutual funds in Morningstar’s Moderate Allocation and Multi-alternative Categories. The Trustees also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board concluded that the performance compared favorably to the Multi-alternative Category peer group averages and slightly outperformed the Moderate Allocation Strategy for the year-to-date, one-year, and five-year periods and slightly underperformed for the five-year period. The Board further noted that the performance of the Core Opportunity Fund was mixed compared to the returns of the relative benchmark indices.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in a relative peer group. The Board noted that the Core Opportunity Fund annual net expense ratio of 1.37% was higher than the median of 1.06% and higher than the average of 0.87% for the other funds in Morningstar’s Moderate Allocation Category. The Board also noted that the annual gross expense ratio of 1.37% was higher than the median of 1.10% and higher than the average of 0.90% for the other funds in Morningstar’s Moderate Allocation Category. The Board noted, however, that the higher gross fees were attributable to the fees charged by the closed-end funds in which the Fund invests and were not direct operating expenses of the Fund.

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.59% median and the 0.53% average paid by the other peer funds in the Morningstar Moderate Allocation Category. The Board noted that the minimum fee for the same peer group was 0.10%. The Board noted, however, that the funds in the minimum management fee range, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that although fees were

Semi-Annual Report | March 31, 2015	142

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2015 (Unaudited)

somewhat high relative to the Fund’s peers, the fees were reasonable given the unique investment characteristics of the Fund and the nature of the services to be provided by the Adviser.

Strategic Income Fund

Regarding the Strategic Income Fund, the Board reviewed the performance of the Fund for the year-to-date, one-year period and three-year period ended September 30, 2014. The Board noted that the Strategic Income Fund outperformed peer mutual funds in Morningstar’s Multi-Sector Bond and Alternative Categories for each period. The Board also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in a relative peer group. The Board noted that the annual net expense ratio of 0.91% for the Institutional class was lower than the median of 0.99% and lower than the average of 1.00% for the other funds in Morningstar’s Multi-Sector Bond Category, and less than the highest which was 1.83%. The Board also noted that the annual gross expense ratio of 0.91% for the Institutional class of the Fund was lower than the median of 1.06% and lower than the average of 1.11% for the other funds in Morningstar’s Multi-Sector Bond Category.

The Board also noted that the annual management fee of 0.75% for the Fund was above the 0.56% median and the 0.60% average paid by the other peer funds in the Morningstar Multi-Sector Bond Category. The Board noted that the Fund’s 0.75% management fee was lower; however, than the 1.25% maximum fee charged by the peers and the Morningstar Multi-Sector Bond Category and that the minimum fee for the same peer group was 0.00%. The Board noted that the funds with no management fee, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services to be provided to the Fund.

Equity Opportunity Fund

Regarding the Equity Opportunity Fund, the Board reviewed the performance of the Fund for the year-to-date and one-year period ended September 30, 2014. The Board noted that the Fund underperformed the peer funds in the Morningstar Large Blend Equity Fund Category for the year-to-date period and outperformed such peer funds for the one-year period. The Board also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board concluded that the performance compared in line with the peer group averages and the returns of the relative benchmark index.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in a relative peer group. The Board noted that the annual net expense ratio of 1.35% for the Institutional class of the Fund was lower than the median of 1.39% and lower than the average of 1.45% for the other funds in Morningstar’s Large Blend Equity Funds Category, and less than the highest which was 2.49%. The Board also noted that the annual gross expense ratio of 2.03% for

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2015 (Unaudited)

the Institutional class of the Fund was lower than the median of 2.10% and lower than the average of 2.75% for the other funds in Morningstar’s Large Blend Equity Funds Category.

The Board noted that the annual net expense ratio of 1.60% for the Retail class of the Fund was higher than the median of 1.39% and higher than the average of 1.45% for the other funds in Morningstar’s Large Blend Equity Funds Category, and less than the highest which was 2.49%. The Board also noted that the annual gross expense ratio of 2.28% for the Retail class of the Fund was higher than the median of 2.10% and lower than the average of 2.75% for the other funds in Morningstar’s Large Blend Equity Funds Category.

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.81% median and the 0.86% average paid by the other peer funds in the Morningstar Large Blend Equity Funds Category. The Board noted that the Fund’s 1.00% management fee was lower, however, than the 1.95% maximum fee charged by the peers in the Morningstar Large Blend Equity Funds Category and that the minimum fee for the same peer group is 0.35%. The Board noted that the funds within the lowest management fee range, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that although the fees were somewhat high, relative to the Fund’s peers, the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services to be provided to the Fund.

High Income Fund

Regarding the High Income Fund, the Board reviewed the performance of the Fund for the year-to-date and one-year period ended September 30, 2014. The Board noted that the Fund underperformed the peer funds in the Morningstar Multi-Sector Bond Funds Category for the year-to-date period and outperformed such peer funds for the one-year period. The Board also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board concluded that the performance compared in line with the peer group averages and the returns of the relative benchmark index.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in a relative peer group. The Board noted that the annual net expense ratio of 1.35% for the Institutional class of the Fund was higher than the median of 0.97% and the average of 0.92% for the other funds in Morningstar’s Multi-Sector Bond Funds Category. The Board also noted that the annual gross expense ratio of 1.39% for the Institutional class of the Fund was lower than the median of 1.43% and lower than the average of 1.66% for the other funds in Morningstar’s Multi-Sector Bond Funds Category.

The Board noted that the annual net expense ratio of 1.60% for the Retail class of the Fund was higher than the median of 0.97% and higher than the average of 0.92% for the other funds in Morningstar’s Multi-Sector Bond Funds Category. The Board also noted that the annual gross expense ratio of 1.63% for the Retail class of the Fund was higher than the median of 1.43% and lower than the average of 1.66% for the other funds in Morningstar’s Multi-Sector Bond Funds Category.

Semi-Annual Report | March 31, 2015	144

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2015 (Unaudited)

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.60% median and the 0.55% average paid by the other peer funds in the Morningstar Multi-Sector Bond Funds Category. The Board noted that the Fund’s 1.00% management fee was lower, however, than the 1.19% maximum fee charged by the peers in the Morningstar Multi-Sector Bond Funds Category and that the minimum fee for the same peer group is 0.05%. The Board noted that the funds within the lowest management fee range, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that although the fees were high, relative to the Fund’s peers, the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services to be provided to the Fund.

Managed Volatility Fund

Regarding the Managed Volatility Fund, the Board reviewed the performance of the Fund for the year-to-date and one-year period ended September 30, 2014. The Board noted that the Managed Volatility Fund returns outperformed the Morningstar’s Long/Short Equity Funds Category for each period. The Board also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board noted that the performance compared favorably to the peer group averages and to the returns of the relative benchmark index for the short-term period presented.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in a relative peer group. The Board noted that the annual net expense ratio of 1.80% for the Institutional class of the Fund was higher than the median of 1.62% and slightly lower than the average of 1.87% for the other funds in Morningstar’s Long/Short Equity Funds Category, but less than the highest which was 3.33%. The Board also noted that the annual gross expense ratio of 2.19% for the Institutional class of the Fund was lower than the median of 2.34% and lower than the average of 3.69% for the other funds in Morningstar’s Long/Short Equity Funds Category.

The Board also noted that the annual management fee of 1.00% for the Fund was below the 1.25% median and the 1.27% average paid by the other peer funds in the Morningstar Long/Short Equity Funds Category. The Board noted that the Fund’s 1.00% management fee was also lower than the 2.45% maximum fee charged by the peers in the Morningstar Long/Short Equity Funds Category and that the minimum fee for the same peer group was 0.52%. The Board noted that the funds within the lowest management fee range, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services to be provided to the Fund.

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would be subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2015 (Unaudited)

personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees concluded that the Adviser had provided quality services and would continue to do so for the Funds.

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board noted the Adviser’s financial condition is stable as additional accounts and income from its mutual funds have contributed to higher revenues for the Adviser. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund and the Strategic Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

Consideration and Renewal of Investment Sub-Advisory Agreements with DoubleLine Capital, LP and Oaktree Capital Management, L.P. – Strategic Income Fund and High Income Fund

At an in-person meeting of the Board, held on November 18, 2014 and called expressly for that purpose, the Board, including the Independent Trustees, considered the renewal of the sub-advisory agreement (the “DoubleLine Agreement”) between the Adviser and DoubleLine Capital, LP (“DoubleLine”) related to the Strategic Income Fund and to the materials provided in support of the proposed renewal of the sub-advisory agreement (the “Oaktree Agreement” and together with the DoubLine Agreement, the “Sub-Advisory Agreements”) between the Adviser and Oaktree Capital Management, L.P. (“Oaktree” and together with DoubeLine, the “Sub-Advisers”) related to the High Income Fund (together with the Strategic Income Fund, the “Funds”). The Board then considered the renewal of the Sub-Advisory Agreements. The Board received materials compiled by each Sub-Adviser and the Funds’ administrator including a copy of the Sub-Advisory Agreements, each Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of each Sub-Adviser’s Form ADV, certifications regarding the Sub-Advisers’ compliance programs and information regarding the performance of the Funds’ benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreements: (i) the investment performance of each Fund and the investment performance of the Sub-Advisers, (ii) the nature, extent and quality of the services provided by Sub-Advisers to the Funds, (iii) the costs of the services provided and the profits to be realized by each Sub-Adviser and any of its affiliates from the relationship with the Funds, (iv) the extent to which economies of scale will be realized by the Funds as they grow, and (v) whether the fee levels of each Fund reflected the economies of scale to the benefit of each Fund’s shareholders.

Semi-Annual Report | March 31, 2015	146

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2015 (Unaudited)

The Board reviewed the performance of the Strategic Income Fund for the year-to-date, one-year and three-year period ended September 30, 2014. The Board noted that the Strategic Income Fund’s returns outperformed the funds in Morningstar’s Multi-Sector Bond and Alternative Categories. The Board also reviewed the Strategic Income Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by DoubleLine. The Board, including the Independent Trustees, concluded that the performance was in line with the peer group averages and to the returns of the relative benchmark index.

The Board reviewed the performance of the High Income Fund for the year-to-date and one-year period ended September 30, 2014. The Board noted that the High Income Fund underperformed the peer funds in the Morningstar Multi-Sector Bond Funds Category for the year-to-date period and outperformed such peer funds for the one-year period. The Board also reviewed the High Income Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by Oaktree. The Board, including the Independent Trustees, concluded that the performance was in line with the peer group averages and to the returns of the relative benchmark index.

As to the comparative fees and expenses, the Board considered the management fee paid by the each Fund to the Adviser, and noted that the Adviser pays each Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board noted that the sub-advisory fee paid by the Adviser to each Sub-Adviser was reasonable as well given the fees each Sub-Adviser charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board considered that under the terms of the Sub-Advisory Agreements, the Sub-Advisers would, subject to the supervision of the Board, provide to the Funds such investment advice as Sub-Advisers, in their discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed Form ADV of each Sub-Adviser, which provided details regarding the experience of each Sub-Adviser’s investment personnel. The Sub-Advisers also provided additional information regarding their experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees, concluded that each Sub-Adviser had provided quality services and would continue to do so for the Funds.

As to the cost of the services to be provided and to the profits to be realized by the Sub-Advisers, the Board reviewed each Sub-Adviser’s estimates of its profitability and its financial condition. The Board noted that the financial condition of each Sub-Adviser was stable as additional accounts and income from its mutual funds had contributed to higher revenues. The Board, including the Independent Trustees determined that the Sub-Advisory Agreements were not overly profitable to the Sub-Advisers and the financial condition of each Sub-Adviser was adequate. The Board noted that neither Sub-Adviser has affiliations with the Funds’ transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2015 (Unaudited)

in the best interests of each the Funds to continue the Sub-Advisory Agreements between the Adviser and the Sub-Advisers with respect to the Funds for an additional one-year period.

Semi-Annual Report | March 31, 2015	148

RiverNorth Funds	Notes

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RiverNorth Funds	Notes

Semi-Annual Report | March 31, 2015	150

RiverNorth Funds	Notes

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RiverNorth Funds
RiverNorth Core Opportunity Fund
RiverNorth/DoubleLine Strategic Income Fund
RiverNorth Equity Opportunity Fund
RiverNorth Managed Volatility Fund
RiverNorth/Oaktree High Income Fund

Board of Trustees
Patrick W. Galley, CFA, Chairman
James G. Kelley
John S. Oakes
Fred G. Steingraber
John K. Carter

Investment Adviser
RiverNorth Capital Management, LLC

Sub Advisers
DoubleLine Capital LP
Oaktree Capital Management, L.P.

Transfer Agent, Administrator and
Dividend Disbursing Agent
ALPS Fund Services, Inc.

Distributor
ALPS Distributors, Inc.

Custodian
State Street Global Services

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

NOT APPLICABLE – disclosed with annual report.

Item 3.	Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report.

Item 4.	Principal Accountant Fees and Services.

NOT APPLICABLE - disclosed with annual report.

Item 5.	Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only.

Item 6.	Schedule of Investments.

NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

NOT APPLICABLE – applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Not Applicable – filed with annual report.

	(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

	(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1during the period.

	(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	June 8, 2015

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	June 8, 2015